UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22538

Advisers Investment Trust

(Exact name of registrant as specified in charter)

50 S. LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

The Northern Trust Company

50 S. LaSalle Street

Chicago, Illinois 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-4100

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a) The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

INDEPENDENT FRANCHISE PARTNERS

US EQUITY FUND

SEMI-ANNUAL REPORT

March 31, 2020

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

March 31, 2020 (Unaudited)

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SHAREHOLDER LETTER

March 31, 2020

Dear Shareholder:

We are pleased to present to shareholders the March 31, 2020 Semi-Annual Report for the Independent Franchise Partners US Equity Fund (the “Fund”), a series of the Advisers Investment Trust. This report contains the results of Fund operations for the six months ended March 31, 2020.

We appreciate the trust and confidence you have placed in us by choosing the Fund and its Investment Adviser, Independent Franchise Partners, LLP, and we look forward to continuing to serve your investing needs.

Sincerely,

Barbara J. Nelligan	Sandeep Ghela
President	Chief Operating Officer
Advisers Investment Trust	Independent Franchise Partners, LLP

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value

COMMON STOCKS	96.3%
Beverages	2.3%
Molson Coors Beverage Co. - Class B		800,284	$31,219,079

Biotechnology	3.4%
Corteva Inc.		2,022,704	47,533,544

Commercial Services	1.3%
ServiceMaster Global Holdings Inc.(a)		682,906	18,438,462

Computers & Peripherals	8.0%
Apple Inc.		234,199	59,554,464
International Business Machines Corp.		452,901	50,240,308

			109,794,772

Diversified Financials	6.3%
S&P Global Inc.		180,301	44,182,760
Western Union Co.		2,346,519	42,542,389

			86,725,149

Diversified Support Services	1.4%
IAA Inc.(a)		670,809	20,097,438

Health Care Equipment & Supplies	2.6%
Alcon Inc.(a)		707,606	36,266,186

Information Services	2.5%
Equifax Inc.		284,622	33,998,098

Internet Software & Services	10.6%
Alphabet Inc. - Class A(a)		21,245	24,685,628
Booking Holdings Inc.(a)		43,463	58,471,643
eBay Inc.		1,198,302	36,020,958
Facebook, Inc. - Class A(a)		158,974	26,516,863

			145,695,092

IT Services	3.3%
Accenture PLC - Class A		278,035	45,391,994

Media	10.4%
Fox Corp. - Class A		2,459,813	58,125,381
News Corp. - Class A		4,288,708	38,491,154
News Corp. - Class B		1,541,749	13,860,324
World Wrestling Entertainment Inc. - Class A		968,826	32,872,266

			143,349,125

Pharmaceuticals	13.5%
Bristol-Myers Squibb Co.		1,066,861	59,466,832
Johnson & Johnson		589,826	77,343,883
Novartis AG - REG		592,710	49,171,838

			185,982,553

Software	12.9%
Autodesk Inc.(a)		22,952	3,582,807
Electronic Arts Inc.(a)		592,286	59,329,289

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value

Microsoft Corp.		414,865	$65,428,359
Oracle Corp.		1,014,750	49,042,867

			177,383,322

Tobacco	12.5%
Altria Group Inc.		1,221,235	47,225,157
British American Tobacco PLC		1,517,899	52,017,703
Imperial Brands PLC		841,373	15,642,600
Philip Morris International Inc.		781,209	56,997,009

			171,882,469

Toys/Games/Hobbies	5.3%
Nintendo Co. Ltd.		188,217	72,836,172

TOTAL COMMON STOCKS (Cost $1,340,395,409)			1,326,593,455

TOTAL INVESTMENTS (Cost $1,340,395,409)	96.3%		1,326,593,455
NET OTHER ASSETS (LIABILITIES)	3.7%		50,534,266

NET ASSETS	100.0%		$1,377,127,721

(a)Non-income producing security.

Abbreviations:

REG – Registered

At March 31, 2020, the Fund’s investments were concentrated in the following countries:

Country Allocation	Percentage of Net Assets

United States	79.9%
Switzerland	6.2
Japan	5.3
United Kingdom	4.9

Total	96.3%

See Notes to Financial Statements.
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ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2020 (Unaudited)

Independent Franchise Partners US Equity Fund

Assets:
Investments, at value (Cost: $1,340,395,409)	$1,326,593,455
Cash	38,375,059
Foreign currency (Cost: $1,584)	1,584
Receivable for dividends	5,015,914
Reclaims receivable	3,141,070
Receivable for investments sold	9,071,978
Prepaid expenses	19,725

Total Assets	1,382,218,785
Liabilities:
Securities purchased payable	3,451,206
Investment advisory fees payable	806,310
Accounting and Administration fees payable	752,397
Regulatory and Compliance fees payable	27,250
Risk Officer fees payable	13,115
Accrued expenses and other payables	40,786

Total Liabilities	5,091,064

Net Assets	$1,377,127,721

Net assets	$1,377,127,721
Shares of common stock outstanding	89,444,611

Net asset value per share	$15.40

Net Assets:
Paid in capital	$1,102,566,150
Distributable earnings (loss)	274,561,571

Net Assets	$1,377,127,721

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2020 (Unaudited)

Independent Franchise Partners US Equity Fund

Investment Income:
Dividend income (Net of foreign withholding tax of $400,916)	$20,566,671
Operating expenses:
Investment advisory	5,392,864
Accounting and Administration	460,607
Regulatory and Compliance	82,327
Risk Officer	18,000
Trustees	25,599
Other	79,102

Total expenses	6,058,499

Net investment income	14,508,172

Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	308,877,911
Net increase from payments by affiliates	271,684
Net realized losses from foreign currency transactions	(1,464)
Change in unrealized appreciation (depreciation) on investments	(448,435,468)
Change in unrealized appreciation (depreciation) on foreign currency	82,238

Net realized and unrealized losses from investment activities	(139,205,099)

Change in Net Assets Resulting from Operations	$(124,696,927)

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2020 (Unaudited) and the year ended September 30, 2019

	Independent Franchise Partners US Equity Fund
	2020	2019

Increase (decrease) in net assets:
Operations:
Net investment income	$14,508,172	$33,123,824
Net realized gains (losses) from investment and foreign currency transactions	309,148,131	111,691,667
Change in unrealized appreciation (depreciation) on investments and foreign currency	(448,353,230)	25,037,278

Change in net assets resulting from operations	(124,696,927)	169,852,769

Dividends paid to shareholders:
From distributable earnings	(165,226,614)	(135,851,949)

Total dividends paid to shareholders	(165,226,614)	(135,851,949)

Capital Transactions:
Proceeds from sale of shares	50,870,000	106,291,312
Value of shares issued to shareholders in reinvestment of dividends	158,832,872	130,469,928
Value of shares redeemed	(671,174,022)	(267,284,191)

Change in net assets from capital transactions	(461,471,150)	(30,522,951)

Change in net assets	(751,394,691)	3,477,869
Net assets:
Beginning of period	2,128,522,412	2,125,044,543

End of period	$1,377,127,721	$2,128,522,412

Share Transactions:
Sold	2,636,948	5,806,665
Reinvested	8,693,644	8,384,957
Redeemed	(35,901,928)	(14,716,739)

Change	(24,571,336)	(525,117)

See Notes to Financial Statements.

6

ADVISERS INVESTMENT TRUST FINANCIAL HIGHLIGHTS For the years indicated

	Independent Franchise Partners US Equity Fund
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015

Net asset value, beginning of period	$18.67		$18.55		$17.66		$16.21	$14.57	$14.65

Income (loss) from operations:
Net investment income	0.26		0.30		0.28		0.23	0.22	0.23
Net realized and unrealized gains (losses) from investments	(1.49)		1.06		1.51		1.80	2.59	0.16

Total from investment operations	(1.23)		1.36		1.79		2.03	2.81	0.39

Less distributions paid:
From net investment income	(0.37)		(0.31)		(0.24)		(0.22)	(0.24)	(0.18)
From net realized gains on investments	(1.68)		(0.93)		(0.66)		(0.36)	(0.93)	(0.29)

Total distributions paid	(2.05)		(1.24)		(0.90)		(0.58)	(1.17)	(0.47)

Increase from redemption fees	0.01		—	(a)	—	(a)	— (a)	— (a)	—	(a)

Change in net asset value	(3.27)		0.12		0.89		1.45	1.64	(0.08)

Net asset value, end of period	$15.40		$18.67		$18.55		$17.66	$16.21	$14.57

Total return(b)	(8.24	%)(c)	8.67%		10.34%		12.99%	20.23%	2.56%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,377,128		$2,128,522		$2,125,045		$1,929,030	$1,558,064	$946,110
Ratio of net expenses to average net assets	0.76	%(d)	0.76%		0.76%		0.77%	0.79%	0.80%
Ratio of net investment income to average net assets	1.83	%(d)	1.62%		1.54%		1.42%	1.64%	1.54%
Ratio of gross expenses to average net assets	0.76	%(d)	0.76	%(e)	0.76	%(e)	0.77%	0.79%	0.80	%(e)
Portfolio turnover rate(b)	29.26%		37.99%		38.63%		30.72%	19.29%	45.30%

(a)	Redemption fees were less than $0.005 per share.
(b)	Not annualized for periods less than one year.
(c)	During the period, the Adviser reimbursed the fund for a loss realized in connection with a trade error. Such payment represented 0.02% to the Fund’s total return.
(d)	Annualized for periods less than one year.
(e)	During the periods shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. These financial statements and notes only relate to the IFP US Equity Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A. Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2020 in valuing the Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
IFP US Equity Fund
Common stocks(1)	$1,326,593,455	$—	$—	$1,326,593,455

Total Investments	$1,326,593,455	$—	$—	$1,326,593,455

(1)	See investment industries in the Schedule of Investments.

As of March 31, 2020, there were no Level 2 or Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the six months ended March 31, 2020.

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. At financial reporting period ends, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

EXPENSEALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

REDEMPTION FEES

The Fund will charge a redemption fee of up to 0.25% of the total redemption amount if you sell your shares, regardless of the length of time you have held your shares and subject to certain exceptions and limitations described in the prospectus. The redemption fee is paid directly to the Fund and is intended to encourage long-term investment in the Fund, to facilitate portfolio management and to avoid (or compensate the Fund for the impact of) transaction and other Fund expenses incurred as a result of shareholder redemptions. Redemption fees charged for the six months ended March 31, 2020 and year ended September 30, 2019 were $665,284 and $564,454, respectively, and are reflected within the value of shares redeemed on the Statements of Changes in Net Assets.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2020, the Fund did not have material uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s Federal tax returns for the tax years ended September 30, 2016, 2017, 2018 and 2019 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

B.     Fees and Transactions with Affiliates and Other Parties

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Independent Franchise Partners, LLP (the “Adviser”) to provide investment management services to the Fund. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. Under the terms of the Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s daily net assets at the following annualized rates:

Adviser’s Assets Under Management(1)	Scale Discount for Assets in each Range	Annualized Rate	Effective Overall Annual Fee
First $1 billion	—	0.88%	0.88%
$1 - 2 billion	0.10%	0.78%	at $2 billion 0.83%
$2 - 3 billion	0.20%	0.68%	at $3 billion 0.78%
$3 - 4 billion	0.30%	0.58%	at $4 billion 0.73%
$4 - 5 billion	0.40%	0.48%	at $5 billion 0.68%
Above $5 billion	—	—	0.68%

(1)

The Adviser’s total assets under management at the end of each calendar quarter are used to calculate the effective annual fee to be applied during the next calendar quarter. During the six months ended March 31, 2020, the effective annualized rate was 0.68% given the Adviser’s total assets under management were in excess of $5 billion during the period.

Foreside Financial Services, LLC (the “Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $5,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund has agreed to pay Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $175,000 relating to these services, and reimburse for certain expenses incurred on behalf of the Fund as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual base fee, a basis-point fee based on the Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Carne Global Financial Services (US) LLC (“Carne”) provides Risk Management and Oversight Services for the Fund pursuant to a written agreement between the Trust, on behalf of the Fund, and Carne, including providing the Risk Officer to the Fund to administer the Fund risk program and oversee the analysis of investment performance and performance of service providers. The Fund has agreed to pay Carne an annual fee of $30,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Carne pursuant to this agreement are reflected as “Risk Officer” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, Northern Trust, Carne or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2020 the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $120,000 and reimbursement for certain expenses. Effective April 1, 2020 the Trust pays an annual retainer of $125,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2020, the aggregate Trustee compensation paid by the Trust was $180,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” expenses on the Statement of Operations.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.85% of the average daily net assets of the Fund until January 28, 2021. For the six months ended March 31, 2020, there were no expenses reduced by the Adviser. Any fees waived or expenses reimbursed during a fiscal year are not subject to repayment from the Fund to the Adviser in subsequent fiscal years.

During the period, the Adviser made a payment of $271,684 to the Fund to reimburse for a loss realized in connection with a trade error. Such payment represented 0.02% to the Fund’s total return.

C.     Investment Transactions

For the six months ended March 31, 2020, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Cost of Purchases	Proceeds from Sales
$ 457,903,426	$1,015,383,078

D.     Federal Income Tax

As of March 31, 2020, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

IFP US Equity Fund	$1,347,305,087	$219,296,631	$(240,008,263)	$(20,711,632)

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2019 and September 30, 2018 for the Fund was as follows:

	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2019	$51,861,949	$83,990,000	$135,851,949	$—	$135,851,949
2018	$58,408,979	$40,164,925	$98,573,904	$—	$98,573,904

As of the latest tax year ended September 30, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long- Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings
IFP US Equity Fund	$24,552,451	$119,142,014	$143,694,465	$—	$—	$420,790,647	$564,485,112

At September 30 2019, the latest tax year end, the Fund had no capital loss carry-forwards available to offset future net capital gains.

E.     In-Kind Transactions

Certain shareholders in the Fund received securities rather than cash for their redemption amounts in accordance with the provisions of the Fund. These shareholders received securities with a fair value equal to the value of the number of shares they owned at the current net asset value at the redemption date.

In-kind withdrawals of $611,922,128 were included in the value of shares redeemed on the Statement of Changes in Net Assets, and net gains of $183,574,687, on the securities distributed to shareholders were recorded within net realized gains from investment transactions in the Statement of Operations.

12

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

F.     Concentration of Ownership Risk

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

G.     Other Risks

The recent global outbreak of COVID-19 has disrupted economies and markets, and the prolonged duration and economic impact is uncertain. These events can have a significant impact to the Fund’s operations and performance.

13

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

ADDITIONAL INFORMATION

March 31, 2020 (Unaudited)

A.     Summary of Fund Holdings as of March 31, 2020

Market Exposure

Equity Securities	% of Net Assets
Pharmaceuticals	13.5%
Software	12.9
Tobacco	12.5
Internet Software & Services	10.6
Media	10.4
Computers & Peripherals	8.0
Diversified Financials	6.3
Toys/Games/Hobbies	5.3
Biotechnology	3.4
IT Services	3.3
Health Care Equipment & Supplies	2.6
Information Services	2.5
Beverages	2.3
Diversified Support Services	1.4
Commercial Services	1.3
Total	96.3%

5 Largest Security Positions

Issuer	% of Net Assets
Johnson & Johnson	5.6%
Nintendo Co. Ltd.	5.3
Microsoft Corp.	4.7
Apple Inc	4.3
Bristol-Myers Squibb Co.	4.3
Total	24.2%

B.     Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2019 and held for the entire period through March 31, 2020.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

14

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

ADDITIONAL INFORMATION

March 31, 2020 (Unaudited)

	Expense Ratio	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	*Expenses Paid 10/1/19-3/31/20
Actual	0.76%	$1,000.00	$917.60	$3.64
Hypothetical	0.76%	$1,000.00	$1,021.20	$3.84

*

Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (183), and divided by the number of days in the current year (366).

C.     Board Approval of Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the “Commission”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended. This Rule requires every registered open-end management company to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, and the establishment of a 15% limitation on illiquid investments. Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the Commission when certain liquidity-related events occur.

The Trust’s Board of Trustees approved the appointment of the Adviser’s Programme Administrator Team as the administrator of the LRMP for the Fund on November 15, 2018 and the Fund’s LRMP on March 6, 2019. At the Board’s regular meeting on March 4, 2020, the Trust’s Chief Compliance Officer provided a report to the Board on the operation and effectiveness of the LRMP after its first year of operation. The Adviser manages liquidity risks associated with the Fund’s investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of fund investments, the Adviser utilizes a third party provider of liquidity monitoring services. The Programme Administrator Team supplies portfolio-level data and certain assumptions to this provider which it uses to determine preliminary classifications. Once these preliminary classifications are received by the Programme Administrator Team, the Team reviews the information and makes a final liquidity classification.

The LRMP effectively managed the Fund’s liquidity risks for the twelve-month period ended March 31, 2020. During this period, the Fund held no less than 50% of its total net assets in highly liquid investments. Because the Fund consisted primarily of highly liquid investments, no highly liquid investment minimum was required to be established for the Fund, and the Fund was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

D.     Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by writing to the Fund at Independent Franchise Partners US Equity Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 855-351-4583 (toll free); and (ii) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, by calling the Fund at 855-351-4583 (toll free); and (ii) on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (or on Form N-PORT’s predecessor form, Form N-Q). The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available to shareholders upon written request or by calling the Fund at 855-351-4583 (toll free).

15

Investment Adviser

Independent Franchise Partners, LLP

Level 1, 10 Portman Square

London, W1H 6AZ

United Kingdom

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information, call

855-233-0437 or 312-557-7902

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SEMI-ANNUAL REPORT

March 31, 2020

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

March 31, 2020 (Unaudited)

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value

COMMON STOCKS	100.0%
Communication Services	10.9%
Alphabet, Inc. - Class C(a)		377	$438,379
Comcast Corp. - Class A		12,187	418,989
Electronic Arts, Inc.(a)		3,679	368,526
Walt Disney (The) Co.		4,368	421,949

			1,647,843

Consumer Discretionary	15.7%
Amazon.com, Inc.(a)		388	756,491
Booking Holdings, Inc.(a)		289	388,798
Home Depot (The), Inc.		1,213	226,479
NIKE, Inc. - Class B		2,584	213,800
O’Reilly Automotive, Inc.(a)		660	198,693
Ross Stores, Inc.		4,004	348,228
Starbucks Corp.		3,415	224,502

			2,356,991

Consumer Staples	18.9%
Alimentation Couche-Tard, Inc. - Class B		16,275	383,370
Anheuser-Busch InBev S.A./N.V. - ADR		9,813	432,949
Casey’s General Stores, Inc.		1,408	186,546
Coca-Cola (The) Co.		10,352	458,076
Constellation Brands, Inc. - Class A		3,322	476,242
Mondelez International, Inc. - Class A		10,359	518,779
PepsiCo, Inc.		3,186	382,638

			2,838,600

Financials	6.4%
Berkshire Hathaway, Inc. - Class B(a)		2,504	457,806
CME Group, Inc.		847	146,455
M&T Bank Corp.		1,399	144,698
Wells Fargo & Co.		7,328	210,314

			959,273

Health Care	19.4%
Abbott Laboratories		2,589	204,298
Becton Dickinson and Co.		1,730	397,502
Boston Scientific Corp.(a)		11,496	375,114
Intuitive Surgical, Inc.(a)		598	296,136
Johnson & Johnson		4,886	640,701
Medtronic PLC		4,179	376,862
UnitedHealth Group, Inc.		2,494	621,954

			2,912,567

Industrials	4.4%
Air Lease Corp.		3,987	88,272
Copart, Inc.(a)		2,127	145,742

See Notes to Financial Statements.
1

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets		Shares	Value

Graco, Inc.			4,458	$217,238
Northrop Grumman Corp.			721	218,139

				669,391

Information Technology	21.0%
Adobe, Inc.(a)			1,197	380,933
Keysight Technologies, Inc.(a)			3,484	291,541
Mastercard, Inc. - Class A			2,448	591,339
Microsoft Corp.			5,235	825,612
PayPal Holdings, Inc.(a)			3,031	290,188
Synopsys, Inc.(a)			1,726	222,292
Visa, Inc. - Class A			3,474	559,731

				3,161,636

Materials	3.3%
Ecolab, Inc.			951	148,194
Sherwin-Williams (The) Co.			745	342,343

				490,537

TOTAL COMMON STOCKS (Cost $14,999,776)				15,036,838

SHORT-TERM INVESTMENTS	0.9%
Northern Institutional
U.S. Government Select Portfolio – Shares Class, 0.37%(b)			143,151	143,152

TOTAL SHORT-TERM INVESTMENTS (Cost $143,152)				143,152

TOTAL INVESTMENTS (Cost $15,142,928)	100.9%			15,179,990
NET OTHER ASSETS (LIABILITIES)	(0.9%	)		(137,501)

NET ASSETS	100.0%			$15,042,489

(a)Non-income producing security.

(b)7-day current yield as of March 31, 2020 is disclosed.

Abbreviations:

ADR – American Depositary Receipt

At March 31, 2020, the Vontobel U.S. Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSE	TS
United States	92.0%
Belgium	2.9
Canada	2.6
Ireland	2.5
Total	100.0%

See Notes to Financial Statements.
2

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2020 (Unaudited)

Vontobel
U.S. Equity
Institutional Fund

Assets:
Investments, at value (Cost: $15,142,928)	$15,179,990
Receivable for dividends	14,662
Reclaims receivable	2,925
Receivable for investments sold	560,136
Receivable from Investment Adviser	30,146
Prepaid expenses	26,528

Total Assets	15,814,387
Liabilities:
Securities purchased payable	624,813
Accounting and Administration fees payable	101,439
Regulatory and Compliance fees payable	25,000
Accrued expenses and other payables	20,646

Total Liabilities	771,898

Net Assets	$15,042,489

Class I Shares:
Net assets	$15,042,489
Shares of common stock outstanding	1,420,315

Net asset value per share	$10.59

Net Assets:
Paid in capital	$14,800,429
Distributable earnings (loss)	242,060

Net Assets	$15,042,489

See Notes to Financial Statements.
3

ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2020 (Unaudited)

Vontobel
U.S. Equity
Institutional Fund

Investment Income:
Dividend income (Net of foreign withholding tax of $541)	$113,748
Operating expenses:
Investment advisory	41,659
Accounting and Administration	75,000
Regulatory and Compliance	75,514
Trustees	25,639
Audit	13,500
Other	22,583

Total expenses before reductions	253,895
Expenses reduced by Adviser	(199,812)

Net expenses	54,083

Net investment income	59,665

Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	258,915
Net realized losses from foreign currency transactions	(203)
Change in unrealized appreciation (depreciation) on investments	(2,369,914)
Change in unrealized appreciation (depreciation) on foreign currency	6

Net realized and unrealized losses from investment activities	(2,111,196)

Change in Net Assets Resulting from Operations	$(2,051,531)

See Notes to Financial Statements.
4

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2020 (Unaudited) and the year ended September 30, 2019

	Vontobel
	U.S. Equity
	Institutional Fund
	2020	2019

Increase (decrease) in net assets:
Operations:
Net investment income	$59,665	$105,426
Net realized gains (losses) from investment and foreign currency transactions	258,712	150,010
Change in unrealized appreciation (depreciation) on investments and foreign currency	(2,369,908)	1,241,764

Change in net assets resulting from operations	(2,051,531)	1,497,200

Dividends paid to shareholders:
From distributable earnings	(300,442)	(76,471)

Total dividends paid to shareholders	(300,442)	(76,471)

Capital Transactions (Class I Shares):
Proceeds from sale of shares	1,489,542	3,069,595
Value of shares issued to shareholders in reinvestment of dividends	38,536	3,538
Value of shares redeemed	(54,351)	(43)

Change in net assets from capital transactions	1,473,727	3,073,090

Change in net assets	(878,246)	4,493,819
Net assets:
Beginning of period	15,920,735	11,426,916

End of period	$15,042,489	$15,920,735

Share Transactions (Class I Shares):
Sold	131,884	265,460
Reinvested	3,001	349
Redeemed	(4,002)	(4)

Change	130,883	265,805

See Notes to Financial Statements.
5

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Six Months Ended
	March 31,	Year Ended	Period Ended
	2020	September 30,	September 30,
Vontobel U.S. Equity Institutional Fund	(Unaudited)	2019	2018(a)

Net asset value, beginning of period	$12.35	$11.16	$10.00

Income (loss) from investment operations:
Net investment income(b)	0.04	0.09	0.05
Net realized and unrealized gains (losses) from investments	(1.58)	1.17	1.11

Total from investment operations	(1.54)	1.26	1.16

Less distributions paid:
From net investment income	(0.08)	(0.07)	—
From net realized gains	(0.14)	—	—

Total distributions paid	(0.22)	(0.07)	—

Change in net asset value	(1.76)	1.19	1.16

Net asset value, end of period	$10.59	$12.35	$11.16

Total return(c)	(12.74%)	11.46%	11.60%
Ratios/Supplemental data:

Net assets, end of period (000’s)	$15,042	$15,921	$11,427
Ratio of net expenses to average net assets(d)	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(d)	0.71%	0.82%	0.84%
Ratio of gross expenses to average net assets(d)	3.05%	3.15%	2.93%
Portfolio turnover rate(c)	35.34%	27.31%	20.78%

(a)	For the period from March 27, 2018, commencement of operations, to September 30, 2018.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

See Notes to Financial Statements.
6

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Vontobel U.S. Equity Institutional Fund (the “Fund”) is a series of the Trust and commenced operations on March 27, 2018. These financial statements and notes only relate to the Fund.

The Fund is a diversified fund. The investment objective of the Fund is to provide long-term capital appreciation.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A.	Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

7

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2020 in valuing the Fund’s investments based upon the three fair value levels defined above:

			Level 3 -
		Level 2 -	Significant
	Level 1 -	Other Significant	Unobservable
Fund	Quoted Prices	Observable Inputs	Inputs	Total

Vontobel U.S. Equity Institutional Fund
Common stocks*	$15,036,838	$—	$—	$15,036,838
Short-Term Investments	143,152	—	—	143,152

Total Investments	$15,179,990	$—	$—	$15,179,990

*See additional categories in the Schedule of Investments.

As of March 31, 2020 there were no Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the six months ended March 31, 2020.

CURRENCY TRANSACTIONS

The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in Net realized gains (losses) from foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statement of Operations.

8

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2020, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s tax return for the tax years ended September 30, 2019 and September 30, 2018 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

9

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

OTHER RISKS

Securities markets outside the United States (“U.S.”), while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S., and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.

The recent global outbreak of COVID-19 has disrupted economies and markets, and the prolonged duration and economic impact is uncertain. These events can have a significant impact to the Fund’s operations and performance.

B.	Fees and Transactions with Affiliates and Other Parties

The Trust, on behalf of the Fund, has entered into an Amended and Restated Investment Advisory Agreement (the “Agreement”) with Vontobel Asset Management, Inc. (the “Adviser” or “Vontobel”) to provide investment advisory services to the Fund. Under the terms of the Agreement, the Fund pays the Adviser an annual fee based on the Fund’s daily net assets as set forth in the following table. The total fees incurred by the Fund pursuant to the Agreement is reflected as “Investment advisory” fees on the Statements of Operations. In addition, the Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses with underlying investment companies and extraordinary expenses) exceed the rates in the table below.

				Expense
Fund		Class	Advisory Fee	Limitation
Vontobel U.S. Equity Institutional Fund	Class I		0.50% on first $500 million	0.65%
			0.45% on assets over $500 million

The expense limitation agreement is effective until January 28, 2021 for the Fund at which time it will be subject to automatic renewal upon the effective date of the annual update to the the Fund’s registration statement. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

10

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

For the six months ended March 31, 2020, the Fund incurred advisory fees payable to Vontobel, expense waivers/reimbursements from Vontobel and paid expense recoupments to Vontobel as follows:

	Advisory Fee to	Expenses Reduced by	Advisory Fees Recouped
Fund	Vontobel	Vontobel	by Vontobel
Vontobel U.S. Equity Institutional Fund	$41,659	$199,812	—

The balances of recoverable expenses to Vontobel by the Fund at March 31, 2020 were as follows:

		Vontobel
		U.S. Equity
For the:	Expiring	Institutional Fund

Year ended September 30, 2018	September 30, 2021	$112,057
Year ended September 30, 2019	September 30, 2022	308,332
Six months ended March 31, 2020	September 30, 2023	199,812

Balances of Recoverable Expenses to the Adviser		$620,201

Foreside Financial Services, LLC (the “Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor $50,000 annually and reimburses for certain out-of-pocket expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements with the Trust, on behalf of the Fund. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, and certain per account and transaction charges. The Fund is subject to a minimum annual fee of $150,000 relating to these services, and reimbursement for certain expenses incurred on behalf of the Fund, as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund has agreed to pay Foreside a tiered basis-point fee based on the Fund’s daily net assets, subject to an overall minimum annual fee of $150,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, Northern Trust, or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2020 the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $120,000 and reimbursement for certain expenses. Effective April 1, 2020 the Trust pays an annual retainer of $125,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2020, the aggregate Trustee compensation paid by the Trust was $180,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” expenses on the Statements of Operations.

C.	Investment Transactions

For the six months ended March 31, 2020, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Vontobel U.S. Equity Institutional Fund	$7,125,085	$5,643,009

11

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

D.	Federal Income Tax

As of March 31, 2020, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Vontobel U.S. Equity Institutional Fund	$15,197,955	$1,051,690	$(1,069,655)	$(17,965)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals.

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2019 and September 30, 2018 for the Fund were as follows:

Vontobel U.S. Equity Institutional		Net Long	Total Taxable	Tax Return	Total Distributions
Fund	Ordinary Income	Term Gains	Distributions	of Capital	Paid

2019	$76,471	$—	$76,471	$—	$76,471
2018	$—	$—	$—	$—	$—

As of the latest tax year ended September 30, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed			Accumulated		Total
	Ordinary	Long Term	Accumulated	Distributions	Capital and	Unrealized	Accumulated
Fund	Income	Capital Gains	Earnings	Payable	Other Losses	Appreciation	Earnings

Vontobel U.S. Equity Institutional Fund	$74,619	$118,617	$193,236	$—	$—	$2,400,797	$2,594,033

E.	Concentration by Ownership

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

12

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

ADDITIONAL INFORMATION

March 31, 2020 (Unaudited)

A.     Summary of Fund Holdings as of March 31, 2020 Vontobel U.S. Equity Institutional Fund

Market Exposure

Equity Securities	% of Net Assets

Software	11.9%

Beverages	11.6

Internet	10.6

Retail	10.4

Diversified Financial Services	9.2

Healthcare-Products	8.4

Pharmaceuticals	6.9

Media	5.6

Healthcare-Services	4.1

Food	3.5

Chemicals	3.3

Insurance	3.0

Banks	2.4

Electronics	2.0

B.	Expense Examples

Market Exposure

Equity Securities	% of Net Assets

Commercial Services	1.9%

Machinery-Diversified	1.4

Apparel	1.4

Aerospace/Defense	1.4

Distribution/Wholesale	1.0
Total	100.0%

5 Largest Equity Positions

Issuer	% of Net Assets

Microsoft Corp.	5.5%

Amazon.com, Inc.	5.0

Johnson & Johnson	4.3

UnitedHealth Group, Inc.	4.2

Mastercard, Inc. - Class A	3.9
Total	22.9%

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2019 and held for the entire period through March 31, 2020.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

13

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

ADDITIONAL INFORMATION

March 31, 2020 (Unaudited)

Vontobel U.S. Equity Institutional Fund

		Beginning Account	Ending Account
	Expense	Value	Value	* Expenses Paid
	Ratio	10/1/2019	3/31/2020	10/1/2019-3/31/2020

Actual	0.65%	$1,000.00	$872.60	$3.04
Hypothetical	0.65%	$1,000.00	$1,021.75	$3.29

* Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (183), and divided by the number of days in the current year (366).

C.	Board of Approval of Investment Advisory Agreement

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Amended and Restated Investment Advisory Agreement (the “Agreement”) between Advisers Investment Trust (the “Trust”) and Vontobel Asset Management, Inc. (the “Adviser”) with respect to the Vontobel U.S. Equity Institutional Fund (the “Fund”) be approved by a majority of the Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”). It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to the Fund and its shareholders. The Board considered and approved the Agreement for the Fund at an in-person meeting held on March 5, 2020.

The Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of the Fund’s shareholders.

The Board examined the nature, extent, and quality of the advisory services provided by the Adviser. The Board considered the terms of the Agreement, information and reports provided by the Adviser regarding its business, personnel and operations, and advisory services provided to the Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction process, the Adviser’s compliance program, pending material litigation, insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the reports provided by the Adviser, there had been no material compliance issues or concerns raised or encountered since the last renewal of the Agreement and that there had been no material compliance issues in the past 36 months with respect to the Fund or any other fund managed by the Adviser. Taking into account the personnel involved in servicing the Fund, as well as the materials provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services received from the Adviser.

The Board reviewed the investment performance of the Fund and compared the Fund’s performance through December 31, 2019, to the performance of the Fund’s benchmark and a peer group of funds drawn from the Fund’s Morningstar Category. The Board reviewed the methodology used to select the peer group of funds. The Board also reviewed the performance of other pooled vehicles advised by the Adviser with similar investment mandates for one-year and since inception period through December 31, 2019. After considering the information presented to it, the Board expressed satisfaction with the performance of the Fund and the Adviser.

The Board reviewed the cost of services provided and the profits realized by the Adviser, including assertions related to compensation and profitability. The Board discussed the advisory fee paid by the Fund and the total operating expenses of the Fund. The Board noted that the Adviser received a management fee of 0.50% of average daily net assets of the Fund. The Board reviewed the investment advisory fee paid by the Fund in comparison to the investment advisory fees paid by the funds within the Fund’s peer group, noting that the fee paid by the Fund was less than the average fee paid by its peers. The Board then considered the expense cap in place for the Fund, noting that the Adviser had contractually agreed to waive fees and or reimburse expenses to limit total annual fund operating expenses to 0.65% of average daily net assets. After considering the comparative data provided by the Adviser, the Board concluded that the advisory fee and expense ratio were reasonable.

14

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

ADDITIONAL INFORMATION

March 31, 2020 (Unaudited)

The Board examined the profitability of the Adviser’s relationship with the Fund and considered the information provided by the Adviser. Among other things, the Board considered the overall financial condition and profitability of the Adviser and representations made thereto and the overall importance of the Fund’s relationship to the Adviser’s business strategy. The Board concluded that, based on both the written and oral reports provided by the Adviser, the Fund was not yet profitable for the Adviser given the Fund’s limited history of operations and asset size.

In considering the economies of scale for the Fund, the Board considered the marketing and distribution plans for the Fund, the Fund’s capacity, and the Fund’s breakeven point. The Board considered the Adviser’s representations that it believed that breakpoints were not necessary at this time as the Fund was priced competitively. The Board recognized that the Adviser and its affiliates may derive other benefits from their relationship with the Fund, noting that, among other things, any brokerage commissions generated by the Fund’s investment activity would contribute to the Adviser’s soft-dollar commission pool. Additionally, the Board noted that the Adviser may enjoy enhanced name recognition as an adviser in the Trust, which may facilitate the procurement of additional mandates.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to the various factors considered.

D.	Board Approval of Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the “Commission”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended. This Rule requires every registered open-end management company to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, and the establishment of a 15% limitation on illiquid investments. Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the Commission when certain liquidity-related events occur.

The Trust’s Board of Trustees approved the appointment of the Adviser’s Liquidity Management Group as the administrator of the LRMP for the Fund on March 6, 2019 and the Fund’s LRMP on September 11, 2019. At the Board’s regular meeting on March 4, 2020, the Trust’s Chief Compliance Officer provided a report to the Board on the operation and effectiveness of the LRMP after its first year of operation. The Adviser manages liquidity risks associated with the Fund’s investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, the Adviser utilizes a third party provider of liquidity monitoring services. The Liquidity Management Group supplies portfolio-level data and certain assumptions to this provider which it uses to determine preliminary classifications. Once these preliminary classifications are received, the Liquidity Management Group reviews the information and makes a final liquidity classification.

The LRMP effectively managed the Fund’s liquidity risks for the applicable period ended March 31, 2020. During this period, the Fund held no less than 50% of its total net assets in highly liquid investments. Because the Fund consisted primarily of highly liquid investments, no highly liquid investment minimum was required to be established for the Fund, and the Fund was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

E.	Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 866-252-5393 (toll free) or 312-630-6583. Information about how the Fund voted proxies relating to portfolio securities for each 12 month period ending June 30th is available without charge, upon request, by calling the Trust at 866-252-5393 (toll free) or 312-630-6583 and on the U.S. Securities and Exchange Commissions (the “SEC”) website at www.sec.gov.

15

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

ADDITIONAL INFORMATION

March 31, 2020 (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (or on Form N-PORT’s predecessor form, Form N-Q). The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available to shareholders upon written request or by calling the Fund at 866-252-5393 (toll free).

16

Investment Adviser

Vontobel Asset Management, Inc.

1540 Broadway

38th Floor

New York, NY 10036

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information, call

866-252-5393 (toll free) or 312-630-6583

SEMI-ANNUAL REPORT

MARCH 31, 2020

Beginning on January 28, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling toll-free 866-260-9549 or 312-557-5913. If you own your shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund by calling toll-free 866-260-9549 or 312-557-5913 or by contacting your financial intermediary.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

March 31, 2020 (Unaudited)

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

SHAREHOLDER LETTER

March 31, 2020

Dear Shareholder:

We are pleased to present to shareholders the March 31, 2020 Semi-Annual Report for the JOHCM Funds (the “Funds”), each a series of the Advisers Investment Trust. This report contains the results of operations during the six months ended March 31, 2020.

We appreciate the trust and confidence you have placed in us by choosing the Funds and the Investment Adviser, J O Hambro Capital Management Limited, and we look forward to continuing to serve your investing needs.

Sincerely,

Barbara J. Nelligan	Jonathan Weitz
President	Senior Vice President – Business Manager
Advisers Investment Trust	J O Hambro Capital Management Limited

ADVISERS INVESTMENT TRUST

JOHCM ASIA EX-JAPAN EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.5%
China	34.7%
Alibaba Group Holding Ltd.(a)		17,200	$404,595
China Merchants Bank Co. Ltd. - Class H		38,905	174,660
ENN Energy Holdings Ltd.		56,900	547,207
Foshan Haitian Flavouring & Food Co. Ltd. - Class A		42,550	752,671
Li Ning Co. Ltd.		158,311	459,320
Meituan Dianping - Class B(a)		48,700	584,425
Ping An Insurance Group Co. of China Ltd. - Class H		46,281	452,728
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A		18,700	687,890
Tencent Holdings Ltd.		22,300	1,087,383
Wuliangye Yibin Co. Ltd. - Class A		25,397	414,372
Yonyou Network Technology Co. Ltd. - Class A		18,900	108,294

			5,673,545

Hong Kong	8.3%
AIA Group Ltd.		36,600	329,265
Cafe de Coral Holdings Ltd.		217,048	354,708
China Mobile Ltd.		66,000	498,622
Guangdong Investment Ltd.		92,000	176,447

			1,359,042

India	20.1%
Asian Paints Ltd.		22,766	496,940
Astral Poly Technik Ltd.		20,269	248,223
Bata India Ltd.		29,397	473,058
Dabur India Ltd.		100,873	594,686
Jubilant Foodworks Ltd.		3,349	64,973
Manappuram Finance Ltd.		255,454	315,898
Nestle India Ltd.		3,555	765,909
Ramco Systems Ltd.(a)		64,379	62,208
Tata Consultancy Services Ltd.		10,631	254,760

			3,276,655

Indonesia	2.6%
Ace Hardware Indonesia Tbk PT		3,014,550	239,787
AKR Corporindo Tbk PT		1,480,236	177,954

			417,741

Macau	2.9%
Sands China Ltd.		129,558	471,509

Singapore	4.1%
Sheng Siong Group Ltd.		126,300	105,802
Venture Corp Ltd.		58,900	559,816

			665,618

South Korea	17.7%
Kakao Corp.		4,358	548,596
LG Household & Health Care Ltd.		489	447,328
Orion Corp.		6,255	587,850

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM ASIA EX-JAPAN EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Samsung Electronics Co. Ltd.		22,520	$875,220
SK Hynix, Inc.		6,323	427,739

			2,886,733

Taiwan	6.4%
Elite Material Co. Ltd.		7	24
Nien Made Enterprise Co. Ltd.		39,601	233,125
Taiwan Semiconductor Manufacturing Co. Ltd.		91,000	812,268

			1,045,417

Thailand	2.7%
CP ALL PCL - REG		1,000	1,859
Thai Beverage PCL		1,052,530	448,360

			450,219

TOTAL COMMON STOCKS (Cost $16,477,059)			16,246,479

TOTAL INVESTMENTS (Cost $16,477,059)	99.5%		16,246,479
NET OTHER ASSETS (LIABILITIES)	0.5%		81,006

NET ASSETS	100.0%		$16,327,485

(a) Non-income producing security.

Abbreviations:

REG – Registered

At March 31, 2020 the industry sectors for the JOHCM Asia Ex-Japan Equity Fund were:

Sector Allocation	% of Net Assets
Communication Services	13.1%
Consumer Discretionary	20.1
Consumer Staples	25.2
Financials	7.8
Health Care	4.2
Industrials	2.6
Information Technology	19.0
Materials	3.1
Utilities	4.4

Total	99.5%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM ASIA EX-JAPAN EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Internet	16.1%
Semiconductors	13.0
Food	12.9
Retail	7.6
Cosmetics/Personal Care	6.3
Beverages	5.2
Insurance	4.8
Healthcare-Products	4.2
Electronics	3.4
Gas	3.3
Chemicals	3.1
Telecommunications	3.0
Lodging	2.9
Apparel	2.9
Diversified Financial Services	1.9
Computers	1.6
Metal Fabricate/Hardware	1.5
Housewares	1.4
Banks	1.1
Distribution/Wholesale	1.1
Water	1.1
Software	1.1
Miscellaneous Manufacturing	0.0	(1)

Total	99.5%

(1) Amount rounds to less than 0.1%

5 Largest Security Positions
Issuer	% of Net Assets
Tencent Holdings Ltd.	6.7%
Samsung Electronics Co. Ltd.	5.4
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0
Nestle India Ltd.	4.7
Foshan Haitian Flavouring & Food Co. Ltd. - Class A	4.6

Total	26.4%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.4%
Canada	4.4%
Barrick Gold Corp.		1,196,919	$21,927,556

China	22.7%
China Construction Bank Corp. - Class H		439,764	358,440
China Petroleum & Chemical Corp. - ADR		124,386	6,057,598
China Petroleum & Chemical Corp. - Class H		15,577,745	7,640,988
CNOOC Ltd. - ADR		12,528	1,296,272
Country Garden Services Holdings Co. Ltd.		819,973	3,313,218
ENN Energy Holdings Ltd.		1,724,616	16,585,632
Industrial & Commercial Bank of China Ltd. - Class H		3,648,000	2,489,060
Jiangsu Expressway Co. Ltd. - Class H		4,328,982	4,820,527
Longfor Group Holdings Ltd.(a)		3,111,872	15,059,097
Tencent Holdings Ltd.		768,175	37,457,421
Xinyi Energy Holdings Ltd.		1,654,948	450,920
Xinyi Solar Holdings Ltd.		18,125,486	10,116,122
Zhejiang Expressway Co. Ltd. - Class H		9,495,388	6,551,241

			112,196,536

Czech Republic	0.9%
Komercni Banka A.S.		236,690	4,494,620

Hong Kong	12.4%
China Mobile Ltd.		776,851	5,869,019
China Mobile Ltd. - ADR		413,516	15,577,148
China Overseas Land & Investment Ltd.		3,954,820	12,204,305
China Overseas Property Holdings Ltd.		14,671,308	13,762,512
China Resources Land Ltd.		2,492,960	10,227,659
Chow Tai Fook Jewellery Group Ltd.		5,271,009	3,715,596

			61,356,239

India	12.5%
Apollo Tyres Ltd.		2,701,193	2,834,592
Container Corp. of India Ltd.		1,053,455	4,560,183
HDFC Bank Ltd. - ADR		502,592	19,329,688
ITC Ltd.		3,296,577	7,393,326
Larsen & Toubro Ltd.		813,818	8,613,757
Mahindra & Mahindra Ltd.		1,444,321	5,387,371
Reliance Industries Ltd.		769,740	11,329,756
State Bank of India(b)		910,602	2,368,900

			61,817,573

Jersey	1.2%
Centamin PLC		4,023,387	5,919,537

Mexico	3.6%
Bolsa Mexicana de Valores S.A.B. de C.V.		2,264,822	3,459,886
Wal-Mart de Mexico S.A.B. de C.V.		6,007,558	14,118,300

			17,578,186

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Netherlands	5.0%
Prosus N.V.(b)		352,547	$24,427,492

Russia	3.7%
Globaltrans Investment PLC - REG - GDR		719,416	3,798,732
Sberbank of Russia PJSC - ADR (London International Exchange)		1,429,425	13,543,942
Sberbank of Russia PJSC - ADR (OTC U.S. Exchange)		72,042	677,195

			18,019,869

South Africa	1.2%
Naspers Ltd. - Class N		43,135	6,128,231

South Korea	18.6%
Cheil Worldwide, Inc.		505,928	6,514,081
Com2uS Corp.		43,710	2,997,474
NCSoft Corp.		13,125	6,947,873
Samsung Electronics Co. Ltd.		1,093,350	42,492,076
Samsung Electronics Co. Ltd. - REG - GDR		3,119	3,080,021
SK Hynix, Inc.		196,823	13,314,710
SK Telecom Co. Ltd.		97,944	14,176,672
SK Telecom Co. Ltd. - ADR		158,690	2,581,886

			92,104,793

Taiwan	3.3%
MediaTek, Inc.		774,751	8,251,871
Primax Electronics Ltd.		1,752,384	2,201,983
Tong Yang Industry Co. Ltd.		5,478,643	5,798,859

			16,252,713

Turkey	4.9%
Akbank T.A.S.(b)		5,746,270	4,778,274
BIM Birlesik Magazalar A.S.		939,463	7,068,403
Coca-Cola Icecek A.S.		629,369	3,287,585
Turkiye Garanti Bankasi A.S.(b)		7,363,025	8,861,242

			23,995,504

United Arab Emirates	2.0%
Emaar Malls PJSC		19,222,211	5,487,377
Emaar Properties PJSC		7,763,682	4,597,542

			10,084,919

TOTAL COMMON STOCKS (Cost $551,457,622)			476,303,768

TOTAL INVESTMENTS (Cost $551,457,622)	96.4%		476,303,768
NET OTHER ASSETS (LIABILITIES)	3.6%		17,766,578

NET ASSETS	100.0%		$494,070,346

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

REG – Registered

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

At March 31, 2020 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:

Sector Allocation	% of Net Assets
Communication Services	18.6%
Consumer Discretionary	9.8
Consumer Staples	6.5
Energy	5.3
Financials	12.2
Industrials	6.4
Information Technology	16.1
Materials	5.6
Real Estate	12.4
Utilities	3.5
Total	96.4%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Internet	15.2%
Semiconductors	13.6
Real Estate	13.1
Banks	11.6
Telecommunications	7.7
Mining	5.6
Oil & Gas	5.3
Retail	3.6
Gas	3.4
Commercial Services	2.3
Energy-Alternate Sources	2.1
Auto Parts & Equipment	1.8
Engineering & Construction	1.7
Transportation	1.7
Agriculture	1.5
Food	1.4
Advertising	1.3
Auto Manufacturers	1.1
Beverages	0.7
Diversified Financial Services	0.7
Software	0.6
Computers	0.4
Total	96.4%

5 Largest Security Positions
Issuer	% of Net Assets
Samsung Electronics Co. Ltd.	8.6%
Tencent Holdings Ltd.	7.6
Prosus N.V.	5.0
Barrick Gold Corp.	4.5
HDFC Bank Ltd. - ADR	3.9
Total	29.6%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.1%
Argentina	0.4%
Globant S.A.(a)		947	$83,222

Austria	0.7%
IMMOFINANZ A.G.(a)		8,433	150,770

Brazil	4.4%
Afya Ltd. - Class A(a)		3,958	75,439
BR Properties S.A.(a)		53,900	95,018
Cia de Saneamento Basico do Estado de Sao Paulo(a)		9,200	69,247
Cielo S.A.		43,400	37,085
Cyrela Brazil Realty SA Empreendimentos e Participacoes		37,700	102,519
Locaweb Servicos de Internet S.A.(a)(b)		27,323	94,651
Movida Participacoes S.A.(a)		80,596	125,483
Sul America S.A.(a)		22,300	145,059
TOTVS S.A.(a)		13,555	121,773
Via Varejo S.A.(a)		62,900	63,916

			930,190

Canada	0.7%
Dundee Precious Metals, Inc.		46,369	146,293

China	13.9%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. - Class A		11,300	133,996
China Conch Venture Holdings Ltd.		51,500	228,968
China Medical System Holdings Ltd.		122,000	131,518
China Yongda Automobiles Services Holdings Ltd.		222,500	180,424
China Yuhua Education Corp. Ltd.(b)		498,000	366,988
Huami Corp. - ADR(a)		11,194	146,865
Livzon Pharmaceutical Group, Inc. - Class H		47,600	172,979
Lonking Holdings Ltd.		865,000	256,308
Sany Heavy Equipment International Holdings Co. Ltd.		524,000	278,809
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H		180,000	226,799
Shenzhen Expressway Co. Ltd. - Class H		226,000	229,523
Silergy Corp.		12,613	405,745
Tiangong International Co. Ltd.		436,000	151,457

			2,910,379

Czech Republic	0.7%
Moneta Money Bank A.S.(b)		68,840	142,240

Greece	2.3%
JUMBO S.A.		16,961	231,670
OPAP S.A.		33,197	255,204

			486,874

Hong Kong	8.5%
China Overseas Grand Oceans Group Ltd.		635,000	369,169
China Overseas Property Holdings Ltd.		510,000	478,409
Kingboard Laminates Holdings Ltd.		157,000	144,494
Nissin Foods Co. Ltd.		334,000	274,487

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
SITC International Holdings Co. Ltd.		271,000	$252,636
Vinda International Holdings Ltd.		108,000	260,340

			1,779,535

Hungary	1.7%
Richter Gedeon Nyrt		18,512	349,161

India	13.9%
AU Small Finance Bank Ltd.(b)		17,152	114,311
Bata India Ltd.		13,187	212,206
Can Fin Homes Ltd.		18,068	65,498
Crompton Greaves Consumer Electricals Ltd.		84,783	233,975
Dixon Technologies India Ltd.		3,542	166,119
Dr Lal PathLabs Ltd.(b)		12,374	229,227
Godrej Properties Ltd.(a)		18,344	143,976
Info Edge India Ltd.		9,800	260,764
Ipca Laboratories Ltd.		21,679	398,972
Multi Commodity Exchange of India Ltd.		18,460	269,285
Polycab India Ltd.		15,148	146,365
Prestige Estates Projects Ltd.		45,300	100,696
PVR Ltd.		7,353	114,870
Varun Beverages Ltd.		26,838	186,270
WNS Holdings Ltd. - ADR(a)		6,086	261,576

			2,904,110

Indonesia	1.3%
Media Nusantara Citra Tbk PT		2,795,100	154,285
Merdeka Copper Gold Tbk PT(a)		892,000	55,302
Vale Indonesia Tbk PT(a)		477,600	62,994

			272,581

Malaysia	1.1%
Serba Dinamik Holdings Bhd.		477,390	162,024
Velesto Energy Bhd.(a)		2,442,900	63,691

			225,715

Mexico	3.3%
Bolsa Mexicana de Valores S.A.B. de C.V.		78,400	119,769
Corp. Inmobiliaria Vesta S.A.B. de C.V.		143,900	166,389
Genomma Lab Internacional S.A.B. de C.V. - Series B(a)		310,746	247,182
Promotora y Operadora de Infraestructura S.A.B. de C.V.		21,759	146,014

			679,354

Philippines	1.3%
Wilcon Depot, Inc.		1,031,800	263,885

Poland	1.0%
Dino Polska S.A.(a)(b)		5,450	213,169

Russia	1.1%
Mail.Ru Group Ltd. - REG - GDR(a)		13,650	221,321

South Africa	2.2%
AngloGold Ashanti Ltd. - ADR		10,343	172,004

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Dis-Chem Pharmacies Ltd.(b)		105,792	$156,610
Ninety One Ltd.(a)		26,794	51,459
Northam Platinum Ltd.(a)		22,309	85,844

			465,917

South Korea	8.8%
DB HiTek Co. Ltd.		6,355	111,523
Douzone Bizon Co. Ltd.		4,810	316,528
Duk San Neolux Co. Ltd.(a)		15,397	327,574
Ecopro Co. Ltd.		4,202	60,592
F&F Co. Ltd.		2,056	155,794
Hugel, Inc.(a)		529	144,973
Iljin Materials Co. Ltd.		4,851	122,741
MegaStudyEdu Co. Ltd.		7,404	226,386
SKCKOLONPI, Inc.		7,105	150,111
WONIK IPS Co. Ltd.(a)		11,422	230,225

			1,846,447

Switzerland	0.8%
Wizz Air Holdings PLC(a)(b)		5,637	160,741

Taiwan	19.4%
Accton Technology Corp.		35,000	185,666
Advanced Ceramic X Corp.		12,000	105,576
Asia Cement Corp.		165,000	215,008
ASMedia Technology, Inc.		15,000	375,253
ASPEED Technology, Inc.		4,600	155,830
Bioteque Corp.		32,000	98,791
Chailease Holding Co. Ltd.		54,250	164,193
Chicony Power Technology Co. Ltd.		82,000	141,135
Elan Microelectronics Corp.		77,000	210,702
Hiwin Technologies Corp.		24,000	155,970
Kindom Development Co. Ltd.		192,000	143,745
King’s Town Bank Co. Ltd.		165,000	154,715
Macronix International		153,000	126,482
Merida Industry Co. Ltd.		51,000	187,241
momo.com, Inc.		11,000	139,200
Parade Technologies Ltd.		17,540	368,331
Powertech Technology, Inc.		50,000	140,027
Realtek Semiconductor Corp.		45,000	325,228
Sitronix Technology Corp.		21,000	80,512
Tong Hsing Electronic Industries Ltd.		72,000	253,649
Unimicron Technology Corp.		117,000	121,268
Voltronic Power Technology Corp.		10,000	207,251

			4,055,773

Thailand	1.7%
Com7 PCL - REG		168,500	80,098

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Srisawad Corp. PCL - REG		136,620	$176,928
Tisco Financial Group PCL - REG		46,600	99,043

			356,069

Turkey	3.4%
Anadolu Efes Biracilik Ve Malt Sanayii A.S.		50,773	132,064
MLP Saglik Hizmetleri A.S.(a)(b)		22,809	45,180
Soda Sanayii A.S.		136,570	103,748
Sok Marketler Ticaret A.S.(a)		54,917	77,292
Turkcell Iletisim Hizmetleri A.S.		73,610	137,477
Ulker Biskuvi Sanayi A.S.(a)		70,958	207,644

			703,405

United Arab Emirates	0.2%
Aldar Properties PJSC		96,711	39,889

United Kingdom	1.1%
Avast PLC(b)		33,969	165,322
TCS Group Holding PLC - REG - GDR		5,350	61,554

			226,876

United States	0.2%
QIWI PLC - ADR		4,359	46,685

TOTAL COMMON STOCKS (Cost $22,543,148)			19,660,601

EQUITY-LINKED SECURITIES	0.9%
India	0.9%
Voltas Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/30/25(a)(b)		30,271	190,800

TOTAL EQUITY-LINKED SECURITIES (Cost $281,266)			190,800

PREFERRED STOCKS	0.5%
Brazil	0.5%
Gerdau S.A. - ADR, 1.32%(c)		53,403	102,000

TOTAL PREFERRED STOCKS (Cost $141,995)			102,000

TOTAL INVESTMENTS (Cost $22,966,409)	95.5%		19,953,401
NET OTHER ASSETS (LIABILITIES)	4.5%		950,001

NET ASSETS	100.0%		$20,903,402

(a)Non-income producing security.

(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(c)Current yield is disclosed. Dividends are calculated based on a percentage of issuer’s net income.

Abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

REG – Registered

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

At March 31, 2020 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Communication Services	4.2%
Consumer Discretionary	14.7
Consumer Staples	7.2
Energy	1.1
Financials	7.5
Health Care	9.8
Industrials	12.1
Information Technology	22.7
Materials	7.8
Real Estate	8.1
Utilities	0.3
Total	95.5%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

Market Exposure
Equity and Equity-Linked Securities	% of Net Assets
Semiconductors	11.1%
Real Estate	8.6
Commercial Services	8.1
Retail	6.2
Electronics	6.2
Pharmaceuticals	5.6
Diversified Financial Services	4.5
Food	3.7
Software	3.2
Home Furnishings	2.6
Mining	2.5
Machinery-Construction & Mining	2.5
Computers	2.5
Healthcare-Products	2.2
Chemicals	2.2
Banks	2.2
Entertainment	1.8
Apparel	1.7
Telecommunications	1.6
Electrical Component & Equipments	1.6
Beverages	1.5
Healthcare-Services	1.3
Iron/Steel	1.2
Transportation	1.2
Cosmetics/Personal Care	1.2
Environmental Control	1.1
Media	1.1
Building Materials	1.0
Leisure Time	0.9
Engineering & Construction	0.9
Airlines	0.8
Miscellaneous Manufacturing	0.7
Insurance	0.7
Biotechnology	0.7
Water	0.3
Oil & Gas Services	0.3
Total	95.5%

5 Largest Security Positions
Issuer	% of Net Assets
China Overseas Property Holdings Ltd.	2.3%
Silergy Corp.	2.0
Ipca Laboratories Ltd.	1.9
ASMedia Technology, Inc.	1.8
China Overseas Grand Oceans Group Ltd.	1.8
Total	9.8%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	92.9%
Australia	5.2%
Atlassian Corp. PLC - Class A(a)		72,145	$9,902,623
Newcrest Mining Ltd.		589,129	8,277,688

			18,180,311

China	2.2%
Momo, Inc. - ADR		360,016	7,808,747

Denmark	5.4%
Orsted A/S(b)		98,623	9,685,270
Vestas Wind Systems A/S		110,546	8,998,722

			18,683,992

Germany	2.7%
SAP S.E.		82,406	9,464,590

Hong Kong	2.7%
Hong Kong Exchanges & Clearing Ltd.		311,433	9,352,715

Ireland	7.7%
Accenture PLC - Class A		56,445	9,215,211
Aptiv PLC		173,337	8,535,114
Medtronic PLC		100,430	9,056,777

			26,807,102

Japan	12.7%
Kao Corp.		126,800	10,382,268
PeptiDream, Inc.(a)		213,900	7,465,916
Rakuten, Inc.		1,248,200	9,469,803
Recruit Holdings Co. Ltd.		348,100	8,988,570
SBI Holdings, Inc.		551,960	8,052,275

			44,358,832

Netherlands	2.8%
Koninklijke DSM N.V.		84,457	9,597,203

New Zealand	2.9%
a2 Milk Co. Ltd.(a)		969,444	10,031,266

Taiwan	2.6%
MediaTek, Inc.		832,805	8,870,204

United Kingdom	2.6%
IHS Markit Ltd.		152,531	9,151,860

United States	43.4%
Agilent Technologies, Inc.		120,986	8,665,017
Cboe Global Markets, Inc.		95,960	8,564,430
CME Group, Inc.		51,256	8,862,675
Cree, Inc.(a)		219,509	7,783,789
Estee Lauder Cos. (The), Inc. - Class A		52,167	8,312,290
Intercontinental Exchange, Inc.		107,950	8,716,963
Intuit, Inc.		36,852	8,475,960
Keysight Technologies, Inc.(a)		105,634	8,839,453
Medpace Holdings, Inc.(a)		122,495	8,988,683

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Micron Technology, Inc.(a)		219,235	$9,221,024
Microsoft Corp.		61,902	9,762,565
Nasdaq, Inc.		93,194	8,848,770
NextEra Energy, Inc.		38,416	9,243,658
Oracle Corp.		194,539	9,402,070
PayPal Holdings, Inc.(a)		89,065	8,527,083
PRA Health Sciences, Inc.(a)		118,818	9,866,647
Thermo Fisher Scientific, Inc.		32,947	9,343,769

			151,424,846

TOTAL COMMON STOCKS (Cost $307,628,494)			323,731,668

TOTAL INVESTMENTS (Cost $307,628,494)	92.9%		323,731,668
NET OTHER ASSETS (LIABILITIES)	7.1%		24,924,867

NET ASSETS	100.0%		$348,656,535

(a)Non-income producing security.

(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

ADR – American Depositary Receipt

At March 31, 2020 the industry sectors for the JOHCM Global Equity Fund were:

Sector Allocation	% of Net Assets
Communication Services	2.3%
Consumer Discretionary	5.2
Consumer Staples	8.3
Financials	15.0
Health Care	15.3
Industrials	7.8
Information Technology	28.5
Materials	5.1
Utilities	5.4
Total	92.9%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Diversified Financial Services	15.0%
Software	13.4
Commercial Services	7.7
Semiconductors	7.4
Electric	5.5
Cosmetics/Personal Care	5.4
Healthcare-Products	5.3
Electronics	5.0
Internet	4.9
Healthcare-Services	4.7
Food	2.9
Pharmaceuticals	2.8
Chemicals	2.8
Computers	2.6
Energy-Alternate Sources	2.6
Auto Parts & Equipment	2.5
Mining	2.4
Total	92.9%

5 Largest Security Positions
Issuer	% of Net Assets
Kao Corp.	3.0%
a2 Milk Co. Ltd.	2.9
Atlassian Corp. PLC - Class A	2.9
PRA Health Sciences, Inc.	2.8
Microsoft Corp.	2.8
Total	14.4%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	57.4%
Advertising	0.5%
Omnicom Group, Inc.		5,955	$326,930

Agriculture	1.4%
British American Tobacco PLC		10,368	354,050
Philip Morris International, Inc.		9,094	663,498

			1,017,548

Banks	2.2%
Intesa Sanpaolo S.p.A.		43,217	70,541
JPMorgan Chase & Co.		2,548	229,396
Lloyds Banking Group PLC		836,321	329,798
Truist Financial Corp.		13,387	412,855
Wells Fargo & Co.		19,135	549,175

			1,591,765

Beverages	1.5%
Coca-Cola HBC A.G.(a)		17,963	386,080
Diageo PLC		21,016	673,114

			1,059,194

Building Materials	1.4%
CRH PLC		23,872	648,204
Vulcan Materials Co.		3,648	394,240

			1,042,444

Chemicals	2.1%
Air Products & Chemicals, Inc.		4,759	949,944
Linde PLC		3,570	617,610

			1,567,554

Commercial Services	1.1%
Amadeus IT Group S.A.		4,636	219,865
Bureau Veritas S.A.		29,284	556,619

			776,484

Computers	0.2%
Accenture PLC - Class A		1,087	177,463

Cosmetics/Personal Care	1.3%
Unilever PLC		19,186	968,577

Diversified Financial Services	2.2%
Julius Baer Group Ltd.(a)		17,932	612,217
Visa, Inc. - Class A		6,010	968,331

			1,580,548

Electric	4.1%
Ameren Corp.		9,870	718,832
Consolidated Edison, Inc.		8,871	691,938
Duke Energy Corp.		10,574	855,225
WEC Energy Group, Inc.		7,890	695,346

			2,961,341

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Electronics	1.2%
ABB Ltd. - REG		23,243	$408,672
Honeywell International, Inc.		3,656	489,136

			897,808

Engineering & Construction	0.7%
Bouygues S.A.		16,442	482,499

Food	4.8%
Danone S.A.		14,843	957,294
Mondelez International, Inc. - Class A		13,571	679,636
Nestle S.A. - REG		14,238	1,467,485
Orkla ASA		27,488	235,227
Sligro Food Group N.V.		9,844	146,833

			3,486,475

Food Service	0.5%
Sodexo S.A.		5,546	375,812

Home Builders	1.0%
Sekisui House Ltd.		44,600	737,075

Household Products/Wares	0.8%
Reckitt Benckiser Group PLC		7,294	559,797

Insurance	0.9%
Allianz S.E. - REG		3,611	622,470

Internet	1.3%
Alphabet, Inc. - Class C(a)		161	187,212
Facebook, Inc. - Class A(a)		4,667	778,456

			965,668

Investment Companies	0.3%
Investor AB - Class B		5,205	239,401

Lodging	0.4%
Mandarin Oriental International Ltd.		253,000	323,993

Machinery-Diversified	1.3%
FANUC Corp.		2,300	311,899
Flowserve Corp.		9,307	222,344
Rockwell Automation, Inc.		2,759	416,361

			950,604

Mining	2.9%
Agnico Eagle Mines Ltd.		8,194	326,038
Barrick Gold Corp.		29,789	547,391
Franco-Nevada Corp.		4,588	458,409
Newmont Corp.		10,688	483,953
Royal Gold, Inc.		3,770	330,667

			2,146,458

Oil & Gas	1.6%
Chevron Corp.		5,943	430,630

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Exxon Mobil Corp.		9,664	$366,942
TOTAL S.A.		10,451	405,284

			1,202,856

Oil & Gas Services	0.3%
Schlumberger Ltd.		14,891	200,880

Packing & Containers	0.3%
Mayr Melnhof Karton A.G.		1,905	236,951

Pharmaceuticals	4.4%
GlaxoSmithKline PLC		46,417	870,660
Pfizer, Inc.		35,177	1,148,178
Roche Holding A.G. - ADR		5,367	217,739
Sanofi		11,249	990,371

			3,226,948

Real Estate	2.3%
Hang Lung Properties Ltd.		343	694
Hongkong Land Holdings Ltd.		144,279	539,677
Hysan Development Co. Ltd.		179,000	579,473
Mitsubishi Estate Co. Ltd.		36,700	541,026

			1,660,870

Real Estate Investment Trusts	4.4%
Boston Properties, Inc.		5,988	552,273
Columbia Property Trust, Inc.		48,305	603,812
Douglas Emmett, Inc.		21,566	657,979
Frasers Commercial Trust		318,000	264,288
JBG SMITH Properties		12,922	411,307
Weyerhaeuser Co.		43,165	731,647

			3,221,306

Retail	0.5%
Cie Financiere Richemont S.A. - REG		7,172	393,059

Semiconductors	2.0%
NXP Semiconductors N.V.		6,577	545,431
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		3,822	182,653
Texas Instruments, Inc.		7,405	739,982

			1,468,066

Software	4.3%
Microsoft Corp.		7,362	1,161,061
Oracle Corp.		26,126	1,262,669
SAP S.E.		6,064	696,470

			3,120,200

Telecommunications	3.0%
Altice Europe N.V.(a)		34,939	135,060
KDDI Corp.		25,786	762,184
Telefonica Deutschland Holding A.G.		35,756	88,865
Verizon Communications, Inc.		22,477	1,207,689

			2,193,798

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Transportation	0.2%
Kuehne + Nagel International A.G. - REG		1,232	$169,337

TOTAL COMMON STOCKS (Cost $45,288,091)			41,952,179

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	7.5%
Agriculture	0.2%
Philip Morris International, Inc. 2.90%, 11/15/21		$170,000	170,999

Banks	2.8%
Bank of America Corp.
(Variable, ICE LIBOR USD 3M + 2.66%)(b) 4.30%, 01/28/25		1,000,000	860,000
JPMorgan Chase & Co.
(Variable, U.S. SOFR + 2.75%)(b) 4.00%, 04/01/25		1,350,000	1,152,900

			2,012,900

Beverages	0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/36		500,000	523,621

Food	0.2%
Conagra Brands, Inc. 3.80%, 10/22/21		150,000	150,960

Media	2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.58%, 07/23/20		150,000	149,533
NBCUniversal Enterprise, Inc.(c) 5.25%, 03/19/21		200,000	200,000
Nexstar Broadcasting, Inc.(c) 5.63%, 07/15/27		550,000	537,625
ViacomCBS, Inc.
(Variable, ICE LIBOR USD 3M + 3.90%)(b) 6.25%, 02/28/57		950,000	817,000

			1,704,158

Pharmaceuticals	0.5%
CVS Health Corp. 2.63%, 08/15/24		367,000	372,201

Pipelines	0.5%
DCP Midstream L.P.
(Variable, ICE LIBOR USD 3M + 5.15%)(b) 7.38%, 12/15/22		800,000	320,000

Retail	0.3%
Starbucks Corp. 2.10%, 02/04/21		200,000	200,130

TOTAL CORPORATE BONDS (Cost $6,381,193)			5,454,969

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
EXCHANGE TRADED FUNDS	3.7%
iShares Gold Trust		70,829	$1,067,393
SPDR Gold Shares		11,030	1,632,991

TOTAL EXCHANGE TRADED FUNDS (Cost $2,440,988)			2,700,384

	Percentage of Net Assets	Principal Amount	Value
FOREIGN ISSUER BONDS	10.5%
Agriculture	3.8%
BAT International Finance PLC(c) 3.95%, 06/15/25		$1,500,000	1,471,640
Imperial Brands Finance PLC,
3.13%, 07/26/24(c)		650,000	612,482
4.25%, 07/21/25(c)		700,000	680,964

			2,765,086

Banks	1.2%
Credit Suisse A.G.(c) 6.50%, 08/08/23		200,000	202,916
Intesa Sanpaolo S.p.A.
(Variable, USD Swap 5Y + 5.46%)(b)(c) 7.70%, 09/17/25		300,000	255,000
Royal Bank of Canada 3.20%, 04/30/21		143,000	144,706
UBS A.G.(c) 2.45%, 12/01/20		300,000	298,897

			901,519

Beverages	0.5%
Diageo Capital PLC 2.13%, 10/24/24		400,000	390,063

Electrical Component & Equipments	0.3%
Schneider Electric S.E.(c) 2.95%, 09/27/22		190,000	189,807

Food	1.0%
Mondelez International Holdings Netherlands B.V.(c) 2.00%, 10/28/21		750,000	746,844

Household Products/Wares	0.3%
Reckitt Benckiser Treasury Services PLC(c) 2.38%, 06/24/22		200,000	196,350

Miscellaneous Manufacturing	0.3%
Siemens Financieringsmaatschappij N.V.(c) 2.70%, 03/16/22		200,000	199,800

Oil & Gas	0.4%
Total Capital International S.A.,
2.75%, 06/19/21		150,000	151,240
2.22%, 07/12/21		150,000	150,382

			301,622

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Pharmaceuticals	0.5%
Sanofi 4.00%, 03/29/21		$400,000	$406,931

Telecommunications	2.2%
Telecom Italia S.p.A.(c) 5.30%, 05/30/24		750,000	753,795
Vodafone Group PLC
(Variable, USD Swap 5Y + 4.87%)(b) 7.00%, 04/04/79		800,000	854,863

			1,608,658

TOTAL FOREIGN ISSUER BONDS (Cost $7,862,272)			7,706,680

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	1.8%
Pipelines	0.1%
DCP Midstream L.P.
(Variable, ICE LIBOR USD 3M + 4.88%), 7.95%(b)(d)		4,000	37,520
DCP Midstream L.P.
(Variable, ICE LIBOR USD 3M + 4.92%), 7.88%(b)(d)		825	7,508

			45,028

Semiconductors	0.7%
Samsung Electronics Co. Ltd., 3.60%(d)		15,755	514,282

Telecommunications	1.0%
AT&T, Inc.(a)		34,500	731,400

TOTAL PREFERRED STOCKS (Cost $1,363,186)			1,290,710

	Percentage of Net Assets	Principal Amount	Value
U.S. TREASURY OBLIGATIONS	12.4%
U.S. Treasury Notes	12.4%
2.50%, 02/28/21		1,400,000	1,430,734
1.50%, 10/31/21		1,000,000	1,020,352
1.13%, 02/28/22		1,080,000	1,097,930
0.38%, 03/31/22		2,911,200	2,919,615
0.50%, 03/15/23		1,821,000	1,832,523
2.13%, 09/30/24		750,000	809,004

			9,110,158

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,011,488)			9,110,158

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	5.3%
Northern Institutional Treasury Portfolio (Premier Class), 0.40%(e)		3,922,644	3,922,644

TOTAL SHORT-TERM INVESTMENTS (Cost $3,922,644)			3,922,644

TOTAL INVESTMENTS (Cost $76,269,862)	98.6%		72,137,724
NET OTHER ASSETS (LIABILITIES)	1.4%		998,973

NET ASSETS	100.0%		$73,136,697

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

(a)Non-income producing security.

(b)Floating rate security. The rate presented is the rate in effect at March 31, 2020, and the related index and spread are shown parenthetically for each security.

(c)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(d)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

(e)7-day current yield as of March 31, 2020 is disclosed.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

At March 31, 2020, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Goldman Sachs	Euro	1,341,765	United States Dollar	1,441,178	06/23/2020	$(43,442)
Total						$(43,442)

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

Country Allocation	Percentage of Net Assets
United States	58.3%
United Kingdom	11.7
France	6.4
Switzerland	5.7
Japan	3.2
Netherlands	2.4
Canada	2.0
Hong Kong	2.0
Germany	1.9
Italy	1.5
Ireland	0.9
South Korea	0.7
Singapore	0.4
Sweden	0.3
Austria	0.3
Norway	0.3
Spain	0.3
Taiwan	0.3
Total	98.6%

5 Largest Long-Term Security Positions
Issuer	% of Net Assets
U.S. Treasury Notes 0.38%, 3/31/22	4.0%
U.S. Treasury Notes 0.50%, 3/15/23	2.5
SPDR Gold Shares	2.3
BAT International Finance PLC 3.95%, 6/15/25	2.0
Nestle S.A. - REG	2.0
Total	12.8%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	83.8%
Finland	5.3%
Nokian Renkaat OYJ		1,608	$39,022
Wartsila OYJ Abp		9,116	66,990

			106,012

France	14.4%
Capgemini S.E.		294	24,871
Safran S.A.		824	72,426
Sanofi		1,330	117,094
Thales S.A.		888	74,535

			288,926

Germany	7.0%
Continental A.G.		338	24,718
Henkel A.G. & Co. KGaA		743	55,990
SAP S.E.		510	58,575

			139,283

Hong Kong	2.3%
China Mobile Ltd.		6,140	46,387

Italy	4.5%
Enel S.p.A.		12,895	89,755

Japan	11.0%
Nippon Gas Co. Ltd.		1,700	56,573
Nippon Telegraph & Telephone Corp.		2,237	53,085
Pola Orbis Holdings, Inc.		2,315	42,760
Sugi Holdings Co. Ltd.		1,260	67,491

			219,909

Portugal	3.9%
Galp Energia SGPS S.A.		6,805	77,695

Spain	2.1%
Amadeus IT Group S.A.		201	9,532
Industria de Diseno Textil S.A.		1,235	32,063

			41,595

Switzerland	4.7%
Roche Holding A.G. (Genusschein)		174	56,570
Schindler Holding A.G. - REG		178	37,657

			94,227

United Kingdom	25.0%
B&M European Value Retail S.A.		19,789	67,568
Compass Group PLC		4,156	64,936
Ferguson PLC		635	39,707
Johnson Matthey PLC		1,489	33,090
National Grid PLC		2,825	33,110
Rio Tinto PLC		1,489	68,349
RSA Insurance Group PLC		9,278	48,227
Sage Group (The) PLC		2,462	18,032

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Smith & Nephew PLC		1,720	$30,523
St James’s Place PLC		2,782	26,509
Unilever N.V.		1,440	70,949

			501,000

United States	3.6%
Philip Morris International, Inc.		977	71,282

TOTAL COMMON STOCKS (Cost $1,875,341)			1,676,071

EQUITY-LINKED SECURITIES	2.6%
India	2.6%
ITC Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/30/25(a)		23,007	51,598

TOTAL EQUITY-LINKED SECURITIES (Cost $62,995)			51,598

TOTAL INVESTMENTS (Cost $1,938,336)	86.4%		1,727,669
NET OTHER ASSETS (LIABILITIES)	13.6%		271,697

NET ASSETS	100.0%		$1,999,366

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

REG – Registered

At March 31, 2020 the industry sectors for the JOHCM International Opportunities Fund were:

Sector Allocation	% of Net Assets
Communication Services	5.0%
Consumer Discretionary	11.4
Consumer Staples	18.0
Energy	3.9
Financials	3.7
Health Care	10.2
Industrials	14.6
Information Technology	5.5
Materials	5.1
Utilities	9.0
Total	86.4%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

Market Exposure
Equity and Equity-Linked Securities	% of Net Assets
Pharmaceuticals	8.7%
Retail	8.4
Aerospace/Defense	7.3
Cosmetics/Personal Care	5.6
Telecommunications	5.0
Distribution/Wholesale	4.8
Electric	4.5
Oil & Gas	3.9
Diversified Financial Services	3.9
Software	3.8
Agriculture	3.6
Mining	3.4
Auto Parts & Equipment	3.3
Shipbuilding	3.3
Food Service	3.2
Household Products/Wares	2.8
Insurance	2.4
Hand/Machine Tools	1.9
Chemicals	1.7
Gas	1.7
Healthcare-Products	1.5
Computers	1.2
Commercial Services	0.5
Total	86.4%

5 Largest Security Positions
Issuer	% of Net Assets
Sanofi	5.9%
Enel S.p.A.	4.5
Galp Energia SGPS S.A.	3.9
Thales S.A.	3.8
Safran S.A.	3.6
Total	21.7%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.7%
Australia	5.2%
Atlassian Corp. PLC - Class A(a)		1,496,711	$205,438,552
Newcrest Mining Ltd.		12,428,372	174,627,599

			380,066,151

China	2.2%
Momo, Inc. - ADR		7,492,939	162,521,847

Denmark	5.6%
Orsted A/S(b)		2,230,032	219,000,245
Vestas Wind Systems A/S		2,294,487	186,777,016

			405,777,261

France	2.8%
L’Oreal S.A.		760,876	199,719,343

Germany	5.5%
Deutsche Boerse A.G.		1,467,406	201,575,017
SAP S.E.		1,710,412	196,446,243

			398,021,260

Hong Kong	2.8%
Hong Kong Exchanges & Clearing Ltd.		6,859,995	206,014,059

Ireland	7.7%
Aptiv PLC		3,610,352	177,773,733
ICON PLC(a)		1,424,187	193,689,432
Medtronic PLC		2,084,506	187,980,751

			559,443,916

Japan	35.4%
Advantest Corp.		5,029,900	201,723,686
CyberAgent, Inc.		6,643,649	257,815,030
Japan Exchange Group, Inc.		11,616,287	205,255,343
Kao Corp.		2,777,580	227,425,709
NTT Data Corp.		18,369,000	176,673,491
ORIX Corp.		14,648,400	176,152,173
PeptiDream, Inc.(a)		4,648,900	162,264,119
Rakuten, Inc.		26,193,200	198,721,715
Recruit Holdings Co. Ltd.		7,226,000	186,588,358
SBI Holdings, Inc.		11,390,000	166,163,160
Sekisui House Ltd.		11,192,500	184,971,028
Takeda Pharmaceutical Co. Ltd.		6,231,907	190,712,506
Terumo Corp.		6,825,100	234,711,610

			2,569,177,928

Netherlands	5.7%
Koninklijke Ahold Delhaize N.V.		8,901,284	208,319,409
Koninklijke DSM N.V.		1,771,122	201,260,020

			409,579,429

New Zealand	3.2%
a2 Milk Co. Ltd.(a)		22,313,697	230,889,687

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
South Korea	2.6%
SK Hynix, Inc.		2,751,764	$186,151,716

Spain	2.8%
Siemens Gamesa Renewable Energy S.A.		13,658,705	205,515,827

Switzerland	6.4%
Lonza Group A.G. - REG(a)		631,743	262,837,396
Roche Holding A.G. (Genusschein)		609,737	198,234,049

			461,071,445

Taiwan	2.6%
MediaTek, Inc.		17,985,558	191,564,136

United Kingdom	2.6%
IHS Markit Ltd.		3,178,652	190,719,120

United States	2.6%
Accenture PLC - Class A		1,133,554	185,064,026

TOTAL COMMON STOCKS (Cost $6,777,996,578)			6,941,297,151

TOTAL INVESTMENTS (Cost $6,777,996,578)	95.7%		6,941,297,151
NET OTHER ASSETS (LIABILITIES)	4.3%		314,300,003

NET ASSETS	100.0%		$7,255,597,154

(a) Non-income producing security.

(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

At March 31, 2020 the industry sectors for the JOHCM International Select Fund were:

Sector Allocation	% of Net Assets
Communication Services	5.8%
Consumer Discretionary	7.7
Consumer Staples	12.0
Financials	13.2
Health Care	19.7
Industrials	10.6
Information Technology	18.5
Materials	5.2
Utilities	3.0
Total	95.7%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Diversified Financial Services	13.1%
Internet	8.6
Healthcare-Services	8.5
Semiconductors	8.0
Food	6.1
Cosmetics/Personal Care	5.9
Healthcare-Products	5.8
Software	5.5
Pharmaceuticals	5.4
Energy-Alternate Sources	5.4
Commercial Services	5.2
Computers	5.0
Electric	3.0
Chemicals	2.8
Home Builders	2.6
Mining	2.4
Auto Parts & Equipment	2.4
Total	95.7%

5 Largest Security Positions
Issuer	% of Net Assets
Lonza Group A.G. - REG	3.6%
CyberAgent, Inc.	3.6
Terumo Corp.	3.3
a2 Milk Co. Ltd.	3.2
Kao Corp.	3.1
Total	16.8%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.3%
Australia	1.6%
GWA Group Ltd.		1,534,874	$2,520,222

Canada	4.2%
Heroux-Devtek, Inc.(a)		296,942	2,209,183
Laurentian Bank of Canada		97,947	2,126,952
Linamar Corp.		99,677	2,063,235
ShawCor Ltd.		239,554	302,996

			6,702,366

China	2.0%
Greatview Aseptic Packaging Co. Ltd.		5,379,000	1,663,377
Yestar Healthcare Holdings Co. Ltd.(a)		9,277,500	1,550,058

			3,213,435

Finland	3.5%
Ahlstrom-Munksjo OYJ		203,590	2,500,497
Vaisala OYJ - Class A		104,017	3,102,421

			5,602,918

France	5.8%
Coface S.A.		345,863	2,220,100
IPSOS		110,781	2,345,036
Lectra		136,147	2,159,364
Robertet S.A.		3,009	2,558,233

			9,282,733

Germany	3.0%
Gerresheimer A.G.		40,291	2,574,604
KWS Saat S.E. & Co. KGaA		44,090	2,280,921

			4,855,525

Hong Kong	6.6%
Mandarin Oriental International Ltd.		1,650,225	2,113,285
Pico Far East Holdings Ltd.		7,666,000	1,330,752
Sitoy Group Holdings Ltd.		3,779,000	225,961
SmarTone Telecommunications Holdings Ltd.		3,446,500	2,019,770
Vinda International Holdings Ltd.		1,261,000	3,039,708
Wasion Holdings Ltd.		5,419,000	1,845,851

			10,575,327

Ireland	2.5%
Grafton Group PLC		300,531	1,975,652
Irish Continental Group PLC		587,805	1,957,350

			3,933,002

Italy	2.0%
Banca IFIS S.p.A.		176,599	1,724,214
Biesse S.p.A.		157,967	1,566,498

			3,290,712

Japan	20.6%
Ariake Japan Co. Ltd.		46,800	2,941,091

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Daiseki Co. Ltd.		124,300	$2,642,780
EPS Holdings, Inc.		207,400	2,167,582
Furuno Electric Co. Ltd.		235,700	1,837,713
Iwatani Corp.		88,300	2,959,191
Kintetsu World Express, Inc.		184,300	2,707,534
Mani, Inc.		106,700	2,615,719
Rion Co. Ltd.		151,200	3,164,592
Sakata Seed Corp.		92,600	2,799,563
SHO-BOND Holdings Co. Ltd.		80,500	3,220,660
Tayca Corp.		147,200	1,957,148
Transcosmos, Inc.		116,700	2,067,176
Tsubakimoto Chain Co.		84,400	1,921,269

			33,002,018

Mexico	1.8%
Genomma Lab Internacional S.A.B. de C.V. - Series B(a)		3,596,854	2,861,108

Netherlands	2.8%
Corbion N.V.		95,333	2,837,092
Sligro Food Group N.V.		112,408	1,676,673

			4,513,765

Norway	2.2%
Borregaard ASA		295,621	2,750,890
Norway Royal Salmon ASA		36,946	738,569

			3,489,459

South Korea	4.4%
Choong Ang Vaccine Laboratory		158,941	1,865,882
Koh Young Technology, Inc.		25,153	1,600,718
Samwha Capacitor Co. Ltd.		41,079	1,338,126
SK Materials Co. Ltd.		19,985	2,171,613

			6,976,339

Sweden	8.0%
AAK AB		26,150	426,437
Avanza Bank Holding AB		320,142	2,671,478
BioGaia AB - Class B		73,794	3,123,256
Cloetta AB - Class B		1,080,704	2,563,183
IAR Systems Group AB		152,846	1,790,792
Thule Group AB(b)		129,980	2,263,099

			12,838,245

Switzerland	7.3%
Bobst Group S.A. - REG		44,644	2,030,144
Gurit Holding A.G. - Bearer		2,454	2,921,376
LEM Holding S.A. - REG		2,475	2,726,684
Valiant Holding A.G. - REG		27,085	2,176,089
Valora Holding A.G. - REG(a)		10,755	1,890,457

			11,744,750

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Taiwan	6.4%
Merida Industry Co. Ltd.		473,000	$1,736,563
Paiho Shih Holdings Corp.		2,120,572	1,782,191
Sinmag Equipment Corp.		716,667	1,991,121
Tong Yang Industry Co. Ltd.		2,178,000	2,305,300
TOPBI International Holdings Ltd.		1,252,850	2,380,127

			10,195,302

Thailand	0.9%
Sahamitr Pressure Container PCL - REG		6,162,400	814,956
Vanachai Group PCL - REG(a)		10,208,017	659,435

			1,474,391

United Kingdom	10.7%
Bloomsbury Publishing PLC		981,980	2,663,657
Dart Group PLC		203,119	1,384,996
First Derivatives PLC		26,019	743,847
Genus PLC		80,140	3,257,939
Gooch & Housego PLC		200,863	2,113,444
Paragon Banking Group PLC		169,829	699,780
Porvair PLC		463,814	2,910,750
Scapa Group PLC		929,668	1,288,253
SThree PLC		734,241	2,097,366

			17,160,032

TOTAL COMMON STOCKS (Cost $203,885,595)			154,231,649

TOTAL INVESTMENTS (Cost $203,885,595)	96.3%		154,231,649
NET OTHER ASSETS (LIABILITIES)	3.7%		5,922,193

NET ASSETS	100.0%		$160,153,842

(a)Non-income producing security.

(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

REG – Registered

At March 31, 2020 the industry sectors for the JOHCM International Small Cap Equity Fund were:

Sector Allocation	% of Net Assets
Communication Services	5.2%
Consumer Discretionary	10.5
Consumer Staples	10.3
Energy	2.0
Financials	7.3
Health Care	14.5
Industrials	19.8
Information Technology	13.3
Materials	13.4
Total	96.3%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Miscellaneous Manufacturing	8.6%
Food	7.0
Electronics	6.9
Pharmaceuticals	5.9
Chemicals	5.9
Machinery-Diversified	5.6
Retail	4.3
Banks	4.0
Agriculture	3.8
Packing & Containers	3.1
Software	3.1
Transportation	2.9
Apparel	2.7
Auto Parts & Equipment	2.7
Telecommunications	2.6
Leisure Time	2.5
Commercial Services	2.1
Engineering & Construction	2.0
Cosmetics/Personal Care	1.9
Environmental Control	1.7
Media	1.7
Diversified Financial Services	1.7
Healthcare-Products	1.6
Forest Products & Paper	1.6
Advertising	1.5
Insurance	1.4
Healthcare-Services	1.4
Aerospace/Defense	1.4
Lodging	1.3
Internet	1.1
Airlines	0.9
Semiconductors	0.8
Building Materials	0.4
Oil & Gas Services	0.2
Total	96.3%

5 Largest Security Positions
Issuer	% of Net Assets
Genus PLC	2.0%
SHO-BOND Holdings Co. Ltd.	2.0
Rion Co. Ltd.	2.0
BioGaia AB - Class B	2.0
Vaisala OYJ - Class A	2.0
Total	10.0%

See Notes to Financial Statements.

(This page has been intentionally left blank)

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

STATEMENTS OF ASSETS & LIABILITIES

March 31, 2020 (Unaudited)

	JOHCM Asia Ex-Japan Equity Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Emerging Markets Small Mid Cap Equity Fund	JOHCM Global Equity Fund
Assets:
Investments, at cost	$16,477,059	$551,457,622	$22,966,409	$307,628,494
Investments, at value	16,246,479	476,303,768	19,953,401	323,731,668
Cash	—	23,734,365	1,274,244	20,170,810
Foreign currency (Cost: $2,248,026, $595,256, $5,818, $0, $533,220, $0, $1,067 and $129,908, respectively)	2,248,026	595,256	5,793	—
Receivable for interest	—	—	—	—
Receivable for dividends	49,635	1,849,144	27,836	578,706
Reclaims receivable	—	127,528	4,651	623,544
Receivable for investments sold	21,019,951	4,946,576	10,272	—
Receivable for capital shares sold	—	141,114	—	4,656,132
Receivable from service providers	37,800	1,750	25,776	1,750
Prepaid expenses	2,407	34,436	98	17,928

Total Assets	39,604,298	507,733,937	21,302,071	349,780,538
Liabilities:
Cash overdraft	8,809,484	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	—
Securities purchased payable	10,219,969	11,910,357	194,078	281,485
Capital shares redeemed payable	1,187,236	832,529	—	321,340
Distributions payable to shareholders	—	—	—	—
Investment advisory fees payable	31,458	396,226	25,048	284,019
Accounting and Administration fees payable	115,965	474,480	154,276	190,487
Distribution (Rule 12b-1) fees payable	827	8,126	82	2,918
Regulatory and Compliance fees payable	965	14,393	626	9,552
Risk Officer fees payable	105	1,488	64	959
Trustee fees payable	6	54	—	18
Accrued expenses and other payables	56,894	25,938	24,495	33,225
Credit Facility Payable	2,853,904	—	—	—

Total Liabilities	23,276,813	13,663,591	398,669	1,124,003

Net Assets	$16,327,485	$494,070,346	$20,903,402	$348,656,535

Net Assets:
Paid in capital	$49,660,304	$630,997,795	$27,544,035	$327,812,642
Distributable earnings (loss)	(33,332,819)	(136,927,449)	(6,640,633)	20,843,893

Net Assets	$16,327,485	$494,070,346	$20,903,402	$348,656,535

Net Assets:
Class I	$6,934,024	$49,019,384	$984,466	$33,425,240
Class II	83,053	11,559,030	—	—
Institutional Class	9,310,408	433,491,932	19,918,936	315,231,295
Share of Common Stock Outstanding:
Class I	918,429	5,847,562	104,641	2,656,110
Class II	11,050	1,379,462	—	—
Institutional Class	1,235,338	51,575,869	2,115,863	25,008,033
Net Asset Value per Share:
Class I	$7.55	$8.38	$9.41	$12.58
Class II	7.52	8.38	—	—
Institutional Class	7.54	8.40	9.41	12.61

See Notes to Financial Statements.

JOHCM Global Income Builder Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund	JOHCM International Small Cap Equity Fund

$76,269,862	$1,938,336	$6,777,996,578	$203,885,595
72,137,724	1,727,669	6,941,297,151	154,231,649
—	228,092	274,097,770	4,782,733
532,401	—	1,106	129,948

154,812	—	—	—
167,834	12,105	30,148,601	718,237
109,586	4,771	15,457,041	624,900
6,666,250	21,647	—	107,072
19,485	—	25,222,607	237,594
79,733	116,782	1,756	1,750
32,584	16,819	44,568	21,235

79,900,409	2,127,885	7,286,270,600	160,855,118

—	—	—	—

43,442	—	—	—
6,304,963	1,878	—	195,545
138,258	—	20,473,621	151,246
74,078	—	—	—
41,041	1,274	5,591,674	157,063
158,764	120,740	4,002,088	175,352
578	—	110,754	2,779
2,052	55	203,587	4,970
252	5	20,868	529
46	—	857	22
238	4,567	269,997	13,770
—	—	—	—

6,763,712	128,519	30,673,446	701,276

$73,136,697	$1,999,366	$7,255,597,154	$160,153,842

$79,088,175	$2,201,104	$7,068,230,051	$211,886,194
(5,951,478)	(201,738)	187,367,103	(51,732,352)

$73,136,697	$1,999,366	$7,255,597,154	$160,153,842

$6,446,185	$—	$6,741,346,874	$27,095,722
88,801	—	514,250,280	1,217,215
66,601,711	1,999,366	—	131,840,905

739,256	—	331,876,402	3,214,051
10,179	—	25,287,122	143,577
7,637,403	220,223	—	15,661,445

$8.72	$—	$20.31	$8.43
8.72	—	20.34	8.48
8.72	9.08	—	8.42

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2020 (Unaudited)

	JOHCM Asia Ex-Japan Equity Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Emerging Markets Small Mid Cap Equity Fund	JOHCM Global Equity Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $23,055, $681,999, $11,489, $83,133, $26,172, $2,956, $5,626,164 and $126,894)	$193,856	$2,933,245	$126,276 $	1,922,189
Interest income	810	17,132	415	23,595

Total investment income	194,666	2,950,377	126,691	1,945,784

Operating expenses:
Investment advisory	227,106	2,861,802	166,268	1,847,815
Distribution (Rule 12b-1) fees - Class I	5,754	41,224	279	55,834
Distribution (Rule 12b-1) fees - Class II	113	17,546	—	—
Accounting and Administration	59,743	336,921	110,896	138,587
Investment advisory recoupment	—	—	—	—
Regulatory and Compliance	3,112	44,285	1,903	28,981
Risk Officer	213	3,005	128	1,941
Trustees	339	4,762	203	3,087
Registration	28,000	55,581	33,518	25,073
Interest expense	337	730	11	—
Other	27,232	41,705	16,961	29,345

Total expenses before reductions	351,949	3,407,561	330,167	2,130,663
Expenses reduced by Service Providers	(179,187)	—	(133,103)	—

Net expenses	172,762	3,407,561	197,064	2,130,663

Net investment income (loss)	21,904	(457,184)	(70,373)	(184,879)

Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains (losses) from investment transactions	(2,209,761)	(56,457,909)	135,589	9,159,459
Net realized gains (losses) from foreign currency transactions	(65,484)	(21,148)	(10,782)	(54,905)
Net realized gains from forward foreign currency exchange contracts	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(2,716,647)	(59,491,753)	(4,820,053)	(54,590,202)
Change in unrealized appreciation (depreciation) on foreign currency	(1,869)	(81,673)	(1,488)	9,590
Change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	—	—	—	—

Net realized and unrealized losses from investment activities	(4,993,761)	(116,052,483)	(4,696,734)	(45,476,058)

Change in Net Assets Resulting from Operations	$(4,971,857)	$(116,509,667)	$(4,767,107)	$(45,660,937)

See Notes to Financial Statements.

JOHCM Global Income Builder Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund	JOHCM International Small Cap Equity Fund

$691,305	$26,104	$52,071,272	$1,431,170
858,548	322	360,569	1,604

1,549,853	26,426	52,431,841	1,432,774

347,207	8,745	38,000,960	1,132,721
3,644	—	—	17,572
140	—	748,307	1,997
89,188	71,039	2,695,797	91,045
—	—	—	11,708
7,694	148	635,668	16,029
537	10	42,958	1,100
864	16	68,306	1,742
25,048	2,000	47,791	29,517
792	—	37,185	61
11,222	6,538	436,071	20,798

486,336	88,496	42,713,043	1,324,290
(41,202)	(77,988)	—	—

445,134	10,508	42,713,043	1,324,290

1,104,719	15,918	9,718,798	108,484

(1,003,120)	(3,036)	150,113,580	(851,970)
27,124	995	(1,291,901)	6,591

189,062	—	—	—
(7,503,049)	(307,888)	(898,122,871)	(42,651,703)

3,187	102	84,302	16,432

(122,126)	—	—	—

(8,408,922)	(309,827)	(749,216,890)	(43,480,650)

$(7,304,203)	$(293,909)	$(739,498,092)	$(43,372,166)

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2020 (Unaudited) and the year ended September 30, 2019

	JOHCM Asia Ex-Japan Equity Fund		JOHCM Emerging Markets Opportunities Fund		JOHCM Emerging Markets Small Mid Cap Equity Fund
	2020	2019	2020	2019	2020		2019
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$21,904	$710,569	$(457,184)	$22,300,479	$(70,373	) $	85,053
Net realized gains (losses) from investments and foreign currency transactions	(2,275,245)	(30,220,791)	(56,479,057)	(3,383,072)	124,807		(3,235,106)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(2,718,516)	18,111,371	(59,573,426)	(26,040,831)	(4,821,541)		2,788,089

Change in net assets resulting from operations	(4,971,857)	(11,398,851)	(116,509,667)	(7,123,424)	(4,767,107)		(361,964)

Dividends paid to shareholders:
From distributable earnings
Class I	(204,723)	(3,236,979)	(3,215,212)	(3,842,442)	(2,460)		(2,137)
Class II	(1,369)	(118,400)	(513,302)	(312,740)	—		—
Institutional Class	(565,578)	(31,141,268)	(19,514,553)	(16,260,685)	(175,676)		(116,205)

Total dividends paid to shareholders	(771,670)	(34,496,647)	(23,243,067)	(20,415,867)	(178,136)		(118,342)

Capital Transactions:
Change in net assets from capital transactions from Class I transactions	(2,782,452)	(16,749,817)	(14,829,659)	(9,704,832)	776,927		(306,309)
Change in net assets from capital transactions from Class II transactions	(4,910)	(211,592)	1,567,124	5,091,479	—		—
Change in net assets from capital transactions from Institutional Class transactions	(17,148,781)	(115,457,432)	63,810,373	119,702,512	787,067		227,448

Change in net assets from capital transactions	(19,936,143)	(132,418,841)	50,547,838	115,089,159	1,563,994		(78,861)

Change in net assets	(25,679,670)	(178,314,339)	(89,204,896)	87,549,868	(3,381,249)		(559,167)
Net assets:
Beginning of period	42,007,155	220,321,494	583,275,242	495,725,374	24,284,651		24,843,818

End of period	$16,327,485	$42,007,155	$494,070,346	$583,275,242	$20,903,402		$24,284,651

See Notes to Financial Statements.

JOHCM Global Equity Fund		JOHCM Global Income Builder Fund		JOHCM International Opportunities Fund		JOHCM International Select Fund
2020	2019	2020	2019	2020	2019	2020	2019

$(184,879)	$2,740,703	$1,104,719	$2,481,049	$15,918	$50,853	$9,718,798	$100,676,827

9,104,554	50,784,370	(786,934)	123,616	(2,041)	(97)	148,821,679	(15,994,472)

(54,580,612)	(47,271,077)	(7,621,988)	4,133,697	(307,786)	(20,176)	(898,038,569)	(363,469,530)

(45,660,937)	6,253,996	(7,304,203)	6,738,362	(293,909)	30,580	(739,498,092)	(278,787,175)

(21,676,588)	(7,485,629)	(132,486)	(205,650)	—	—	(78,543,873)	(102,099,543)
—	—	(2,047)	(201)	—	—	(4,463,461)	(6,729,002)
(31,391,428)	(10,781,494)	(1,769,879)	(2,437,268)	(53,453)	(40,554)	—	—

(53,068,016)	(18,267,123)	(1,904,412)	(2,643,119)	(53,453)	(40,554)	(83,007,334)	(108,828,545)

(107,284,717)	(29,252,618)	517,803	1,174,537	—	—	(316,460,903)	565,520,424

—	—	31,717	76,309	—	—	(16,904,507)	62,343,549

171,334,135	(100,351,156)	(30,848,252)	73,575,868	46,099	34,954	—	—

64,049,418	(129,603,774)	(30,298,732)	74,826,714	46,099	34,954	(333,365,410)	627,863,973

(34,679,535)	(141,616,901)	(39,507,347)	78,921,957	(301,263)	24,980	(1,155,870,836)	240,248,253

383,336,070	524,952,971	112,644,044	33,722,087	2,300,629	2,275,649	8,411,467,990	8,171,219,737

$348,656,535	$383,336,070	$73,136,697	$112,644,044	$1,999,366	$2,300,629	$7,255,597,154	$8,411,467,990

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2020 (Unaudited) and the year ended September 30, 2019

	JOHCM International Small Cap Equity Fund
	2020	2019
Increase (decrease) in net assets:
Operations:
Net investment income	$108,484	$2,793,782
Net realized gains (losses) from investments and foreign currency transactions	(845,379)	4,742,682
Change in unrealized appreciation (depreciation) on investments and foreign currency	(42,635,271)	(36,114,343)

Change in net assets resulting from operations	(43,372,166)	(28,577,879)

Dividends paid to shareholders:
From distributable earnings
Class I	(1,289,585)	(2,357,616)
Class II	(51,613)	(90,907)
Institutional Class	(6,233,059)	(10,990,066)

Total dividends paid to shareholders	(7,574,257)	(13,438,589)

Capital Transactions:
Change in net assets from capital transactions from Class I transactions	7,456,715	(10,592,293)
Change in net assets from capital transactions from Class II transactions	(20,015)	397,413
Change in net assets from capital transactions from Institutional Class transactions	(4,363,397)	(7,861,402)

Change in net assets from capital transactions	3,073,303	(18,056,282)

Change in net assets	(47,873,120)	(60,072,750)
Net assets:
Beginning of period	208,026,962	268,099,712

End of period	$160,153,842	$208,026,962

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
JOHCM Asia Ex-Japan Equity Fund	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$8.98		$10.71	$12.25	$11.20	$9.91	$10.13

Income (loss) from investment operations:
Net investment income(a)	—	(b)	0.09	0.10	0.05	0.05	0.13
Net realized and unrealized gains (losses) from investments	(1.27	)(c)	0.08 (c)	(1.46)	1.05	1.28	(0.33)

Total from investment operations	(1.27)		0.17	(1.36)	1.10	1.33	(0.20)

Less distributions paid:
From net investment income	(0.16)		(0.11)	(0.04)	(0.05)	(0.04)	(0.02)
From net realized gains	—		(1.79)	(0.14)	—	—	—

Total distributions paid	(0.16)		(1.90)	(0.18)	(0.05)	(0.04)	(0.02)

Change in net asset value	(1.43)		(1.73)	(1.54)	1.05	1.29	(0.22)

Net asset value, end of period	$7.55		$8.98	$10.71	$12.25	$11.20	$9.91

Total return(d)	(14.47%)		3.85%	(11.27%)	9.99%	13.54%	(2.00%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$6,934		$11,517	$32,108	$35,351	$35,645	$26,531
Ratio of net expenses to average net assets	0.90	%(e)	0.90%	1.31%	1.39%	1.38%	1.33%
Ratio of net investment income to average net assets	0.05	%(e)	1.00%	0.83%	0.49%	0.54%	1.25%
Ratio of gross expenses to average net assets	1.76	%(e)	1.60%	1.40%	1.40%	1.40%	1.41%
Portfolio turnover rate(f)	30.24	%(d)	48.97%	51.14%	49.25%	24.68%	140.09%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount is less than $0.005 per share.
(c)	The amount per share does not directionally correlate to the amounts on the Statement of Operations due to the timing of gain/losses relative to fluctuating shares outstanding.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class II
JOHCM Asia Ex-Japan Equity Fund	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$8.93		$10.67	$12.21	$11.16	$9.88	$10.13

Income (loss) from investment operations:
Net investment income (loss)(a)	(—)		0.05	0.05	0.04	0.03	0.04
Net realized and unrealized gains (losses) from investments	(1.28	)(b)	0.11 (b)	(1.42)	1.05	1.28	(0.27)

Total from investment operations	(1.28)		0.16	(1.37)	1.09	1.31	(0.23)

Less distributions paid:
From net investment income	(0.13)		(0.11)	(0.03)	(0.04)	(0.03)	(0.02)
From net realized gains	—		(1.79)	(0.14)	—	—	—

Total distributions paid	(0.13)		(1.90)	(0.17)	(0.04)	(0.03)	(0.02)

Change in net asset value	(1.41)		(1.74)	(1.54)	1.05	1.28	(0.25)

Net asset value, end of period	$7.52		$8.93	$10.67	$12.21	$11.16	$9.88

Total return(c)	(14.57%)		3.70%	(11.43%)	9.84%	13.35%	(2.31%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$83		$101	$424	$847	$767	$777
Ratio of net expenses to average net assets	1.05	%(d)	1.05%	1.47%	1.54%	1.50%	1.41%
Ratio of net investment income (loss) to average net assets	(0.06	%)(d)	0.53%	0.41%	0.36%	0.31%	0.39%
Ratio of gross expenses to average net assets	1.91	%(d)	1.75%	1.54%	1.55%	1.55%	1.51%
Portfolio turnover rate(e)	30.24	%(c)	48.97%	51.14%	49.25%	24.68%	140.09%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	The amount per share does not directionally correlate to the amounts on the Statement of Operations due to the timing of gain/losses relative to fluctuating shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
JOHCM Asia Ex-Japan Equity Fund	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$8.97		$10.71	$12.26	$11.20	$9.91	$10.13

Income (loss) from investment operations:
Net investment income(a)	0.01		0.08	0.09	0.06	0.09	0.07
Net realized and unrealized gains (losses) from investments	(1.27	)(b)	0.11 (b)	(1.44)	1.06	1.25	(0.27)

Total from investment operations	(1.26)		0.19	(1.35)	1.12	1.34	(0.20)

Less distributions paid:
From net investment income	(0.17)		(0.14)	(0.06)	(0.06)	(0.05)	(0.02)
From net realized gains	—		(1.79)	(0.14)	—	—	—

Total distributions paid	(0.17)		(1.93)	(0.20)	(0.06)	(0.05)	(0.02)

Change in net asset value	(1.43)		(1.74)	(1.55)	1.06	1.29	(0.22)

Net asset value, end of period	$7.54		$8.97	$10.71	$12.26	$11.20	$9.91

Total return(c)	(14.41%)		4.05%	(11.27%)	10.17%	13.55%	(1.99%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$9,310		$30,389	$$187,789	$297,804	$284,979	$130,654
Ratio of net expenses to average net assets	0.80	%(d)	0.80%	1.23%	1.29%	1.29%	1.29%
Ratio of net investment income to average net assets	0.13	%(d)	0.81%	0.77%	0.50%	0.87%	0.65%
Ratio of gross expenses to average net assets	1.66	%(d)	1.50%	1.29%	1.30%	1.31%	1.39%
Portfolio turnover rate(e)	30.24	%(c)	48.97%	51.14%	49.25%	24.68%	140.09%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	The amount per share does not directionally correlate to the amounts on the Statement of Operations due to the timing of gain/losses relative to fluctuating shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
JOHCM Emerging Markets Opportunities Fund	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$10.75		$11.38	$11.96	$10.04	$9.19	$10.89

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.01)		0.40	0.14	0.10	0.19	0.19
Net realized and unrealized gains (losses) from investments	(1.94)		(0.59)	(0.27)	1.89	1.25	(1.47)

Total from investment operations	(1.95)		(0.19)	(0.13)	1.99	1.44	(1.28)

Less distributions paid:
From net investment income	(0.42)		(0.10)	(0.07)	(0.07)	(0.08)	(0.14)
From net realized gains	—		(0.34)	(0.38)	—	(0.51)	(0.28)

Total distributions paid	(0.42)		(0.44)	(0.45)	(0.07)	(0.59)	(0.42)

Change in net asset value	(2.37)		(0.63)	(0.58)	1.92	0.85	(1.70)

Net asset value, end of period	$8.38		$10.75	$11.38	$11.96	$10.04	$9.19

Total return(b)	(19.09%)		(1.31%)	(1.30%)	20.09%	16.54%	(12.23%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$49,019		$83,555	$99,577	$71,650	$29,446	$385
Ratio of net expenses to average net assets	1.23	%(c)	1.32%	1.34%	1.38%	1.37%	1.32%
Ratio of net investment income (loss) to average net assets	(0.26	%)(c)	3.71%	1.15%	0.92%	2.09%	1.74%
Ratio of gross expenses to average net assets	1.23	%(c)	1.32%	1.34%	1.38%	1.37%	1.42%
Ratio of expense recoupment to average net assets	—		— (d)	0.02%	0.01%	—	—
Portfolio turnover rate(e)	33.84	%(b)	35.35%	31.87%	22.62%	40.75%	61.86%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount rounds to less 0.005%.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class II
JOHCM Emerging Markets Opportunities Fund	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of year	$10.74		$11.36	$11.95	$10.03	$9.19	$10.87

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.02)		0.41	0.12	0.08	0.05	0.07
Net realized and unrealized gains (losses) from investments	(1.94)		(0.60)	(0.27)	1.90	1.38	(1.35)

Total from investment operations	(1.96)		(0.19)	(0.15)	1.98	1.43	(1.28)

Less distributions paid:
From net investment income	(0.40)		(0.09)	(0.06)	(0.06)	(0.08)	(0.12)
From net realized gains	—		(0.34)	(0.38)	—	(0.51)	(0.28)

Total distributions paid	(0.40)		(0.43)	(0.44)	(0.06)	(0.59)	(0.40)

Change in net asset value	(2.36)		(0.62)	(0.59)	1.92	0.84	(1.68)

Net asset value, end of year	$8.38		$10.74	$11.36	$11.95	$10.03	$9.19

Total return(b)	(19.11%)		(1.37%)	(1.47%)	19.89%	16.42%	(12.18%)
Ratios/Supplemental data:
Net assets, end of year (000’s)	$11,559		$13,348	$8,020	$5,668	$1,953	$821
Ratio of net expenses to average net assets	1.38	%(c)	1.47%	1.49%	1.54%	1.50%	1.36%
Ratio of net investment income (loss) to average net assets	(0.39	%)(c)	3.86%	1.01%	0.71%	0.54%	0.71%
Ratio of gross expenses to average net assets	1.38	%(c)	1.47%	1.49%	1.54%	1.56%	1.48%
Ratio of expense recoupment to average net assets	—		— (d)	0.02%	0.02%	—	—
Portfolio turnover rate(e)	33.84	%(b)	35.35%	31.87%	22.62%	40.75%	61.86%

(a) Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) Amount rounds to less 0.005%.

(e) Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
JOHCM Emerging Markets Opportunities Fund	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015

Net asset value, beginning of year	$10.78		$11.41	$11.99	$10.06	$9.20	$10.89

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.01)		0.48	0.15	0.13	0.10	0.11
Net realized and unrealized gains (losses) from investments	(1.94)		(0.66)	(0.27)	1.88	1.35	(1.38)

Total from investment operations	(1.95)		(0.18)	(0.12)	2.01	1.45	(1.27)

Less distributions paid:
From net investment income	(0.43)		(0.11)	(0.08)	(0.08)	(0.08)	(0.14)
From net realized gains	—		(0.34)	(0.38)	—	(0.51)	(0.28)

Total distributions paid	(0.43)		(0.45)	(0.46)	(0.08)	(0.59)	(0.42)

Change in net asset value	(2.38)		(0.63)	(0.58)	1.93	0.86	(1.69)

Net asset value, end of year	$8.40		$10.78	$11.41	$11.99	$10.06	$9.20

Total return(b)	(19.05%)		(1.21%)	(1.23%)	20.21%	16.64%	(12.10%)
Ratios/Supplemental data:
Net assets, end of year (000’s)	$433,492		$486,372	$388,129	$269,622	$110,330	$62,007
Ratio of net expenses to average net assets	1.13	%(c)	1.22%	1.24%	1.29%	1.27%	1.29%
Ratio of net investment income (loss) to average net assets	(0.13	%)(c)	4.46%	1.26%	1.23%	1.14%	0.98%
Ratio of gross expenses to average net assets	1.13	%(c)	1.22%	1.24%	1.29%	1.29%	1.38%
Ratio of expense recoupment to average net assets	—		— (d)	0.02%	0.01%	—	—
Portfolio turnover rate(e)	33.84	%(b)	35.35%	31.87%	22.62%	40.75%	61.86%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount rounds to less 0.005%.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
JOHCM Emerging Markets Small Mid Cap Equity Fund	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016(a)

Net asset value, beginning of period	$11.62	$11.85	$14.00	$11.78	$9.20

Income (loss) from investment operations:
Net investment income (loss)	(0.03)	0.02	0.09	0.06	0.08
Net realized and unrealized gains (losses) from investments	(2.11)	(0.20)	(0.56)	2.38	2.50

Total from investment operations	(2.14)	(0.18)	(0.47)	2.44	2.58

Less distributions paid:
From net investment income	(0.07)	(0.05)	(0.13)	(0.22)	—
From net realized gains	—	—	(1.55)	—	—

Total distributions paid	(0.07)	(0.05)	(1.68)	(0.22)	—

Change in net asset value	(2.21)	(0.23)	(2.15)	2.22	2.58

Net asset value, end of period	$9.41	$11.62	$11.85	$14.00	$11.78

Total return	(18.57%)	(1.51%)	(4.50%)	21.37%	28.04%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$984	$415	$751	$149	$147
Ratio of net expenses to average net assets	1.64%	1.64%	1.64%	1.64%	1.64	%(b)
Ratio of net investment income
(loss) to average net assets	(0.58%)	0.15%	0.69%	0.47%	1.11	%(b)
Ratio of gross expenses to average net assets	2.69%	2.66%	2.65%	4.37%	5.72	%(b)
Portfolio turnover rate	65.85%	133.43%	127.34%	174.08%	162.74	%(c)

(a)	For the period from January 28, 2016, commencement of operations, to September 30, 2016.
(b)	Annualized for periods less than one year.
(c)	Not annualized for periods less than one year.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
JOHCM Emerging Markets Small Mid Cap Equity Fund	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015(a)

Net asset value, beginning of period	$11.64	$11.87	$14.02	$11.78	$9.91	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03)	0.04	0.09	0.05	0.03	0.01
Net realized and unrealized gains (losses) from investments	(2.11)	(0.21)	(0.55)	2.42	2.28	(0.10)

Total from investment operations	(2.14)	(0.17)	(0.46)	2.47	2.31	(0.09)

Less distributions paid:
From net investment income	(0.09)	(0.06)	(0.14)	(0.23)	(0.06)	—
From net realized gains	—	—	(1.55)	—	(0.38)	—

Total distributions paid	(0.09)	(0.06)	(1.69)	(0.23)	(0.44)	—

Change in net asset value	(2.23)	(0.23)	(2.15)	2.24	1.87	(0.09)

Net asset value, end of period	$9.41	$11.64	$11.87	$14.02	$11.78	$9.91

Total return	(18.52%)	(1.42%)	(4.43%)	21.59%	24.13%	(0.90%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$19,919	$23,870	$24,093	$7,406	$6,114	$4,956
Ratio of net expenses to average net assets	1.54%	1.54%	1.54%	1.54%	1.54%	1.54	%(b)
Ratio of net investment income (loss) to average net assets	(0.55%)	0.36%	0.69%	0.40%	0.27%	0.14	%(b)
Ratio of gross expenses to average net assets	2.58%	2.56%	2.48%	4.38%	4.63%	4.61	%(b)
Portfolio turnover rate	65.85%	133.43%	127.34%	174.08%	162.74%	134.18	%(c)

(a)	For the period from December 17, 2014, commencement of operations, to September 30, 2015.
(b)	Annualized for periods less than one year.
(c)	Not annualized for periods less than one year.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
JOHCM Global Equity Fund	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015

Net asset value, beginning of period	$16.41		$16.73	$15.05 $	$13.58	$12.24	$13.77

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.03)		0.10	0.07	0.07	0.06	(0.05)
Net realized and unrealized gains (losses) from investments	(1.55)		0.25	1.67	1.43	1.28	(1.45)

Total from investment operations	(1.58)		0.35	1.74	1.50	1.34	(1.50)

Less distributions paid:
From net investment income	(0.02)		(0.18)	(0.06)	(0.03)	—	(—	)(b)
From net realized gains	(2.23)		(0.49)	—	—	—	(0.03)

Total distributions paid	(2.25)		(0.67)	(0.06)	(0.03)	—	(0.03)

Change in net asset value	(3.83)		(0.32)	1.68	1.47	1.34	(1.53)

Net asset value, end of period	$12.58		$16.41	$16.73	$15.05	$13.58	$12.24

Total return(c)	(11.72%)		2.66%	11.61%	11.06%	10.95%	(10.93%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$33,425		$157,452	$189,317	$216,867	$171,464	$62,093
Ratio of net expenses to average net assets	1.16	%(d)	1.16%	1.17%	1.18%	1.18%	1.18%
Ratio of net investment income (loss) to average net assets	(0.35	%)(d)	0.63%	0.39%	0.49%	0.50%	(0.33%)
Ratio of gross expenses to average net assets	1.17	%(d)	1.17%	1.17%	1.18%	1.20%	1.21%
Ratio of expense recoupment to average net assets	—		— (e)	— (e)	— (e)	—	—
Portfolio turnover rate(f)	18.24	%(c)	46.36%	24.81%	51.44%	124.32%	87.14%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount was less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount rounds to less 0.005%.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
JOHCM Global Equity Fund	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015

Net asset value, beginning of period	$16.44		$16.76	$15.08	$13.61	$12.25	$13.78

Income (loss) from investment operations:
Net investment income(a)	—	(b)	0.10	0.09	0.08	0.07	(0.03)
Net realized and unrealized gains (losses) from investments	(1.56)		0.26	1.67	1.43	1.29	(1.47)

Total from investment operations	(1.56)		0.36	1.76	1.51	1.36	(1.50)

Less distributions paid:
From net investment income	(0.04)		(0.19)	(0.08)	(0.04)	—	(—	)(b)
From net realized gains	(2.23)		(0.49)	—	—	—	(0.03)

Total distributions paid	(2.27)		(0.68)	(0.08)	(0.04)	—	(0.03)

Change in net asset value	(3.83)		(0.32)	1.68	1.47	1.36	(1.53)

Net asset value, end of period	$12.61		$16.44	$16.76	$15.08	$13.61	$12.25

Total return(c)	(11.60%)		2.76%	11.76%	11.15%	11.10%	(10.90%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$315,231		$225,884	$335,636	$287,089	$245,918	$161,792
Ratio of net expenses to average net assets	1.07	%(d)	1.06%	1.07%	1.08%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets	0.01	%(d)	0.66%	0.57%	0.57%	0.52%	(0.18%)
Ratio of gross expenses to average net assets	1.07	%(d)	1.07%	1.07%	1.08%	1.10%	1.11%
Ratio of expense recoupment to average net assets	—		— (e)	— (e)	— (e)	—
Portfolio turnover rate(f)	18.24	%(c)	46.36%	24.81%	51.44%	124.32%	87.14%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount was less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount rounds to less 0.005%.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
JOHCM Global Income Builder Fund	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Period Ended September 30, 2018(a)

Net asset value, beginning of period	$10.09		$9.71		$10.00

Income (loss) from investment operations:
Net investment income(b)	0.11		0.31		0.29
Net realized and unrealized gains (losses) from investments	(1.30)		0.41		(0.30)

Total from investment operations	(1.19)		0.72		(0.01)

Less distributions paid:
From net investment income	(0.13)		(0.34)		(0.28)
From net realized gains	(0.05)		—		—

Total distributions paid	(0.18)		(0.34)		(0.28)

Change in net asset value	(1.37)		0.38		(0.29)

Net asset value, end of period	$8.72		$10.09		$9.71

Total return(c)	(11.99%)		7.66%		(0.06%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$6,446		$6,933		$5,516
Ratio of net expenses to average net assets	0.95	%(d)	0.98%		0.98	%(d)
Ratio of net investment income to average net assets	2.12	%(d)	3.14%		3.50	%(d)
Ratio of gross expenses to average net assets	0.99	%(d)	1.18%		1.56	%(d)
Portfolio turnover rate(e)	81.87	%(c)	54.70	%(c)	41.93	%(c)

(a)	For the period from November 29, 2017, commencement of operations, to September 30, 2018.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class II
JOHCM Global Income Builder Fund	Six Months Ended March 31, 2020 (Unaudited)		Period Ended September 30, 2019(a)

Net asset value, beginning of period	$10.09		$10.08

Income (loss) from investment operations:
Net investment income(b)	0.10		0.06
Net realized and unrealized gains (losses) from investments	(1.30)		0.01

Total from investment operations	(1.20)		0.07

Less distributions paid:
From net investment income	(0.12)		(0.06)
From net realized gains	(0.05)		—

Total distributions paid	(0.17)		(0.06)

Change in net asset value	(1.37)		0.01

Net asset value, end of period	$8.72		$10.09

Total return(c)	(12.06%)		0.75%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$89		$77
Ratio of net expenses to average net assets	1.10	%(d)	1.13	%(d)
Ratio of net investment income to average net assets	1.96	%(d)	2.70	%(d)
Ratio of gross expenses to average net assets	1.15	%(d)	1.63	%(d)
Portfolio turnover rate(e)	81.87	%(c)	54.70	%(c)

(a)	For the period from June 28, 2019, commencement of operations, to September 30, 2019.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
JOHCM Global Income Builder Fund	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Period Ended September 30, 2018(a)

Net asset value, beginning of period	$10.09		$9.71		$10.00

Income (loss) from investment operations:
Net investment income(b)	0.11		0.33		0.30
Net realized and unrealized gains (losses) from investments	(1.29)		0.40		(0.30)

Total from investment operations	(1.18)		0.73		—

Less distributions paid:
From net investment income	(0.14)		(0.35)		(0.29)
From net realized gains	(0.05)		—		—

Total distributions paid	(0.19)		(0.35)		(0.29)

Change in net asset value	(1.37)		0.38		(0.29)

Net asset value, end of period	$8.72		$10.09		$9.71

Total return(c)	(11.95%)		7.77%		0.03%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$66,602		$105,634		$28,206
Ratio of net expenses to average net assets	0.85	%(d)	0.88%		0.88	%(d)
Ratio of net investment income to average net assets	2.14	%(d)	3.42%		3.62	%(d)
Ratio of gross expenses to average net assets	0.89	%(d)	1.08%		1.47	%(d)
Portfolio turnover rate(e)	81.87	%(c)	54.70	%(c)	41.93	%(c)

(a)	For the period from November 29, 2017, commencement of operations, to September 30, 2018.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
JOHCM International Opportunities Fund	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016(a)

Net asset value, beginning of period	$10.65		$10.71	$11.19	$9.98	$10.00

Income (loss) from investment operations:
Net investment income(b)	0.07		0.24	0.20	0.20	(—	)(c)
Net realized and unrealized gains (losses) from investments	(1.39)		(0.10)	(0.02)	1.09	(0.02)

Total from investment operations	(1.32)		0.14	0.18	1.29	(0.02)

Less distributions paid:
From net investment income	(0.23)		(0.18)	(0.29)	(0.08)	—
From net realized gains	(0.02)		(0.02)	(0.37)	—	—

Total distributions paid	(0.25)		(0.20)	(0.66)	(0.08)	—

Change in net asset value	(1.57)		(0.06)	(0.48)	1.21	(0.02)

Net asset value, end of period	$9.08		$10.65	$10.71	$11.19	$9.98

Total return(d)	(12.82%)		1.42%	1.76%	13.12%	(0.20%)
Ratios/Supplemental data:
Net assets, end of period (000’s) .	$1,999		$2,301	$2,276	$2,254	$1,995
Ratio of net expenses to average net assets	0.89	%(e)	0.89%	0.89%	0.89%	0.89	%(e)
Ratio of net investment income (loss) to average net assets	1.38	%(e)	2.29%	1.86%	1.94%	(0.89	%)(e)
Ratio of gross expenses to average net assets	7.60	%(e)	8.61%	8.23%	9.03%	72.58	%(e)
Portfolio turnover rate(f)	35.92	%(d)	34.58%	57.05%	68.89%	—	(d)

(a)	For the period from September 29, 2016, commencement of operations, to September 30, 2016.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount was less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
JOHCM International Select Fund	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015

Net asset value, beginning of period	$22.54		$23.66	$21.92	$19.94	$17.45	$19.23

Income (loss) from investment operations:
Net investment income(a)	0.03		0.28	0.27	0.30	0.19	0.08
Net realized and unrealized gains (losses) from investments	(2.03)		(1.09)	1.73	1.81	2.37	(1.09)

Total from investment operations	(2.00)		(0.81)	2.00	2.11	2.56	(1.01)

Less distributions paid:
From net investment income	(0.23)		(0.31)	(0.26)	(0.13)	(0.07)	(0.14)
From net realized gains	—		—	—	—	—	(0.63)

Total distributions paid	(0.23)		(0.31)	(0.26)	(0.13)	(0.07)	(0.77)

Change in net asset value	(2.23)		(1.12)	1.74	1.98	2.49	(1.78)

Net asset value, end of period	$20.31		$22.54	$23.66	$21.92	$19.94	$17.45

Total return(b)	(9.03%)		(3.31%)	9.22%	10.72%	14.70%	(5.53%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$6,741,347		$7,822,739	$7,619,731	$6,081,384	$4,003,594	$2,837,805
Ratio of net expenses to average net assets	0.98	%(c)	0.99%	1.00%	1.01%	1.01%	1.05%
Ratio of net investment income to average net assets	0.25	%(c)	1.27%	1.16%	1.49%	1.04%	0.43%
Ratio of gross expenses to average net assets	0.98	%(c)	0.99%	1.00%	1.01%	1.01%	1.05%
Ratio of expense recoupment to average net assets	—		—	—	—	—	0.01%
Portfolio turnover rate(d)	25.26	%(b)	33.06%	26.06%	34.96%	107.37%	50.86%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class II
JOHCM International Select Fund	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015

Net asset value, beginning of period	$22.54		$23.68	$21.93	$19.96	$17.48	$19.29

Income (loss) from investment operations:
Net investment income(a)	—		0.23	0.19	0.26	0.14	0.05
Net realized and unrealized gains (losses) from investments	(2.03)		(1.10)	1.76	1.81	2.37	(1.11)

Total from investment operations	(2.03)		(0.87)	1.95	2.07	2.51	(1.06)

Less distributions paid:
From net investment income	(0.17)		(0.27)	(0.20)	(0.10)	(0.03)	(0.12)
From net realized gains	—		—	—	—	—	(0.63)

Total distributions paid	(0.17)		(0.27)	(0.20)	(0.10)	(0.03)	(0.75)

Change in net asset value	(2.20)		(1.14)	1.75	1.97	2.48	(1.81)

Net asset value, end of period	$20.34		$22.54	$23.68	$21.93	$19.96	$17.48

Total return(b)	(9.11%)		(3.59%)	8.97%	10.45%	14.37%	(5.77%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$514,250		$588,729	$551,489	$400,294	$297,486	$147,322
Ratio of net expenses to average net assets	1.23	%(c)	1.24%	1.25%	1.27%	1.30%	1.30%
Ratio of net investment income to average net assets	0.01	%(c)	1.03%	0.83%	1.29%	0.78%	0.27%
Ratio of gross expenses to average net assets	1.23	%(c)	1.24%	1.25%	1.27%	1.30%	1.33%
Ratio of expense recoupment to average net assets	—		—	—	0.01%	—	0.01%
Portfolio turnover rate(d)	25.26	%(b)	33.06%	26.06%	34.96%	107.37%	50.86%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
JOHCM International Small Cap Equity Fund	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015

Net asset value, beginning of period	$11.00		$13.03	$12.75	$10.64	$9.66	$10.20

Income (loss) from investment operations:
Net investment income(a)	—	(b)	0.12	0.10	0.11	0.12	0.13
Net realized and unrealized gains (losses) from investments	(2.18)		(1.51)	0.37	2.13	0.97	(0.50)

Total from investment operations	(2.18)		(1.39)	0.47	2.24	1.09	(0.37)

Less distributions paid:
From net investment income	(0.12)		(0.13)	(0.09)	(0.13)	(0.11)	(0.10)
From net realized gains	(0.27)		(0.51)	(0.10)	—	—	(0.07)

Total distributions paid	(0.39)		(0.64)	(0.19)	(0.13)	(0.11)	(0.17)

Change in net asset value	(2.57)		(2.03)	0.28	2.11	0.98	(0.54)

Net asset value, end of period	$8.43		$11.00	$13.03	$12.75	$10.64	$9.66

Total return(c)	(20.84%)		(10.27%)	3.66%	21.30%	11.44%	(3.72%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$27,096		$29,053	$46,852	$62,965	$43,997	$50,759
Ratio of net expenses to average net assets	1.31	%(d)	1.34%	1.31%	1.34%	1.34%	1.34%
Ratio of net investment income to average net assets	0.04	%(d)	1.04%	0.79%	0.97%	1.17%	1.25%
Ratio of gross expenses to average net assets	1.31	%(d)	1.34%	1.32%	1.36%	1.41%	1.39%
Ratio of expense recoupment to average net assets	0.01%		— (e)	0.02%	—	—	—
Portfolio turnover rate(f)	10.36	%(c)	23.66%	17.61%	16.01%	39.39%	30.64%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(b)	Amount is less than $(0.005) per share.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Amount rounds to less 0.005%.

(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class II
JOHCM International Small Cap Equity Fund	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015

Net asset value, beginning of period	$11.06		$13.09	$12.83	$10.70	$9.71	$10.17

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.01)		0.11	0.11	0.09	0.09	0.06
Net realized and unrealized gains (losses) from investments	(2.20)		(1.51)	0.33	2.15	1.00	(0.45)

Total from investment operations	(2.21)		(1.40)	0.44	2.24	1.09	(0.39)

Less distributions paid:
From net investment income	(0.10)		(0.12)	(0.08)	(0.11)	(0.10)	—
From net realized gains	(0.27)		(0.51)	(0.10)	—	—	(0.07)

Total distributions paid	(0.37)		(0.63)	(0.18)	(0.11)	(0.10)	(0.07)

Change in net asset value	(2.58)		(2.03)	0.26	2.13	0.99	(0.46)

Net asset value, end of period	$8.48		$11.06	$13.09	$12.83	$10.70	$9.71

Total return(b)	(20.92%)		(10.35%)	3.43%	21.21%	11.28%	(3.87%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,217		$1,609	$1,474	$1,230	$430	$449
Ratio of net expenses to average net assets	1.46	%(c)	1.49%	1.47%	1.49%	1.49%	1.49%
Ratio of net investment income (loss) to average net assets	(0.12	%)(c)	1.02%	0.87%	0.76%	0.94%	0.53%
Ratio of gross expenses to average net assets	1.46	%(c)	1.49%	1.47%	1.53%	1.63%	1.58%
Ratio of expense recoupment to average net assets	0.01%		— (d)	0.02%	—	—	—
Portfolio turnover rate(e)	10.36	%(b)	23.66%	17.61%	16.01%	39.39%	30.64%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Amount rounds to less 0.005%.

(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
JOHCM International Small Cap Equity Fund	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015

Net asset value, beginning of period	$10.99		$13.02	$12.74	$10.64	$9.66	$10.19

Income (loss) from investment operations:
Net investment income(a)	0.01		0.14	0.15	0.14	0.13	0.14
Net realized and unrealized gains (losses) from investments	(2.19)		(1.51)	0.33	2.10	0.97	(0.50)

Total from investment operations	(2.18)		(1.37)	0.48	2.24	1.10	(0.36)

Less distributions paid:
From net investment income	(0.12)		(0.15)	(0.10)	(0.14)	(0.12)	(0.10)
From net realized gains	(0.27)		(0.51)	(0.10)	—	—	(0.07)

Total distributions paid	(0.39)		(0.66)	(0.20)	(0.14)	(0.12)	(0.17)

Change in net asset value	(2.57)		(2.03)	0.28	2.10	0.98	(0.53)

Net asset value, end of period	$8.42		$10.99	$13.02	$12.74	$10.64	$9.66

Total return(b)	(20.81%)		(10.13%)	3.73%	21.37%	11.54%	(3.58%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$131,841		$177,365	$219,774	$164,092	$75,799	$66,304
Ratio of net expenses to average net assets	1.21	%(c)	1.24%	1.22%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets	0.12	%(c)	1.29%	1.17%	1.24%	1.29%	1.38%
Ratio of gross expenses to average net assets	1.21	%(c)	1.24%	1.22%	1.27%	1.28%	1.28%
Ratio of expense recoupment to average net assets	0.01%		— (d)	0.02%	—	—	—
Portfolio turnover rate(e)	10.36	%(b)	23.66%	17.61%	16.01%	39.39%	30.64%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Amount rounds to less 0.005%.

(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”). The JOHCM Asia Ex-Japan Equity Fund, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Emerging Markets Small Mid Cap Equity Fund, the JOHCM Global Equity Fund, the JOHCM Global Income Builder Fund, the JOHCM International Opportunities Fund, the JOHCM International Select Fund, and the JOHCM International Small Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “JOHCM Funds”) are each a diversified fund and a series of the Trust. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. These financial statements and notes only relate to the JOHCM Funds.

On September 27, 2019 the Board of Trustees of the Trust approved the liquidation of the JOHCM US Small Mid Cap Equity Fund. Such liquidation took place on October 11, 2019.

Each JOHCM Fund, except for the JOHCM Emerging Markets Small Mid Cap Equity Fund and the JOHCM International Select Fund, is authorized to issue three classes of shares: Class I Shares, Class II Shares, and Institutional Shares. The JOHCM International Select Fund is authorized to issue two classes of shares: Class I Shares and Class II Shares. The JOHCM Emerging Markets Small Mid Cap Equity Fund is authorized to issue four classes of shares: Class I Shares, Class II Shares, Class III Shares, and Institutional Shares. Each class is distinguished by the class-specific shareholder servicing and distribution (Rule 12b-1) fees incurred. As of March 31, 2020, the following classes were in operation:

Fund	Commencement Date	Investment Objective
JOHCM Asia Ex-Japan Equity Fund	Class I Shares: June 26, 2014	to seek long-term capital appreciation
Class II Shares: June 26, 2014
Institutional Shares: March 28, 2014
JOHCM Emerging Markets Opportunities Fund	Class I Shares: November 21, 2012	to seek long-term capital appreciation
Class II Shares: December 18,, 2013
Institutional Shares: November 21, 2012
JOHCM Emerging Markets Small Mid Cap	Class I Shares: January 28, 2016	to seek long-term capital appreciation
Equity Fund	Institutional Shares: December 17, 2014
JOHCM Global Equity Fund	Class I Shares: March 22, 2013	to seek long-term capital appreciation
Institutional Shares: March 22, 2013
JOHCM Global Income Builder Fund	Class I Shares: November 29, 2017	to seek a level of current income that is
	Class II Shares: June 28, 2019	consistent with the preservation and
	Institutional Shares: November 29, 2017	long-term growth of capital in
inflation-adjusted terms
JOHCM International Opportunities Fund	Institutional Shares: September 29, 2016	to achieve long-term total return by
investing in a concentrated portfolio of
international equity securities
JOHCM International Select Fund	Class I Shares: July 29, 2009	to seek long-term capital appreciation
Class II Shares: March 31, 2010
JOHCM International Small Cap Equity Fund	Class I Shares: January 2, 2014	to seek long-term capital appreciation
Class II Shares: November 18, 2013
Institutional Shares: October 1, 2013

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

A.     Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), a Funds’ FairValue Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Funds’ net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2020 in valuing each Fund’s investments based upon the three fair value levels defined above:

			Level 3 -
		Level 2 -	Significant
	Level 1 -	Other Significant	Unobservable
Fund	Quoted Prices	Observable Inputs	Inputs	Total
JOHCM Asia Ex-Japan Equity Fund
Common stocks:
Thailand	$1,859	$448,360	$—	$450,219
Other*	—	15,796,260	—	15,796,260
Total common stocks	$1,859	$16,244,620	$—	$16,246,479
Total Investments	$1,859	$16,244,620	$—	$16,246,479
JOHCM Emerging Markets Opportunities Fund
Common stocks:
Canada	$21,927,556	$—	$—	$21,927,556
China	7,353,870	104,842,666	—	112,196,536
Hong Kong	15,577,148	45,779,091	—	61,356,239
India	19,329,688	42,487,885	—	61,817,573
Mexico	17,578,186	—	—	17,578,186
Russia	677,195	17,342,674	—	18,019,869
South Korea	2,581,886	89,522,907	—	92,104,793
Other*	—	91,303,016	—	91,303,016
Total common stocks	$85,025,529	$391,278,239	$—	$476,303,768
Total Investments	$85,025,529	$391,278,239	$—	$476,303,768
JOHCM Emerging Markets Small Mid Cap Equity Fund
Common stocks:
Argentina	$83,222	$—	$—	$83,222
Brazil	930,190	—	—	930,190
Canada	146,293	—	—	146,293
China	146,865	2,763,514	—	2,910,379
India	261,576	2,642,534	—	2,904,110
Mexico	679,354	—	—	679,354
South Africa	223,463	242,454	—	465,917
Thailand	356,069	—	—	356,069
United States	46,685	—	—	46,685
Other*	—	11,138,382	—	11,138,382
Total common stocks	$2,873,717	$16,786,884	$—	$19,660,601
Equity-Linked Securities*	—	190,800	—	190,800
Preferred stocks*	102,000	—	—	102,000
Total Investments	$2,975,717	$16,977,684	$—	$19,953,401
JOHCM Global Equity Fund
Common stocks:

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

			Level 3 -
		Level 2 -	Significant
	Level 1 -	Other Significant	Unobservable
Fund	Quoted Prices	Observable Inputs	Inputs	Total
Australia	$9,902,623	$8,277,688	$—	$18,180,311
China	7,808,747	—	—	7,808,747
Ireland	26,807,102	—	—	26,807,102
United Kingdom	9,151,860	—	—	9,151,860
United States	151,424,846	—	—	151,424,846
Other*	—	110,358,802	—	110,358,802
Total common stocks	$205,095,178	$118,636,490	$—	$323,731,668
Total Investments	$205,095,178	$118,636,490	$—	$323,731,668
JOHCM Global Income Builder Fund
Common stocks:
Canada	$1,331,838	$—	$—	$1,331,838
Netherlands	545,431	281,893	—	827,324
Switzerland	217,739	3,436,850	—	3,654,589
Taiwan	182,653	—	—	182,653
United Kingdom	617,610	3,755,996	—	4,373,606
United States	20,695,987	—	—	20,695,987
Other*	—	10,886,182	—	10,886,182
Total common stocks	$23,591,258	$18,360,921	$—	$41,952,179
Corporate Bonds*	—	5,454,969	—	5,454,969
Exchange Traded Funds*	2,700,384	—	—	2,700,384
Foreign Issuer Bonds*	—	7,706,680	—	7,706,680
Preferred stocks:
South Korea	—	514,282	—	514,282
United States	776,428	—	—	776,428
Total preferred stocks	$776,428	$514,282	$—	$1,290,710
U.S. Treasury Obligations*	—	9,110,158	—	9,110,158
Short-Term Investments	3,922,644	—	—	3,922,644
Total Investments	$30,990,714	$41,147,010	$—	$72,137,724
Other Financial Instruments
Liabilities
Unrealized depreciation on forward currency exchange contracts	$—	$(43,442)	$—	$(43,442)
Total Other Financial Instruments	$—	$(43,442)	$—	$(43,442)
JOHCM International Opportunities Fund
Common stocks:
United States	$71,282	$—	$—	$71,282
Other*	—	1,604,789	—	1,604,789
Total common stocks	$71,282	$1,604,789	$—	$1,676,071
Equity-Linked Securities*	—	51,598	—	51,598
Total Investments	$71,282	$1,656,387	$—	$1,727,669
JOHCM International Select Fund
Common stocks:
Australia	$205,438,552	$174,627,599	$—	$380,066,151
China	162,521,847	—	—	162,521,847
Ireland	559,443,916	—	—	559,443,916
United Kingdom	190,719,120	—	—	190,719,120

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

			Level 3 -
		Level 2 -	Significant
	Level 1 -	Other Significant	Unobservable
Fund	Quoted Prices	Observable Inputs	Inputs	Total
United States	$185,064,026	$—	$—	$185,064,026
Other*	—	5,463,482,091	—	5,463,482,091
Total common stocks	$1,303,187,461	$5,638,109,690	$—	$6,941,297,151
Total Investments	$1,303,187,461	$5,638,109,690	$—	$6,941,297,151
JOHCM International Small Cap Equity Fund
Common stocks:
Canada	$6,702,366	$—	$—	$6,702,366
Mexico	2,861,108	—	—	2,861,108
Thailand	1,474,391	—	—	1,474,391
Other*	—	143,193,784	—	143,193,784
Total common stocks	$11,037,865	$143,193,784	$—	$154,231,649
Total Investments	$11,037,865	$143,193,784	$—	$154,231,649

*	See additional categories in the Schedule of Investments.

As of March 31, 2020 there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 during the six months ended March 31, 2020.

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

At March 31, 2020, the Funds held equity-linked securities issued by counterparties as follows:

Fund	Counterparty	Fair value	% of Net Assets
JOHCM Emerging Markets Small Mid Cap Equity Fund	CLSA Global Markets Pte Ltd.	190,800	0.9%
JOHCM International Opportunities Fund	CLSA Global Markets Pte Ltd.	51,598	2.6%

CURRENCY TRANSACTIONS

The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in Net realized gains (losses) from

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statements of Operations.

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Certain Funds are authorized to enter into forward foreign currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to change in foreign currency exchange rates. Changes in foreign currency exchange rates will affect the value of a Funds’ securities and the price of a Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign exchange contracts in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets & Liabilities as of March 31, 2020:

		Assets		Liabilities
		Statement of		Statement of
Fund	Contract Type	Assets Location	Value	Liabilities Location	Value
JOHCM Global Income Builder Fund	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$ —	Unrealized depreciation on forward foreign currency exchange contracts	$ 43,442

As of March 31, 2020, gross amounts of assets and liabilities for forward foreign exchange contracts not offset in the Statements of Assets and Liabilities are as follows:

			Gross Amounts Not Offset in the
			Statements of Assets & Liabilities
Fund	Counterparty	Gross Amounts of Assets Presented in Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
JOHCM Global Income Buider Fund	GoldmanSachs	$(43,422)	$—	$—	$(43,422)

The following table, set forth by primary risk exposure, displays the Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the period ended March 31, 2020:

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

Fund	Contract Type	Statement of Operations Location	Amount of Realized Gain (Loss) on Derivative Contracts
JOHCM Global Income Builder Fund	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	$ 189,062

Fund	Contract Type	Statement of Operations Location	Change in Unrealized Appreciation (Depreciation) on Derivative Contracts
JOHCM Global Income Builder Fund	Foreign exchange contracts	Change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$ (122,126)

Volume of derivative activity for the period ended March 31, 2020*:

Foreign Exchange Contracts
	Number	Average
	Of	Notional
Fund	Trades	Amount
JOHCM Global Income Builder Fund	2	$2,870,589

*	Activity for the period is measured by number of trades during the period and average notional amount for foreign currency exchange.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis. Expenses incurred which do not specifically relate to an individual JOHCM Fund are allocated among all Funds in the JOHCM Funds in proportion to each Fund’s relative net assets or other reasonable basis. Certain expenses that arise in connection with a class of shares are charged to that class of shares.

The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.

DIVIDENDS AND DISTRIBUTIONS

Distributions of dividends from net investment income, if any, are declared and paid as follows:

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

Declaration and
Payment Frequency
JOHCM Asia Ex-Japan Equity Fund	Annually
JOHCM Emerging Markets Opportunities Fund	Annually
JOHCM Emerging Markets Small Mid Cap Equity Fund	Annually
JOHCM Global Equity Fund	Annually
JOHCM Global Income Builder Fund	Daily/Monthly
JOHCM International Opportunities Fund	Annually
JOHCM International Select Fund	Annually
JOHCM International Small Cap Equity Fund	Annually

The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”).These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

The Funds analyzed all open tax years, as defined by the Statute of Limitations, for all major jurisdictions that remain subject to examination. The Funds’ Federal tax returns for the tax years ended September 30, 2016 through September 30, 2019, as applicable, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

CAPITAL GAIN TAXES

Investments in certain foreign securities may subject the Funds to capital gain taxes on the disposal of those securities. Any capital gains assessed will reduce the proceeds received on the sale and be reflected in net realized gain/loss on the transaction. The Funds estimate and accrue foreign capital gain taxes on certain investments held which impact the amount of unrealized appreciation/depreciation on such investments. The JOHCM Emerging Markets Opportunities Fund paid $7 in capital gain taxes during the period. This amount is included in the net realized gains (losses) from investment transactions on the Statement of Operations.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

OTHER RISKS

Securities markets outside the United States (“U.S.”), while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S., and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.

Certain Funds may invest in emerging market securities. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the trading and custody of such securities.

The recent global outbreak of COVID-19 has disrupted economies and markets, and the prolonged duration and economic impact is uncertain. These events can have a significant impact to the Fund’s operations and performance.

Instruments in which the JOHCM Global Income Builder Fund invests may pay interest at floating rates based on the London Interbank Offered Rate (“LIBOR”) or may be subject to interest caps or floors based on LIBOR. In July 2017, the United Kingdom’s Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR. Abandonment of or modifications to LIBOR could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests and financial markets generally, however, the transition may have an adverse impact on a Fund’s investments, performance or financial condition.

B.	Fees and Transactions with Affiliates and Other Parties

The Funds have entered into an Investment Advisory Agreement (the “Agreement”) with JO Hambro Capital Management Limited (the “Adviser” or “JOHCM”) to provide investment management services to the Funds. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. Under the terms of the Agreement, the Adviser receives an annual fee, computed daily and payable monthly, at the annual rates set forth in the following table (expressed as a percentage of each Fund’s respective average daily net assets). The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

Fund	Class	Advisory Fee		Expense Limitation
JOHCM Asia Ex-Japan Equity Fund	Class I	1.09%		0.90%
JOHCM Asia Ex-Japan Equity Fund	Class II	1.09%		1.05%
JOHCM Asia Ex-Japan Equity Fund	Institutional	1.09%		0.80%
JOHCM Emerging Markets Opportunities Fund	Class I	0.90	%(a)	1.19	%(b)
JOHCM Emerging Markets Opportunities Fund	Class II	0.90	%(a)	1.34	%(b)
JOHCM Emerging Markets Opportunities Fund	Institutional	0.90	%(a)	1.09	%(b)
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I	1.30%		1.64%
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	1.30%		1.54%
JOHCM Global Equity Fund	Class I	0.95%		1.18%
JOHCM Global Equity Fund	Institutional	0.95%		1.08%
JOHCM Global Income Builder Fund	Class I	0.67%		0.93	%(c)
JOHCM Global Income Builder Fund	Class II	0.67%		1.08	%(c)
JOHCM Global Income Builder Fund	Institutional	0.67%		0.83	%(c)
JOHCM International Opportunities Fund	Institutional	0.75%		0.89%
JOHCM International Select Fund	Class I	0.89%		1.05%
JOHCM International Select Fund	Class II	0.89%		1.30%
JOHCM International Small Cap Equity Fund	Class I	1.05%		1.34%
JOHCM International Small Cap Equity Fund	Class II	1.05%		1.49%
JOHCM International Small Cap Equity Fund	Institutional	1.05%		1.24%

(a)	Prior to December 16, 2019 the advisory fee was 1.05%.
(b)	Prior to December 16, 2019 the expense limits were 1.29%, 1.39%, and 1.54% for the Institutional, Class I, and Class II shares, respectively.
(c)	Prior to December 16, 2019 the expense limits were 0.88% and 0.98%, and 1.13% for Institutional, Class I, and Class II shares, respectively.

The expense limitation agreement is effective until January 28, 2021 for the Funds at which time it will be subject to automatic renewal upon the effective date of the annual update to the a Funds’ registration statement. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

JOHCM (USA), Inc. (the “Sub-Adviser”) serves as the investment sub-adviser to the JOHCM Global Income Builder Fund and the JOHCM International Small Cap Equity Fund. For its services, the Sub-Adviser is paid a fee of 0.67% and 1.05%, based on average daily net assets of the JOHCM Global Income Builder Fund and the JOHCM International Small Cap Equity Fund, respectively, by the Adviser.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

For the six months ended March 31, 2020, the JOHCM Funds incurred advisory fees payable to JOHCM, expense waivers/reimbursements from JOHCM, and paid expense recoupments to JOHCM as follows:

Fund	Advisory Fee to JOHCM	Expenses Reduced by JOHCM	Advisory Fees Recouped by JOHCM
JOHCM Asia Ex-Japan Equity Fund	$227,106	$160,964	$—
JOHCM Emerging Markets Opportunities Fund	2,861,802	—	—
JOHCM Emerging Markets Small Mid Cap Equity Fund	166,268	133,103	—
JOHCM Global Equity Fund	1,847,815	—	—
JOHCM Global Income Builder Fund	347,207	41,202	—
JOHCM International Opportunities Fund	8,745	19,360	—
JOHCM International Select Fund	38,000,960	—	—
JOHCM International Small Cap Equity Fund	1,132,721	—	11,708

The balances of recoverable expenses to JOHCM by Funds at March 31, 2020 were as follows:

			JOHCM	JOHCM
		JOHCM	Emerging	Emerging	JOHCM	JOHCM	JOHCM		JOHCM
		Asia	Markets	Markets	Global	Global	International	JOHCM	International
		Ex-Japan	Opportunities	Small Mid Cap	Equity	Income	Opportunities	International	Small Cap
For the:	Expiring	Equity Fund	Fund	Equity Fund	Fund	Builder Fund	Fund	Select Fund	Equity Fund
Year Ended September 30, 2017	September 30, 2020	$41,298	$—	$181,199	$—	$—	$56,038	$—	$14,280
Year Ended September 30, 2018	September 30, 2021	211,152	—	186,928	—	53,449	43,552	—	—
Year Ended September 30, 2019	September 30, 2022	575,279	—	238,798	—	28,639	21,181	—	—
Six months ended March 31, 2020	September 30, 2023	160,964	—	133,103	—	41,202	19,360	—	—

Balances of Recoverable Expenses to the Adviser		$988,693	$—	$740,028	$—	$123,290	$140,131	$—	$14,280

Foreside Financial Services, LLC (the “Distributor”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust, on behalf of the Funds. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. Currently, the Adviser, at its own expense, pays the Distributor an annual fee of $285,000, 0.006% of average daily net assets of the Funds, and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the JOHCM Funds’ complex level net assets and certain per account and transaction charges. The total fee is subject to a minimum annual fee of $160,000 per Fund relating to these services, and reimbursement for certain expenses incurred on behalf of the Funds, as well as other charges for additional service activities. Fees paid to Northern Trust for their services are reflected as

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

“Accounting and Administration” fees on the Statements of Operations. Northern Trust has agreed to voluntarily waive its minimum fees and certain other expenses. The waiver agreement may be terminated at any time and the waivers are not subject to recoupment. Amounts waived by Northern Trust are included in “Expenses reduced by Service Providers” on the Statement of Operations.

For the six months ended March 31, 2020, Northern Trust voluntarily waived expenses as follows:

Expenses
Waived by
Northern
Fund	Trust
JOHCM Asia Ex-Japan Equity Fund	$18,223
JOHCM International Opportunities Fund	58,628

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control Services for the Funds pursuant to a written agreement with the Trust on behalf of the Funds, including providing certain officers to the Funds. The Funds have agreed to pay Foreside an annual base fee, a fee based on the JOHCM Funds’ complex level net assets, subject to an overall minimum annual fee of $200,000 for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statements of Operations.

Carne Global Financial Services (US) LLC (“Carne”) provides Risk Management and Oversight Services for the JOHCM Funds pursuant to a written agreement with the Trust, on behalf of the JOHCM Funds, including providing the Risk Officer to the JOHCM Funds to administer the Fund risk program and oversee the analysis of investment performance and performance of service providers. The JOHCM Funds have agreed to pay Carne an annual fee of $50,000 for the first fund and an additional $5,000 per fund thereafter for these services, and reimburse for certain expenses incurred on behalf of the JOHCM Funds. Total fees paid to Carne pursuant to this agreement are reflected as “Risk Officer” fees on the Statements of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, Northern Trust, Carne or the Distributor and receive no compensation directly from the Funds for serving in their respective roles. Through March 31, 2020 the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $120,000 and reimbursement for certain expenses. Effective April 1, 2020 the Trust pays an annual retainer of $125,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2020, the aggregate Trustee compensation paid by the Trust was $180,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds are reflected as “Trustees” expenses on the Statements of Operations.

C.	Rule 12b-1 Plan

The JOHCM Funds adopted an amended plan under Rule 12b-1 that is applicable to Class I, Class II and Class III Shares of all JOHCM Funds, except Class I Shares of the JOHCM International Select Fund, to pay for certain distribution and promotion activities related to marketing of their shares. Each Fund will pay the Distributor a fee for the principal underwriter’s services in connection with the sales and promotion of the Funds, including its expenses in connection there with at annual rates of 0.10%, 0.25%, and 0.50% of the average daily net assets of the outstanding Class I Shares, Class II Shares and Class III Shares, respectively. Total fees paid pursuant to these agreements are reflected as “12b-1 Fees” on the Statements of Operations.

D.	Credit Agreement

The Trust, on behalf of the JOHCM Funds, and Northern Trust, entered into a $100 million revolving Credit Agreement for liquidity and other purposes effective as of December 22, 2017 and as amended December 20, 2019. The Credit Agreement is scheduled to mature on December 20, 2020. The Credit Agreement may be extended subject to appropriate approvals.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

Any advance under the Credit Agreement will accrue interest at a rate that is equal to the greater of (i) the Funds’ option of the daily London Interbank Offered Rate plus 1.50% or the Federal funds (effective) interest rate plus 1.50% and (ii) 2.00%. In addition, there is a usage fee on the undrawn portion of the $100 million maximum commitment amount in an amount equal to the product of the difference between the maximum commitment amount and the sum of the average daily balance of the loans multiplied by 0.30% per annum.

During the six months ended March 31, 2020, the following Funds had borrowings with the average loan and weighted interest rate as disclosed below:

Fund	Dollar Amount	Rate
JOHCM Asia Ex-Japan Equity Fund	$892,317	2.27%
JOHCM Emerging Markets Opportunities Fund	4,250,000	3.09%
JOHCM Emerging Markets Small Mid Cap Equity Fund	134,000	3.05%
JOHCM Global Income Builder Fund	4,650,000	3.06%
JOHCM International Select Fund	48,766,667	3.05%
JOHCM International Small Cap Equity Fund	665,000	1.65%

As of March 31, 2020, JOHCM Asia Ex-Japan Equity Fund had an outstanding balance of $2,853,904 on the line of credit. The JOHCM Asia Ex-Japan Fund, JOHCM Emerging Markets Opportunities Fund, JOCHM Emerging Markets Small Mid Cap Fund, JOHCM Global Income Builder Fund, JOHCM International Select Fund, and JOHCM International Small Cap Equity Fund incurred interest expense of $337, $730, $11, $792, $37,185 and $61 related to borrowings under the Credit Agreement during the six months ended March 31, 2020, respectively. The amounts are included in the “Other” expenses on the Statement of Operations.

E.	Investment Transactions

For the six months ended March 31, 2020, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

Fund	Cost of Purchases	Proceeds from sales
JOHCM Asia Ex-Japan Equity Fund	$11,474,897	$31,055,991
JOHCM Emerging Markets Opportunities Fund	223,195,156	189,970,889
JOHCM Emerging Markets Small Mid Cap Equity Fund	17,031,310	16,104,971
JOHCM Global Equity Fund	80,962,211	66,306,638
JOHCM Global Income Builder Fund	77,983,411	108,509,726
JOHCM International Opportunities Fund	796,920	699,532
JOHCM International Select Fund	2,056,659,153	2,120,903,000
JOHCM International Small Cap Equity Fund	21,545,041	29,648,384

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

F.	Federal Income Tax

As of March 31, 2020, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
JOHCM Asia Ex-Japan Equity Fund	$17,185,876	$1,880,113	$(2,819,510)	$(939,397)
JOHCM Emerging Markets Opportunities Fund	554,926,107	28,642,843	(107,265,182)	(78,622,339)
JOHCM Emerging Markets Small Mid Cap Equity Fund	23,274,164	1,336,715	(4,657,478)	(3,320,763)
JOHCM Global Equity Fund	308,159,727	44,877,310	(29,305,369)	15,571,941
JOHCM Global Income Builder Fund	77,303,064	1,927,104	(7,135,866)	(5,208,762)
JOHCM International Opportunities Fund	1,958,087	71,318	(301,736)	(230,418)
JOHCM International Select Fund	6,797,949,091	857,756,315	(714,408,255)	143,348,060
JOHCM International Small Cap Equity Fund	204,645,138	9,617,834	(60,031,323)	(50,413,489)

The tax character of distributions paid by the Funds during the latest tax years ended September 30, 2019 and September 30, 2018 were as follows:

	Distributions From
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
Fund	2019*	2019	2018	2018
JOHCM Asia Ex-Japan Equity Fund	$ $ 2,383,806	$32,112,841	$1,598,417	$4,087,220
JOHCM Emerging Markets Opportunities Fund	7,125,670	13,290,197	6,308,321	7,593,576
JOHCM Emerging Markets Small Mid Cap Equity Fund	118,342	—	428,898	492,891
JOHCM Global Equity Fund	5,049,812	13,217,311	2,432,197	—
JOHCM Global Income Builder Fund	2,643,119	—	903,747	—
JOHCM International Opportunities Fund	37,334	3,220	129,930	3,226
JOHCM International Select Fund	108,828,545	—	79,801,129	—
JOHCM International Small Cap Equity Fund	5,877,361	7,561,228	1,788,174	1,845,642

*	Ordinary income includes short-term capital gains, if any.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

As of the latest tax year ended September 30, 2019, the components of accumulated earnings on a tax basis were as follows:

		JOHCM	JOHCM
	JOHCM	Emerging	Emerging	JOHCM	JOHCM	JOHCM		JOHCM
	Asia	Markets	Markets	Global	Global	International	JOHCM	International
	Ex-Japan	Opportunities	Small Mid Cap	Equity	Income	Opportunities	International	Small Cap
	Equity Fund	Fund	Equity Fund	Fund	Builder Fund	Fund	Select Fund	Equity Fund
Undistributed Ordinary Income	$771,668	$23,243,028	$160,058	$758,142	$337,232	$49,029	$83,007,199	$2,407,068
Undistributed Long-Term Capital Gains	—	—	—	48,545,634	—	—	—	4,578,658
Accumulated Capital and Other Losses	(30,159,886)	(3,247,074)	(3,313,159)	—	(38,004)	—	(117,957,311)	—
Unrealized Appreciation (Depreciation)	1,798,927	(17,170,669)	1,457,711	70,269,070	2,957,909	96,595	1,044,822,641	(7,771,655)
Total Accumulated Earnings (Deficit)	$(27,589,291)	$2,825,285	$(1,695,390)	$119,572,846	$3,257,137	$145,624	$1,009,872,529	$(785,929)

As of the tax year ended September 30, 2019, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 are as follows:

	Short-Term	Long-Term
	Capital Loss	Capital Loss
Fund	Carry-Forward	Carry-Forward
JOHCM Asia Ex-Japan Equity Fund*	$(6,261,792)	$(23,898,094)
JOHCM Emerging Markets Opportunities Fund	(2,912,339)	(334,735)
JOHCM Emerging Markets Small Mid Cap Equity Fund	(3,313,159)	—
JOHCM Global Income Builder Fund	—	(38,004)
JOHCM International Select Fund	(117,957,311)	—

*A portion of the capital loss carryforward may be subject to limitations under Section 382 of the Internal Revenue Service Code, and is available to the extent by tax law to offset future net capital gains, if any.

Primarily as a result of differing book/tax treatment of foreign currency transactions, passive foreign investment companies, and certain distributions, the Funds made reclassifications among certain capital accounts. These reclassifications have no effect on net assets or net asset value per share. As of September 30, 2019, the following reclassifications were made to the Funds’ Statements of Assets and Liabilities:

	Distributable	Paid-in
Fund	Earnings (Loss)	Capital
JOHCM Asia Ex-Japan Equity Fund	$(9,090,130)	$9,090,130
JOHCM Global Income Builder Fund	6,045	(6,045)

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

G.	Capital Share Transactions

Transactions in dollars for common stock for the six months ended March 31, 2020, were as follows:

				Payments	Net Increase
		Proceeds from	Reinvestments	for Shares	(Decrease) in
Fund	Class	Shares Sold	of Dividends	Redeemed	Net Assets
JOHCM Asia Ex-Japan Equity Fund	Class I	$494,337	$183,223	$(3,460,012)	$(2,782,452)
JOHCM Asia Ex-Japan Equity Fund	Class II	12,002	1,369	(18,281)	(4,910)
JOHCM Asia Ex-Japan Equity Fund	Institutional	127,299	185,316	(17,461,396)	(17,148,781)
JOHCM Emerging Markets Opportunities Fund	Class I	7,868,992	2,251,441	(24,950,092)	(14,829,659)
JOHCM Emerging Markets Opportunities Fund	Class II	3,499,258	490,551	(2,422,685)	1,567,124
JOHCM Emerging Markets Opportunities Fund	Institutional	141,998,921	16,812,677	(95,001,225)	63,810,373
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I	1,894,020	2,281	(1,119,374)	776,927
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	694,877	149,464	(57,274)	787,067
JOHCM Global Equity Fund	Class I	3,392,104	21,656,693	(132,333,514)	(107,284,717)
JOHCM Global Equity Fund	Institutional	155,639,724	24,584,456	(8,890,045)	171,334,135
JOHCM Global Income Builder Fund	Class I	472,747	112,057	(67,001)	517,803
JOHCM Global Income Builder Fund	Class II	50,000	2,041	(20,324)	31,717
JOHCM Global Income Builder Fund	Institutional	32,327,826	955,471	(64,131,549)	(30,848,252)
JOHCM International Opportunities Fund	Institutional	—	46,099	—	46,099
JOHCM International Select Fund	Class I	843,134,021	44,215,407	(1,203,810,331)	(316,460,903)
JOHCM International Select Fund	Class II	13,377,513	4,417,494	(34,699,514)	(16,904,507)
JOHCM International Small Cap Equity Fund	Class I	11,813,333	1,221,856	(5,578,474)	7,456,715
JOHCM International Small Cap Equity Fund	Class II	96,539	47,818	(164,372)	(20,015)
JOHCM International Small Cap Equity Fund	Institutional	9,588,343	5,436,494	(19,388,234)	(4,363,397)

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

Transactions in shares of common stock for the six months ended March 31, 2020, were as follows:

			Shares From		Net Increase
		Shares	Reinvested	Shares	(Decrease)
Fund	Class	Sold	Dividends	Redeemed	in Shares
JOHCM Asia Ex-Japan Equity Fund	Class I	59,384	19,680	(442,540)	(363,476)
JOHCM Asia Ex-Japan Equity Fund	Class II	1,603	148	(2,002)	(251)
JOHCM Asia Ex-Japan Equity Fund	Institutional	12,959	19,948	(2,185,838)	(2,152,931)
JOHCM Emerging Markets Opportunities Fund	Class I	766,102	204,863	(2,899,385)	(1,928,420)
JOHCM Emerging Markets Opportunities Fund	Class II	342,412	44,636	(250,898)	136,150
JOHCM Emerging Markets Opportunities Fund	Institutional	14,236,919	1,525,651	(9,312,336)	6,450,234
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I	158,920	184	(90,166)	68,938
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	57,167	12,014	(4,398)	64,783
JOHCM Global Equity Fund	Class I	228,934	1,454,445	(8,624,579)	(6,941,200)
JOHCM Global Equity Fund	Institutional	10,264,738	1,648,857	(644,194)	11,269,401
JOHCM Global Income Builder Fund	Class I	47,396	11,180	(6,605)	51,971
JOHCM Global Income Builder Fund	Class II	4,859	203	(2,515)	2,547
JOHCM Global Income Builder Fund	Institutional	3,280,425	95,116	(6,210,057)	(2,834,516)
JOHCM International Opportunities Fund	Institutional	—	4,191	—	4,191
JOHCM International Select Fund	Class I	38,080,298	1,850,017	(55,093,782)	(15,163,467)
JOHCM International Select Fund	Class II	588,833	184,524	(1,600,855)	(827,498)
JOHCM International Small Cap Equity Fund	Class I	1,045,342	104,881	(577,101)	573,122
JOHCM International Small Cap Equity Fund	Class II	8,524	4,080	(14,529)	(1,925)
JOHCM International Small Cap Equity Fund	Institutional	997,975	467,454	(1,946,508)	(481,079)

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

Transactions in dollars for common stock for the year ended September 30, 2019, were as follows:

				Payments	Net Increase
		Proceeds from	Reinvestments	for Shares	(Decrease) in
Fund	Class	Shares Sold	of Dividends	Redeemed	Net Assets
JOHCM Asia Ex-Japan Equity Fund	Class I	$7,060,500	$2,708,142	$(26,518,459)	$(16,749,817)
JOHCM Asia Ex-Japan Equity Fund	Class II	228,341	118,400	(558,333)	(211,592)
JOHCM Asia Ex-Japan Equity Fund	Institutional	5,013,314	29,306,153	(149,776,899)	(115,457,432)
JOHCM Emerging Markets Opportunities Fund	Class I	61,405,755	2,882,032	(73,992,619)	(9,704,832)
JOHCM Emerging Markets Opportunities Fund	Class II	12,585,163	307,463	(7,801,147)	5,091,479
JOHCM Emerging Markets Opportunities Fund	Institutional	249,369,503	15,568,147	(145,235,138)	119,702,512
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I	108,896	1,944	(417,149)	(306,309)
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	169,037	98,827	(40,416)	227,448
JOHCM Global Equity Fund	Class I	39,390,979	7,476,383	(76,119,980)	(29,252,618)
JOHCM Global Equity Fund	Institutional	29,578,158	8,109,357	(138,038,671)	(100,351,156)
JOHCM Global Income Builder Fund	Class I	1,374,630	173,665	(373,758)	1,174,537
JOHCM Global Income Builder Fund	Class II	76,000	309	—	76,309
JOHCM Global Income Builder Fund	Institutional	74,698,016	964,622	(2,086,770)	73,575,868
JOHCM International Opportunities Fund	Institutional	—	34,954	—	34,954
JOHCM International Select Fund	Class I	2,250,373,560	54,505,951	(1,739,359,087)	565,520,424
JOHCM International Select Fund	Class II	100,012,354	6,663,586	(44,332,391)	62,343,549
JOHCM International Small Cap Equity Fund	Class I	8,399,685	2,243,756	(21,235,734)	(10,592,293)
JOHCM International Small Cap Equity Fund	Class II	607,525	86,101	(296,213)	397,413
JOHCM International Small Cap Equity Fund	Institutional	60,819,030	9,631,411	(78,311,843)	(7,861,402)

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

Transactions in shares of common stock for the year ended September 30, 2019, were as follows:

			Shares From		Net Increase
		Shares	Reinvested	Shares	(Decrease)
Fund	Class	Sold	Dividends	Redeemed	in Shares
JOHCM Asia Ex-Japan Equity Fund	Class I	829,475	339,366	(2,886,029)	(1,717,188)
JOHCM Asia Ex-Japan Equity Fund	Class II	23,297	14,893	(66,654)	(28,464)
JOHCM Asia Ex-Japan Equity Fund	Institutional	581,057	3,681,678	(18,405,229)	(14,142,494)
JOHCM Emerging Markets Opportunities Fund	Class I	5,777,842	288,203	(7,042,235)	(976,190)
JOHCM Emerging Markets Opportunities Fund	Class II	1,229,780	30,746	(722,932)	537,594
JOHCM Emerging Markets Opportunities Fund	Institutional	23,340,942	1,553,707	(13,792,016)	11,102,633
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I	9,837	181	(37,672)	(27,654)
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	15,077	9,185	(3,664)	20,598
JOHCM Global Equity Fund	Class I	2,635,119	526,877	(4,881,091)	(1,719,095)
JOHCM Global Equity Fund	Institutional	1,906,010	570,680	(8,758,786)	(6,282,096)
JOHCM Global Income Builder Fund	Class I	140,114	17,949	(38,613)	119,450
JOHCM Global Income Builder Fund	Class II	7,601	31	—	7,632
JOHCM Global Income Builder Fund	Institutional	7,678,540	99,597	(209,706)	7,568,431
JOHCM International Opportunities Fund	Institutional	—	3,641	—	3,641
JOHCM International Select Fund	Class I	101,798,585	2,657,530	(79,432,812)	25,023,303
JOHCM International Select Fund	Class II	4,499,344	324,105	(2,001,530)	2,821,919
JOHCM International Small Cap Equity Fund	Class I	771,931	218,052	(1,945,888)	(955,905)
JOHCM International Small Cap Equity Fund	Class II	51,782	8,319	(27,227)	32,874
JOHCM International Small Cap Equity Fund	Institutional	5,581,996	937,820	(7,259,190)	(739,374)

H.	Concentration of Ownership

A significant portion of a Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of a Fund’s investment strategy.

In addition, as of March 31, 2020, the Adviser or Adviser affiliates held outstanding shares of the Funds as follows:

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

		%
Fund	Class	Ownership
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I	0.1
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	92.4
JOHCM Global Income Builder Fund	Class I	6.4
JOHCM Global Income Builder Fund	Institutional	37.2
JOHCM International Opportunities Fund	Institutional	100.0

I.	Subsequent Events

On April 16, 2020 the Board of Trustees of the Trust approved the liquidation of the JOHCM Asia Ex-Japan Equity Fund. Such liquidation took place on May 14, 2020.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

ADDITIONAL INFORMATION

March 31, 2020 (Unaudited)

A.	Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2019 and held for the entire period through March 31, 2020.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on a Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

ADDITIONAL INFORMATION

March 31, 2020 (Unaudited)

Actual Expense Example

Fund	Class	Expense Ratio	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid 10/1/19-3/31/20
JOHCM Asia Ex-Japan Equity Fund	Class I	0.90%	$1,000.00	$855.30	$4.19
JOHCM Asia Ex-Japan Equity Fund	Class II	1.05%	1,000.00	854.30	4.88
JOHCM Asia Ex-Japan Equity Fund	Institutional	0.80%	1,000.00	855.90	3.72
JOHCM Emerging Markets Opportunities Fund	Class I	1.23%	1,000.00	809.10	5.55
JOHCM Emerging Markets Opportunities Fund	Class II	1.38%	1,000.00	808.90	6.23
JOHCM Emerging Markets Opportunities Fund	Institutional	1.13%	1,000.00	809.50	5.10
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I	1.64%	1,000.00	814.30	7.44
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	1.54%	1,000.00	814.80	6.99
JOHCM Global Equity Fund	Class I	1.16%	1,000.00	882.80	5.45
JOHCM Global Equity Fund	Institutional	1.07%	1,000.00	884.00	5.05
JOHCM Global Income Builder Fund	Class I	0.95%	1,000.00	880.10	4.47
JOHCM Global Income Builder Fund	Class II	1.10%	1,000.00	879.40	5.17
JOHCM Global Income Builder Fund	Institutional	0.85%	1,000.00	880.50	4.01
JOHCM International Opportunities Fund	Institutional	0.89%	1,000.00	871.80	4.17
JOHCM International Select Fund	Class I	0.98%	1,000.00	909.70	4.70
JOHCM International Select Fund	Class II	1.23%	1,000.00	908.90	5.89
JOHCM International Small Cap Equity Fund	Class I	1.31%	1,000.00	791.60	5.87
JOHCM International Small Cap Equity Fund	Class II	1.46%	1,000.00	790.80	6.54
JOHCM International Small Cap Equity Fund	Institutional	1.21%	1,000.00	791.90	5.43

Hypothetical Expense Example

Fund	Class	Expense Ratio	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid 10/1/19-3/31/20
JOHCM Asia Ex-Japan Equity Fund	Class I	0.90%	$1,000.00	$1,020.49	$4.56
JOHCM Asia Ex-Japan Equity Fund	Class II	1.05%	1,000.00	1,019.74	5.31
JOHCM Asia Ex-Japan Equity Fund	Institutional	0.80%	1,000.00	1,020.99	4.05
JOHCM Emerging Markets Opportunities Fund	Class I	1.23%	1,000.00	1,018.86	6.19
JOHCM Emerging Markets Opportunities Fund	Class II	1.38%	1,000.00	1,018.11	6.96
JOHCM Emerging Markets Opportunities Fund	Institutional	1.13%	1,000.00	1,019.36	5.69
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I	1.64%	1,000.00	1,016.80	8.27

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

ADDITIONAL INFORMATION

March 31, 2020 (Unaudited)

Fund	Class	Expense Ratio	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid 10/1/19-3/31/20
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	1.54%	$1,000.00	$1,017.30	$7.77
JOHCM Global Equity Fund	Class I	1.16%	1,000.00	1,019.20	5.85
JOHCM Global Equity Fund	Institutional	1.07%	1,000.00	1,019.64	5.41
JOHCM Global Income Builder Fund	Class I	0.95%	1,000.00	1,020.24	4.81
JOHCM Global Income Builder Fund	Class II	1.10%	1,000.00	1,019.50	5.56
JOHCM Global Income Builder Fund	Institutional	0.85%	1,000.00	1,020.73	4.31
JOHCM International Opportunities Fund	Institutional	0.89%	1,000.00	1,020.54	4.50
JOHCM International Select Fund	Class I	0.98%	1,000.00	1,020.08	4.97
JOHCM International Select Fund	Class II	1.23%	1,000.00	1,018.83	6.23
JOHCM International Small Cap Equity Fund	Class I	1.31%	1,000.00	1,018.44	6.61
JOHCM International Small Cap Equity Fund	Class II	1.46%	1,000.00	1,017.69	7.37
JOHCM International Small Cap Equity Fund	Institutional	1.21%	1,000.00	1,018.94	6.11

B.	Board Approval of Management Fee for the JOHCM Emerging Markets Opportunities Fund

On December 12, 2019 the Board of Trustees of Advisers Investment Trust considered a proposal from JO Hambro Capital Management Limited (“JOHCM”) to lower the management fee for the JOHCM Emerging Markets Opportunities Fund from 1.05% of the Fund’s average daily net assets to 0.90% of the Fund’s average daily net assets. The Board considered information submitted by JOHCM in connection with the previous renewal of the Amended and Restated Investment Advisory Agreement on September 11, 2019, as well as updated comparative performance and fee information provided by JOHCM regarding the reduction in fees. Among other things, the Board considered information presented to it related to the JOHCM Emerging Markets Opportunities Fund’s performance and management fee compared to its peers and the impact of the management fee on profitability. The Board reviewed the management fee paid by the Fund and the total operating expenses of the Fund. After considering the comparative data provided by JOHCM, the Board concluded that lowering the management fee from 1.05% of the Fund’s average daily net assets basis points to 0.90% of the Fund’s average daily net assets was reasonable.

C.	Board Approval of Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the “Commission”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended. This Rule requires every registered open-end management company to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, and the establishment of a 15% limitation on illiquid investments. Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the Commission when certain liquidity-related events occur.

The Trusts’ Board approved the appointment of the Adviser’s 40 Act Liquidity Risk Management Committee (“Liquidity Committee”) as the administrator of the LRMP for the Funds on November 15, 2018 and the Funds’ LRMP on March 6, 2019. At the Board’s regular meeting on March 4, 2020, the Trust’s Chief Compliance Officer provided a report to the Fund’s Board on the operation and effectiveness

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

ADDITIONAL INFORMATION

March 31, 2020 (Unaudited)

of the LRMP after its first year of operation. The Adviser manages liquidity risks associated with the Funds’ investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, the Adviser utilizes a third party provider of liquidity monitoring services. The Liquidity Committee supplies portfolio-level data and certain assumptions to this provider which it uses to determine preliminary classifications. Once these preliminary classifications are received by the Liquidity Committee, the Committee reviews the information and makes a final liquidity classification. For Funds utilizing a sub-adviser, the Liquidity Committee reconciles the information with the sub-adviser, and where appropriate takes sub-adviser input into account in determining final liquidity classifications.

The LRMP effectively managed the Funds’ liquidity risks for the twelve-month period ended March 31, 2020. During this period, each Fund held no less than 50% of its total net assets in highly liquid investments. Because every Fund consisted primarily of highly liquid investments, no highly liquid investment minimum was required to be established for any Fund, and all Funds were well under their illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

D.	Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 866-260-9549 (toll free) or 312-557-5913. Information about how the Funds voted proxies relating to portfolio securities for each 12 month period ending June 30 is available without charge, upon request, by calling the Trust at 866-260-9549 (toll free) or 312-557-5913 and on the U.S. Securities and Exchange Commission’s (The “SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT (or on Form N-PORT’s predecessor form, Form N-Q). The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available to shareholders upon written request or by calling the Funds at 866-260-9549 (toll free).

Investment Adviser

JO Hambro Capital Management Limited

Level 3

1 St Jame’s Market

London, SW1Y 4AH

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information, call

866-260-9549 (toll free) or 312-557-5913

RIVER CANYON TOTAL RETURN

BOND FUND

SEMI-ANNUAL REPORT

March 31, 2020

Beginning on January 28, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling toll-free 800-245-0371 or 312-557-0164. If you own your shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund by calling toll-free 800-245-0371 or 312-557-0164 or by contacting your financial intermediary.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

March 31, 2020 (Unaudited)

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SHAREHOLDER LETTER

March 31, 2020

Dear Shareholder:

We are pleased to present to shareholders the March 31, 2020 Semi-Annual Report for the River Canyon Total Return Bond Fund (the “Fund”), a series of the Advisers Investment Trust. This report contains the results of Fund operations for the six months ended March 31, 2020.

We appreciate the trust and confidence you have placed in us by choosing the Fund and its Investment Adviser, River Canyon Fund Management LLC, and we look forward to continuing to serve your investing needs.

Sincerely,

Barbara J. Nelligan

President

Advisers Investment Trust

1

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage
	of Net	Principal
	Assets	Amount	Value

MORTGAGE-BACKED SECURITIES	73.6%
PRIVATE(a)	50.9%
Home Equity	50.9%
Argent Securities Trust Series 2006-M2 (Floating, ICE LIBOR USD 1M + 0.24%, 0.24% Floor)(b) 1.19%, 09/25/36		$1,144,452	$435,190
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5 (Floating, ICE LIBOR USD 1M + 0.46%, 0.46% Floor)(b) 1.41%, 01/25/36		3,557,623	1,941,313
Bella Vista Mortgage Trust Series 2004-1 (Floating, ICE LIBOR USD 1M + 0.70%, 0.35% Floor, 11.25% Cap)(b) 1.47%, 11/20/34		367,544	320,541
Business Jet Securities LLC Series 2018-1(c) 7.75%, 02/15/33		2,190,758	1,581,655
Carbone CLO Ltd. Series 2017-1A (Floating, ICE LIBOR USD 3M + 1.14%)(b)(c) 2.97%, 01/20/31		3,000,000	2,793,836
CBAM Ltd. Series 2017-1 (Floating, ICE LIBOR USD 3M + 1.80%)(b)(c) 3.62%, 07/20/30		2,500,000	2,218,197
Chase Funding Trust Series 2003-3 (Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor)(b) 1.49%, 04/25/33		280,355	245,640
Chase Funding Trust Series 2004-2 (Floating, ICE LIBOR USD 1M + 0.50%, 0.25% Floor)(b) 1.45%, 02/26/35		1,531,944	1,366,306
Countrywide Asset-Backed Certificates Series 2006-S3 (Step to 6.61% on 05/25/20)(d) 6.53%, 06/25/21		7,701	356,126
CWHEQ Home Equity Loan Trust Series 2006-S2 5.84%, 07/25/27		275,234	179,177
CWHEQ Home Equity Loan Trust Series 2006-S5 5.75%, 06/25/35		13,616	1,178,877
Dryden 53 CLO Ltd. 2017-53A (Floating, ICE LIBOR USD 3M + 1.12%)(b)(c) 2.95%, 01/15/31		3,000,000	2,792,026
GE-WMC Asset-Backed Pass Through Certificates Series 2005-1 (Floating, ICE LIBOR USD 1M + 0.69%, 0.46% Floor)(b) 1.64%, 10/25/35		321,383	210,007
GS Mortgage-Backed Securities Corp. Trust 2019-PJ3(c)(e)(f)(g) 0.22%, 03/25/50		234,132,634	1,006,770
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A (Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor)(b) 1.40%, 04/25/37		10,000,000	2,124,243
Home Equity Mortgage Trust Series 2005-3 (Floating, ICE LIBOR USD 1M + 1.08%, 0.72% Floor)(b) 2.03%, 11/25/35		226,050	225,170
Horizon Aircraft Finance I Ltd. Series 2018-1(c) 4.46%, 12/15/38		3,556,153	2,603,466

See Notes to Financial Statements.
2

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage
	of Net	Principal
	Assets	Amount	Value

Indymac Residential Mortgage-Backed Trust Series 2005-L3 (Floating, ICE LIBOR USD 1M + 0.44%, 0.22% Floor)(b) 1.39%, 12/25/38		$1,330,967	$959,960
Jamestown CLO XI Ltd. Series 2018-11A (Floating, ICE LIBOR USD 3M + 1.70%)(b)(c) 3.54%, 07/14/31		3,000,000	2,668,493
JP Morgan Mortgage Acquisition Trust Series 2007-CH1(h) 4.89%, 11/25/36		367,451	317,206
JP Morgan Resecuritization Trust Series 2009-7(c)(f)(g) 7.00%, 09/27/37		9,698,142	5,913,566
LCM XXV Ltd. (Floating, ICE LIBOR USD 3M + 1.21%)(b)(c) 3.03%, 07/20/30		3,000,000	2,818,424
Lehman Mortgage Trust Series 2008-4 (Floating, ICE LIBOR USD 1M + 0.38%, 0.38% Floor, 7.00% Cap)(b) 1.33%, 01/25/37		591,516	136,420
Merrill Lynch Mortgage Investors Trust Series 2005-A6 (Floating, ICE LIBOR USD 1M + 0.65%, 0.65% Floor)(b) 1.60%, 08/25/35		1,397,652	932,718
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 (Floating, ICE LIBOR USD 1M + 0.26%, 0.26% Floor)(b) 1.21%, 07/25/37		3,967,809	2,010,065
Midocean Credit CLO IX Series 2018-9A (Floating, ICE LIBOR USD 3M + 1.75%, 1.75% Floor)(b)(c) 3.57%, 07/20/31		2,500,000	2,234,796
Morgan Stanley ABS Capital I, Inc. Series 2002-HE3 (Floating, ICE LIBOR USD 1M + 1.08%, 0.54% Floor)(b) 2.03%, 03/25/33		49,094	41,312
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE9 (Floating, ICE LIBOR USD 1M + 0.89%, 0.59% Floor)(b) 1.83%, 11/25/34		1,952,999	1,609,725
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1(h) 5.82%, 03/25/47		910,556	849,524
NP SPE II LLC Series 2019-2A(c) 6.44%, 11/19/49		2,857,143	2,833,044
Residential Asset Securitization Trust Series 2006-A6 (Floating, 5.90% - ICE LIBOR USD 1M, 5.90% Cap)(b)(e) 4.95%, 07/25/36		11,967,766	2,454,931
TBW Mortgage-Backed Trust Series 2006-5 6.20%, 11/25/36		9,215,000	2,048,827
TCI-Symphony CLO Ltd. Series 2017-1 (Floating, ICE LIBOR USD 3M + 1.70%)(b)(c) 3.53%, 07/15/30		3,000,000	2,733,459
Venture 32 CLO Ltd. Series 2018-32A (Floating, ICE LIBOR USD 3M + 1.10%, 1.10% Floor)(b)(c) 2.92%, 07/18/31		2,000,000	1,848,566
Venture CDO Ltd. Series 2017-28AR (Floating, ICE LIBOR USD 3M + 1.27%)(b)(c) 3.09%, 10/21/29		3,000,000	2,768,899

See Notes to Financial Statements.
3

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage
	of Net	Principal
	Assets	Amount	Value

Venture XXVII CLO Ltd. Series 2017-27A (Floating, ICE LIBOR USD 3M + 1.30%)(b)(c) 3.12%, 07/20/30		$3,145,000	$2,962,715
Vibrant CLO VI Ltd. Series 2017-6A (Floating, ICE LIBOR USD 3M + 1.24%)(b)(c) 2.36%, 06/20/29		3,000,000	2,863,420
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2 (Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor, 10.50% Cap)(b) 1.30%, 01/25/45		169,962	150,748
Wellfleet CLO Ltd. Series 2016-2 (Floating, ICE LIBOR USD 3M + 1.14%, 1.14% Floor)(b)(c) 2.96%, 10/20/28		2,650,000	2,551,896
Wellfleet CLO Ltd. Series 2017-3 (Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor)(b)(c) 2.99%, 01/17/31		2,250,000	2,094,755
Wellfleet CLO Ltd. Series 2018-2 (Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor)(b)(c) 3.02%, 10/20/31		1,000,000	913,431
York CLO-2 Ltd. Series 2015-1A (Floating, ICE LIBOR USD 3M + 1.15%)(b)(c) 2.95%, 01/22/31		3,250,000	3,051,055

			71,346,495

U.S. GOVERNMENT AGENCIES	22.7%
Fannie Mae Pool (Floating, ICE LIBOR USD 1Y + 1.61%, 1.61% Floor, 7.98% Cap)(b) 2.83%, 03/01/48		375,952	379,249
Fannie Mae Pool (Floating, ICE LIBOR USD 1Y + 1.60%, 1.60% Floor, 8.08% Cap)(b) 3.07%, 07/01/48		558,344	573,600
Fannie Mae REMICS Series 2017-4(e) 3.50%, 05/25/41		6,032,016	279,890
Fannie Mae TBA 2.50%, 12/31/49		8,000,000	8,287,500
Freddie Mac Non Gold Pool (Floating, ICE LIBOR USD 1Y + 1.63%, 1.63% Floor, 7.86% Cap)(b) 2.86%, 09/01/47		566,607	577,953
Freddie Mac Non Gold Pool (Floating, ICE LIBOR USD 1Y + 1.64%, 1.64% Floor, 8.05% Cap)(b) 3.04%, 06/01/48		698,644	717,158
Freddie Mac Non Gold Pool (Floating, ICE LIBOR USD 1Y + 1.63%, 1.63% Floor, 9.26% Cap)(b) 3.26%, 07/01/48		738,915	762,168
Freddie Mac REMICS(e) 3.50%, 05/15/40		7,232,438	240,365
Freddie Mac REMICS(e) 4.00%, 07/15/47		18,098,615	2,151,429
Freddie Mac REMICS (Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap)(b)(e) 5.45%, 12/15/38		12,251,772	428,638

See Notes to Financial Statements.
4

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage
	of Net		Principal
	Assets		Amount	Value

Government National Mortgage Association Series 2016-116(e) 3.50%, 11/20/44			$16,638,923	$1,974,908
Government National Mortgage Association Series 2016-60(e) 3.50%, 05/20/46			7,323,008	1,083,188
Government National Mortgage Association Series 2017-117 (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap)(b)(e) 5.43%, 08/20/47			4,844,410	1,000,875
Government National Mortgage Association Series 2017-68 (Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap)(b)(e) 5.38%, 05/20/47			15,500,846	3,422,204
Government National Mortgage Association Series 2019-112(e) 3.50%, 04/20/49			1,393,767	99,529
Government National Mortgage Association Series 2019-112(e) 3.50%, 09/20/49			4,184,866	328,900
Government National Mortgage Association Series 2019-121 (Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap)(b)(e) 5.28%, 10/20/49			14,767,794	2,478,241
Government National Mortgage Association Series 2019-128(e) 4.00%, 10/20/49			25,155,629	3,037,044
Government National Mortgage Association Series 2019-145(e) 3.50%, 08/20/49			28,125,767	1,389,748
Government National Mortgage Association Series 2019-151(e) 3.00%, 12/20/49			21,663,232	2,642,173

				31,854,760

TOTAL MORTGAGE-BACKED SECURITIES (Cost $113,512,547)				103,201,255

MUNICIPAL BONDS	7.8%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond(i) 7.50%, (41% PIK), 08/20/40			10,160,439	6,172,467
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Capital Appreciation Restructured Series 0.00%, 07/01/51			27,409,000	4,836,044

TOTAL MUNICIPAL BONDS (Cost $12,443,308)				11,008,511

	Percentage
	of Net
	Assets		Shares	Value

SHORT-TERM INVESTMENTS(a)	20.7%
Northern Institutional Treasury Portfolio (Premier Class) 0.40%(j)			29,036,609	29,036,609

TOTAL SHORT-TERM INVESTMENTS (Cost $29,036,609)				29,036,609

TOTAL INVESTMENTS (Cost $154,992,464)	102.1%			143,246,375
NET OTHER ASSETS (LIABILITIES)	(2.1%	)		(3,011,608)

NET ASSETS	100.0%			$140,234,767

See Notes to Financial Statements.
5

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

(a)All or a portion of this security is designated as collateral for the TBA security at March 31, 2020.

(b)Floating rate security. The rate presented is the rate in effect at March 31, 2020, and the related index and spread are shown parenthetically for each security.

(c)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(d)Step coupon bond. Rate as of March 31, 2020 is disclosed.

(e)Interest only security.

(f)Variable rate security. Rate as of March 31, 2020 is disclosed.

(g)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(h)The interest rate on this certificate may increase 0.50% per annum after the first possible optional termination date.

(i)Security is a payment in-kind (PIK) bond and may pay all of or a portion of its coupon interest in-kind in lieu of cash. The percentage disclosed above represents the most recent PIK percentage relative to total interest paid.

(j)7-day current yield as of March 31, 2020 is disclosed.

Abbreviations:

CDO – Collateralized Debt Obligation

CLO – Collateralized Loan Obligation

TBA – To be announced

See Notes to Financial Statements.
6

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2020 (Unaudited)

River Canyon
Total Return
Bond Fund

Assets:
Investments, at value (Cost: $154,992,464)	$143,246,375
Receivable for interest	1,061,393
Receivable for dividends	28,511
Receivable for investments sold	145,122,694
Receivable for capital shares sold	2,414,999
Prepaid expenses	29,032

Total Assets	291,903,004
Liabilities:
Securities purchased payable	150,651,181
Capital shares redeemed payable	55,087
Collateral due to broker	760,000
Investment advisory fees payable	33,824
Accounting and Administration fees payable	117,786
Regulatory and Compliance fees payable	20,012
Accrued expenses and other payables	30,347

Total Liabilities	151,668,237

Net Assets	$140,234,767

Institutional Shares:
Net assets	$140,234,767
Shares of common stock outstanding	13,734,671

Net asset value per share	$10.21

Net Assets:
Paid in capital	$148,339,031
Distributable earnings (loss)	(8,104,264)

Net Assets	$140,234,767

See Notes to Financial Statements.
7

ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2020 (Unaudited)

River Canyon
Total Return
Bond Fund

Investment Income:
Dividend income	$217,086
Interest income	1,776,979
Non-cash interest income	141,510

Total investment income	2,135,575

Operating expenses:
Investment advisory	442,314
Accounting and Administration	75,000
Regulatory and Compliance	62,500
Trustees	25,599
Other	78,012

Total expenses before reductions	683,425
Expenses reduced by Adviser	(241,065)

Net expenses	442,360

Net investment income	1,693,215

Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	4,824,708
Change in unrealized appreciation (depreciation) on investments	(14,991,061)

Net realized and unrealized losses from investment activities	(10,166,353)

Change in Net Assets Resulting from Operations	$(8,473,138)

See Notes to Financial Statements.
8

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2020 (Unaudited) and the year ended September 30, 2019

	River Canyon
	Total Return Bond Fund
	2020	2019

Increase (decrease) in net assets:
Operations:
Net investment income	$1,693,215	$1,443,726
Net realized gains (losses) from investment transactions	4,824,708	1,953,013
Change in unrealized appreciation (depreciation) on investments	(14,991,061)	1,890,037

Change in net assets resulting from operations	(8,473,138)	5,286,776

Dividends paid to shareholders:
From distributable earnings	(4,720,228)	(1,539,441)

Total dividends paid to shareholders	(4,720,228)	(1,539,441)

Capital Transactions:
Proceeds from sale of shares	77,596,877	91,985,857
Value of shares issued to shareholders in reinvestment of dividends	3,578,033	1,249,510
Value of shares redeemed	(42,933,122)	(8,074,617)

Change in net assets from capital transactions	38,241,788	85,160,750

Change in net assets	25,048,422	88,908,085
Net assets:
Beginning of period	115,186,345	26,278,260

End of period	$140,234,767	$115,186,345

Share Transactions:
Sold	7,113,540	8,400,510
Reinvested	327,639	115,344
Redeemed	(4,014,233)	(731,990)

Change	3,426,946	7,783,864

See Notes to Financial Statements.
9

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	River Canyon
	Total Return Bond Fund

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
	2020	2019	2018	2017	2016	2015(a)
	(Unaudited)

Net asset value, beginning of period	$11.17	$10.41	$10.35	$10.23	$10.04	$10.00

Income (loss) from operations:
Net investment income	0.15	0.24	0.46	0.38	0.29	0.32
Net realized and unrealized gains (losses) from investments	(0.72)	0.79	0.05	0.25	0.16	0.17

Total from investment operations	(0.57)	1.03	0.51	0.63	0.45	0.49

Less distributions paid:
From net investment income	(0.14)	(0.27)	(0.45)	(0.39)	(0.26)	(0.36)
From net realized gains on investments	(0.25)	—	—	(0.12)	—	—
Tax return of capital	—	—	—	—	—	(0.09)

Total distributions paid	(0.39)	(0.27)	(0.45)	(0.51)	(0.26)	(0.45)

Change in net asset value	(0.96)	0.76	0.06	0.12	0.19	0.04

Net asset value, end of period	$10.21	$11.17	$10.41	$10.35	$10.23	$10.04

Total return(b)	(5.28%)	10.16%	5.00%	6.41%	4.55%	4.97%
Ratios/Supplemental data:

Net assets, end of period (000’s)	$140,235	$115,186	$26,278	$28,635	$26,898	$25,708
Ratio of net expenses to average net assets(c)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(c)	2.48%	2.60%	4.39%	3.81%	2.90%	4.18%
Ratio of gross expenses to average net assets(c), (d)	1.01%	1.48%	2.43%	1.98%	1.81%	1.81%
Portfolio turnover rate(b)	11.56%	30.46%	46.78%	47.85%	18.57%	41.03%

(a)	For the period from December 30, 2014, commencement of operations, to September 30, 2015.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the periods shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements.
10

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The River Canyon Total Return Bond Fund (the “Fund”) is a series of the Trust, and the Fund’s Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015 shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). During that time, investments in the Fund were made only by individuals or entities that were “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015, the Fund became publicly available for investment.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund. The investment objective of the Fund is to seek to maximize total return.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A.	Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 —quoted prices in active markets for identical assets

• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated.

Debt and other fixed income securities are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

11

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2020 in valuing the Fund’s investments based upon the three fair value levels defined above:

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
Fund	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

River Canyon Total Return Bond Fund
Mortgage-Backed Securities*	$—	$103,201,255	$—	$103,201,255
Municipal Bonds	—	11,008,511	—	11,008,511
Short-Term Investments	29,036,609	—	—	29,036,609

Total Investments	$29,036,609	$114,209,766	$—	$143,246,375

*     See additional categories in the Schedule of Investments.

As of March 31, 2020, there were no Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the period ended March 31, 2020.

FORWARD COMMITMENTS

The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transaction”) consistent with the Fund’s ability to manage its investment portfolio. No interest will be earned by the Fund on such purchases until the securities are delivered, however the market value may change prior to delivery. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment.

The Fund may enter into TBA sale commitments to help manage portfolio duration, hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered.

12

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on a monthly basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Prior to July 2019, the income dividends were made on a quarterly basis.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”).These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2020, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s Federal tax returns for the tax years ended September 30, 2016, 2017, 2018 and 2019 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

13

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

B.	Fees and Transactions with Affiliates and Other Parties

River Canyon Fund Management LLC (the “Adviser” or “River Canyon”) serves as the investment adviser to the Fund. Under the terms of the Trust’s Investment Advisory Agreement (the “Agreement”) with the Adviser, the Fund paid the Adviser a fee computed and accrued daily and paid monthly at the annual rate of 0.65% of average daily net assets. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations.

Foreside Financial Services, LLC (the “Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $25,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $150,000 relating to these services, as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual asset-based fee, a basis-point fee based on the Fund’s daily net assets, subject to an overall annual minimum fee of $125,000 for these services, and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, Northern Trust, or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2020 the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $120,000 and reimbursement for certain expenses. Effective April 1, 2020 the Trust pays an annual retainer of $125,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2020, the aggregate Trustee compensation paid by the Trust was $180,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” expenses on the Statement of Operations.

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends, expenses on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.65% of the average daily net assets of the Fund until January 28, 2021. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage costs, interest, taxes, dividends, expenses on short positions, litigation and indemnification expenses) to exceed the applicable expense limitation in effect at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

For the six months ended March 31, 2020, the Fund incurred advisory fees payable to River Canyon, expense waivers/reimbursements from River Canyon, and paid expense recoupments to River Canyon as follows:

	Advisory	Expenses	Advisory Fees
	Fee to	Reduced	Recouped
Fund	River Canyon	by River Canyon	by River Canyon

River Canyon Total Return Bond Fund	$442,314	$241,065	$—

14

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

The balances of recoverable expenses to River Canyon by the Fund at March 31, 2020 were as follows:

		River Canyon
		Total Return Bond
For the:	Expiring	Fund

Year ended September 30, 2017	September 30, 2020	$ 365,211
Year ended September 30, 2018	September 30, 2021	472,932
Year ended September 30, 2019	September 30, 2022	451,131
Six months ended March 31, 2020	September 30, 2023	241,065

Balances of Recoverable Expenses to the Adviser		$1,530,339

C.	Investment Transactions

For the six months ended March 31, 2020, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Cost of Purchases	Proceeds from Sales

$54,680,780	$11,426,588

D.	Federal Income Tax

As of March 31, 2020, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

River Canyon Total Return Bond Fund	$155,076,818	$1,988,081	$(13,818,524)	$(11,830,443)

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2019 and September 30, 2018 for the Fund was as follows:

		Net Long	Total Taxable	Tax Return	Total Distributions
	Ordinary Income	Term Gains	Distributions	of Capital	Paid

2019	$1,539,441	$—	$1,539,441	$—	$1,539,441
2018	1,168,077	—	1,168,077	—	1,168,077

As of the tax year ended September 30, 2019, the components of accumulated earnings on a tax basis were as follows:

		Undistributed Long			Accumulated		Total
	Undistributed	Term Capital	Accumulated	Distributions	Capital and	Unrealized	Accumulated
	Ordinary Income	Gains	Earnings	Payable	Other Losses	Appreciation	Earnings

River Canyon Total Return Bond Fund	$471,138	$1,434,580	$1,905,718	$ —	$ —	$3,183,384	$5,089,102

E.	Concentration of Ownership

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

As of March 31, 2020, approximately 19% of the shares issued by the Fund were owned by the Adviser or Adviser-related shareholders.

15

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

F.	Other Risks

The recent global outbreak of COVID-19 has disrupted economies and markets, and the prolonged duration and economic impact is uncertain. These events can have a significant impact to the Fund’s operations and performance.

Instruments in which the Fund invests may pay interest at floating rates based on the London Interbank Offered Rate (“LIBOR”) or may be subject to interest caps or floors based on LIBOR. In July 2017, the United Kingdom’s Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR. Abandonment of or modifications to LIBOR could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests and financial markets generally, however, the transition may have an adverse impact on a Fund’s investments, performance or financial condition.

16

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

ADDITIONAL INFORMATION

March 31, 2020 (Unaudited)

A.	Security Allocation as of March 31, 2020

Market Exposure

Fixed Income Securities	% of Net Assets
Home Equity	50.9%
U.S. Government Agencies	22.7
Municipal Bonds	7.8
Total	81.4%

5 Largest Security Positions

Issuer	% of Net Assets
Fannie Mae TBA 2.50%, 12/31/49	5.9%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond 7.50%, 8/20/40	4.4
JP Morgan Resecuritization Trust Series 2009-7 7.00%, 9/27/37	4.2
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Capital Appreciation Restructured Series 0.00%, 7/1/51	3.5
Government National Mortgage Association Series 2017-68 5.38%, 5/20/47	2.5
Total	20.5%

B.	Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2019 and held for the entire period through March 31, 2020.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

17

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

ADDITIONAL INFORMATION

March 31, 2020 (Unaudited)

		Beginning Account	Ending Account
	Expense	Value	Value	*Expenses Paid
	Ratio	10/1/2019	3/31/2020	10/1/19-3/31/20

Actual	0.65%	$1,000.00	$947.20	$3.16
Hypothetical	0.65%	$1,000.00	$1,021.75	$3.29

*

Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (183), and divided by the number of days in the current year (366).

C.	Board Approval of Investment Advisory Agreement

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Second Amended and Restated Investment Advisory Agreement (the “Agreement”) between Advisers Investment Trust (the “Trust”) and River Canyon Fund Management LLC (the “Adviser”) with respect to the River Canyon Total Return Bond Fund (the “Fund”) be approved by a majority of the Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”). It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to the Fund and its shareholders. The Board considered and approved the Agreement for the Fund at an in-person meeting held on December 11, 2019.

The Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the investment performance of the Fund and the Adviser (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of the Fund’s shareholders.

The Board examined the nature, extent, and quality of the advisory services provided by the Adviser. The Board considered the terms of the Agreement, information and reports provided by the Adviser regarding its business, personnel and operations, and advisory services provided to the Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction processes, the Adviser’s compliance program, pending material litigation (if any), insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the reports provided by the Adviser, there had been no material compliance issues or concerns raised or encountered since the last renewal of the Agreement and that there had been no material compliance issues in the past 36 months with respect to the Fund or any other fund managed by the Adviser. The Board then considered key risks associated with the Fund and ways in which those risks were mitigated. Taking into account the personnel involved in servicing the Fund, as well as the materials provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services received from the Adviser.

The Board reviewed the investment performance for the Fund and examined the selected peer group and benchmark for the Fund. The Board reviewed the Fund’s performance compared to its peer group for one-year, three-year, and since-inception periods through September 30, 2019. The Board also reviewed the performance of other funds and accounts advised or sub-advised by the Adviser with similar investment mandates for one-year, three-year, and since inception periods through September 30, 2019. After considering the information presented to it, the Board expressed satisfaction with the performance of the Fund and the Adviser.

The Board reviewed the cost of services provided and the profits realized by the Adviser, including assertions related to compensation and profitability. The Board discussed the advisory fee paid by the Fund and the total operating expenses of the Fund. The Board noted that the Adviser received a management fee of 0.65% of average daily net assets of the Fund. The Board reviewed the investment advisory fees paid by the Fund in comparison to the investment advisory fees paid by the funds within the appropriate peer group, noting that the fees paid by the Fund were competitive with the fees paid by its peers. The Board then considered the expense cap in place for the Fund, noting that the Adviser had contractually agreed to waive fees and or reimburse expenses to limit total annual fund operating expenses to 0.65% of average daily net assets. After considering the comparative data provided by the Adviser, the Board concluded that the advisory fees and expense ratios were reasonable.

18

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

ADDITIONAL INFORMATION

March 31, 2020 (Unaudited)

The Board examined the profitability of the Adviser’s relationship with the Fund and considered the information provided by the Adviser. Among other things, the Board considered the overall financial condition and profitability of the Adviser and representations made thereto and to overall importance of the Fund’s relationship to the Adviser’s business strategy. The Board concluded that, based on both the written and oral reports provided by the Adviser, the profit margin was reasonable given the Fund’s asset size.

In considering the economies of scale for the Fund, the Board considered the marketing and distribution plans for the Fund, the Fund’s capacity, and the Fund’s breakeven point. The Board noted than other than the investment advisory fee, the Adviser derived no other fees or monetary benefits from the Fund.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to various factors considered.

D.	Board Approval of Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the “Commission”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended. This Rule requires every registered open-end management company to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, and the establishment of a 15% limitation on illiquid investments. Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the Commission when certain liquidity-related events occur.

The Trust’s Board of Trustees approved the appointment of the Adviser’s Liquidity Committee (the “Liquidity Committee”) as the administrator of the LRMP for the Fund on March 6, 2019 and the Fund’s LRMP on September 11, 2019. At the Board’s regular meeting on March 4, 2020, the Trust’s Chief Compliance Officer provided a report to the Board on the operation and effectiveness of the LRMP after its first year of operation. The Adviser manages liquidity risks associated with the Fund’s investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, the Adviser utilizes a third party provider of liquidity monitoring services. The Liquidity Committee supplies portfolio-level data and certain assumptions to this provider which it uses to determine preliminary classifications. Once these preliminary classifications are received, the Liquidity Committee reviews the information and make a final liquidity classification.

The LRMP effectively managed the Fund’s liquidity risks for the applicable period ended March 31, 2020. During this period, the Fund held no less than 50% of its total net assets in highly liquid investments. Because the Fund consisted primarily of highly liquid investments, no highly liquid investment minimum was required to be established for the Fund, and the Fund was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

E.	Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 800-245-0371 (toll free) or 312-557-0164. Information about how the Fund voted proxies relating to portfolio securities for each 12 month period ending June 30 is available without charge, upon request, by calling the Trust at 800-245-0371 (toll free) or 312-557-0164 and on the SEC website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (or on Form N-PORT’s predecessor form, Form N-Q). The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available to shareholders upon written request or by calling the Fund at 800-245-0371 (toll free).

19

Investment Adviser

River Canyon Fund Management LLC

2000 Avenue of the Stars, 11th Floor

Los Angeles, California 90067

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

Deloitte & Touche LLP

111 S. Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information, call

800-245-0371 (toll free) or 312-557-0164

NTAM TREASURY ASSETS FUND

SEMI-ANNUAL REPORT

MARCH 31, 2020

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

March 31, 2020 (Unaudited)

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Percentage of Net Assets	Principal Amount (000s)	Value (000s)
U.S. TREASURY OBLIGATIONS	34.9%
U.S. Treasury Bills	0.9%
1.76%, 9/10/20(a)		$25,000	$24,804

U.S. Treasury Bonds	5.4%
1.63%, 6/30/20		100,000	99,939
1.38%, 9/30/20		50,000	49,870

			149,809

U.S. Treasury Floating Rate Notes	5.5%
(Floating, U.S. Treasury 3M Bill MMY + 0.15%) 0.24%, 4/1/20(b)		25,000	24,996
(Floating, U.S. Treasury 3M Bill MMY + 0.05%) 0.34%, 4/1/20(b)		35,000	34,978
(Floating, U.S. Treasury 3M Bill MMY + 0.14%) 0.43%, 4/1/20(b)		92,000	91,915

			151,889

U.S. Treasury Notes	23.1%
1.50%, 5/31/20		75,000	74,935
1.63%, 7/31/20		35,000	34,982
2.00%, 7/31/20		100,000	100,058
2.63%, 7/31/20		80,000	80,222
1.50%, 8/15/20		55,000	55,024
1.38%, 8/31/20		30,000	29,946
1.75%, 11/15/20		30,000	30,018
2.75%, 11/30/20		80,000	80,564
1.88%, 12/15/20		99,500	99,663
2.00%, 2/28/21		55,000	55,313
2.38%, 3/15/21		1,000	1,018

			641,743

TOTAL U.S. TREASURY OBLIGATIONS (Cost $968,245)			968,245

REPURCHASE AGREEMENTS	64.9%
Repurchase Agreements	64.9%
BNP Paribas S.A., dated 3/31/20, repurchase price $400,000, 0.01%, 4/1/20(c)		400,000	400,000
Citigroup Global Markets, Inc., dated 3/31/20, repurchase price $375,000, 0.01%, 4/1/20(d)		375,000	375,000
Fixed Income Clearing Co., dated 3/31/20, repurchase price $675,000, 0.01%, 4/1/20(e)		675,000	675,000
JPMorgan Securities LLC, dated 3/31/20, repurchase price $350,000, 0.01%, 4/1/20(f)		350,000	350,000

			1,800,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,800,000)			1,800,000

TOTAL INVESTMENTS (Cost $2,768,245)	99.8%		2,768,245
NET OTHER ASSETS (LIABILITIES)	0.2%		6,636

NET ASSETS	100.0%		$2,774,881

(a)	Discount rate at the time of purchase.
(b)

Variable rate security. Rate as of March 31, 2020 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(c)	The nature and terms of the collateral received for the repurchase agreements are as follows:

See Notes to Financial Statements.
1

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

BNP Paribas S.A.	Value (000s)	Coupon Rates	Maturity Dates
U.S. Treasury Bills	$402	0.00%	4/7/20 — 9/10/20
U.S. Treasury Bonds	$35,368	0.00% - 8.00%	11/15/21 — 8/15/48
U.S. Treasury Notes	$372,230	0.13% — 2.88%	4/30/20 — 10/31/26
Total	$408,000
(d) The nature and terms of the collateral received for the repurchase agreements are as follows:

Citigroup Global Markets, Inc.	Value (000s)	Coupon Rates	Maturity Dates
U.S. Treasury Bonds	$382,500	0.75% — 4.25%	11/15/40 — 5/15/47
(e) The nature and terms of the collateral received for the repurchase agreements are as follows:

Fixed Income Clearing Co.	Value (000s)	Coupon Rates	Maturity Dates
U.S. Treasury Notes	$688,505	2.75%	5/31/2023
(f) The nature and terms of the collateral received for the repurchase agreements are as follows:

JPMorgan Securities LLC	Value (000s)	Coupon Rates	Maturity Dates
U.S. Treasury Notes	$357,000	1.50% — 2.25%	1/15/23 — 2/15/27

At March 31, 2020 the asset allocations for the NTAM Treasury Assets Fund were:

Asset Allocation (Unaudited)	% of Net Assets
U.S. Treasury Bills	0.9%
U.S. Treasury Bonds	5.4
U.S. Treasury Floating Rate Notes	5.5
U.S. Treasury Notes	23.1
Repurchase Agreements	64.9
Total	99.8%

See Notes to Financial Statements.
2

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2020 (Unaudited)

Amounts in thousands	NTAM Treasury Assets Fund

Assets:
Investments, at value (Cost: $968,245)	$968,245
Repurchase agreements, cost equals fair value	1,800,000
Cash	8,215
Receivable for interest	3,598
Prepaid expenses	63

Total Assets	2,780,121
Liabilities:
Distributions payable to shareholders	4,147
Investment advisory fees payable	342
Accounting and Administration fees payable	659
Regulatory and Compliance fees payable	37
Accrued expenses and other payable	55

Total Liabilities	5,240

Net Assets	$2,774,881

Net assets	$2,774,881
Shares of common stock outstanding	2,774,378

Net asset value per share	$1.00

Net Assets:
Paid in capital	$2,774,324
Distrubutable earnings	557

Net Assets	$2,774,881

See Notes to Financial Statements.
3

ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2020 (Unaudited)

Amounts in thousands	NTAM Treasury Assets Fund

Investment Income:
Interest income	$63,904
Operating expenses:
Investment advisory	4,185
Accounting and Administration	490
Regulatory and Compliance	182
Trustees	26
Other	57

Total expenses	4,940
Expenses reduced by Adviser	(1,112)

Net expenses	3,828

Net investment income	60,076

Realized Gains from Investment Activities:
Net realized gains from investment transactions	8,408

Net realized gains from investment activities	8,408

Change in Net Assets Resulting from Operations	$68,484

See Notes to Financial Statements.
4

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2020 (Unaudited) and the year ended September 30, 2019

	NTAM Treasury Assets Fund
Amounts in thousands	March 31, 2020	September 30, 2019

Increase (decrease) in net assets:
Operations:
Net investment income	$60,076	$176,703
Net realized gains from investment transactions	8,408	183

Change in net assets resulting from operations	68,484	176,886

Dividends paid to shareholders:
From distributable earnings	(68,169)	(176,854)

Total dividends paid to shareholders	(68,169)	(176,854)

Capital Transactions:
Proceeds from sale of shares	1,736,500	888,750
Value of shares issued to shareholders in reinvestment of dividends	77,670	175,880
Value of shares redeemed	(7,077,199)	(956,789)

Change in net assets from capital transactions	(5,263,029)	107,841

Change in net assets	(5,262,714)	107,873
Net assets:
Beginning of period	8,037,595	7,929,722

End of period	$2,774,881	$8,037,595

Share Transactions
Sold	1,736,500	888,750
Reinvested	77,670	175,880
Redeemed	(7,077,199)	(956,789)

Change	(5,263,029)	107,841

See Notes to Financial Statements.
5

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	NTAM Treasury Assets Fund
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30 2019		Period Ended September 30 2018(a)

Net asset value, beginning of period	$1.00		$1.00		$1.00

Income (loss) from operations:
Net investment income	0.01		0.02		0.01
Net realized gains from investments	—		—		—

Total from investment operations	0.01		0.02		0.01

Less distributions paid:
From net investment income	(0.01)		(0.02)		(0.01)
From net realized gains on investments	(—	)(b)	(—	)(b)	—

Total distributions paid	(0.01)		(0.02)		(0.01)

Change in net asset value	—		—		—

Net asset value, end of period	$1.00		$1.00		$1.00

Total return(c)	0.97%		2.28%		0.88%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$2,774,881		$8,037,595		$7,929,722
Ratio of net expenses to average net assets(d)	0.10%		0.10%		0.10%
Ratio of net investment income to average net assets(d)	1.58%		2.25%		1.81%
Ratio of gross expenses to average net assets(d), (e)	0.13%		0.13%		0.13%

(a)	For the period from April 4, 2018, commencement of operations, to September 30, 2018.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements.
6

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, The Trust was converted to a Delaware Statutory Trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The NTAM Treasury Assets Fund (the “Fund”) is a series of the Trust, and commenced operations on April 4, 2018. Shares of the Fund are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Fund may be made only by individuals or entities that were “accredited investors” within the meaning of Regulation D under the 1933 Act.

The Fund is a diversified fund. The investment objective of the Fund is to seek to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal market conditions, exclusively in United States (“U.S.”) Treasury securities and related repurchase agreements and other securities that limit their investments to, or are backed by, U.S. Treasury securities.

The Fund operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”).

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A.     Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at amortized cost, which approximates fair value. Under this method, investments purchased at a discount or premium are valued by accruing or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If amortized cost does not approximate fair value, such securities will be fair valued in good faith by the Fund’s Fair Value Committee in accordance with procedures established by and under the general supervision of the Trustees.

The following is a summary of the valuation inputs used as of March 31, 2020 in valuing the Fund’s investments based upon the three fair value levels as follows:

• Level 1 —quoted prices in active markets for identical assets

• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Amounts in thousands	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments held by the NTAM Treasury Assets Fund*	$—	$2,768,245	$—	$2,768,245

*	See additional categories in the Schedule of Investments.

7

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

As of March 31, 2020, there were no Level 1 or Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the period ended March 31, 2020.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements under the terms of a master repurchase agreement by which they purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Fund to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Fund may be delayed or limited. The Fund has entered into such repurchase agreements at March 31, 2020, as reflected in the accompanying Schedule of Investments.

Amounts in thousands	Gross Amounts not Offset in the Statement of Assets and Liabilities

Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liablities	Financial Instruments*	Net Amount

BNP Paribas S.A	$400,000	$(400,000)	$—
Citigroup Global Markets, Inc.	375,000	(375,000)	—
Fixed Income Clearing Co.	675,000	(675,000)	—
JPMorgan Securities LLC	350,000	(350,000)	—

	$1,800,000	$(1,800,000)	—

* Collateral received is reflected up to the fair market value of the repurchase agreement.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net income are declared daily and paid monthly by the Fund to its shareholders. Net income includes the interest accrued on the Fund’s assets less estimated expenses. The Fund’s net realized short-term capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment

8

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2020, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s Federal tax returns for the tax years ended September 30, 2019 and 2018 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

B.   Fees and Transactions with Affiliates and Other Parties

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Northern Trust Investments, Inc. (the “Adviser” or “NTI”) to provide investment management services to the Fund. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. Under the terms of the Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s daily net assets at the annualized rate of 0.11%.

Foreside Financial Services, LLC (the “Placement Agent”), provides private placement services to the Fund pursuant to a placement agent agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Placement Agent acts as an agent of the Trust in connection with the offering of the shares of the Fund on a private placement basis to eligible investors only. The Adviser, at its own expense, pays the Placement Agent an asset-based fee, which is calculated and billed monthly, for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”), an affiliate to NTI, serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund agreed to pay Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on the Fund’s daily net assets, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual base fee, a basis-point fee based on the Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, Northern Trust, or the Placement Agent and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2020 the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $120,000 and reimbursement for certain expenses. Effective April 1, 2020 the Trust pays

9

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

an annual retainer of $125,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2020, the aggregate Trustee compensation paid by the Trust was $180,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” expenses on the Statement of Operations.

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of the compensation paid to each Trustee, expenses associated with each Trustee’s attendance at Board of Trustees meetings and other Trust related travel, expenses of third party consultants engaged by the Board, membership dues paid to the Investment Company Institute, brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.10% of the average daily net assets of the Fund until January 28, 2021. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three fiscal years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of the compensation paid to each Trustee, expenses associated with each Trustee’s attendance at Board of Trustees meetings and other Trust related travel, expenses of third party consultants engaged by the Board, membership dues paid to the Investment Company Institute, brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to exceed the applicable expense limitation in effect at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

For the six months ended March 31, 2020, the Fund incurred advisory fees payable to NTI, expense waivers and/or reimbursements from NTI, and paid expense recoupments to NTI, as follows:

Amounts in thousands	Advisory Fee to NTI	Expenses Reduced by NTI	Advisory Fees Recouped by NTI

NTAM Treasury Assets Fund	$4,185	$1,112	$—

The balance of recoverable expenses to NTI by the Fund at March 31, 2020 were as follows (in thousands):

For the:	Expiring	NTAM Treasury Assets Fund

Period ended September 30, 2018	September 30, 2021	$1,178
Year ended September 30, 2019	September 30, 2022	2,246
Six months ended March 31, 2020	September 30, 2023	1,112

Balances of Recoverable Expenses to the Adviser		$4,536

C.     Other Risks

The recent global outbreak of COVID-19 has disrupted economies and markets, and the prolonged duration and economic impact is uncertain. These events can have a significant impact to the Fund’s operations and performance.

D.     Federal Income Tax

As of March 31, 2020, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Amounts in thousands	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

NTAM Treasury Asset Fund	$2,768,245	$—	$—	$—

10

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

The tax character of distributions paid to shareholders during the latest tax periods ended September 30, 2019 and September 30, 2018 for the Fund were as follows:

Amounts in thousands	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid

2019	$175,874	$—	$175,874	$—	$175,874
2018	54,202	$—	54,202	$—	54,202

As of the latest tax year ended September 30, 2019, the components of accumulated earnings on a tax basis were as follows:

Amount in thousands	Undistributed Ordinary Income	Undistributed Long- Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings

NTAM Treasury Assets Fund	$13,886	$ —	$ —	$(13,644)	$ —	$ —	$243

11

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

ADDITIONAL INFORMATION

March 31, 2020 (Unaudited)

A.   Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2019 and held for the entire period through March 31, 2020.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Expense Ratio	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	*Expenses Paid 10/1/2019-3/31/2020

Actual	0.10%	$1,000.00	$1,009.70	$0.50
Hypothetical	0.10%	$1,000.00	$1,024.50	$0.51

*

Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (183), and divided by the number of days in the current year (366).

B.   Board Approval of Investment Advisory Agreement

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Investment Advisory Agreement between Advisers Investment Trust (the “Trust”) and Northern Trust Investments, Inc. (the “Adviser”) with respect to the NTAM Treasury Assets Fund (the “Fund”) be approved by a majority the Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”). It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Investment Advisory Agreement (the “Agreement”) to determine whether the agreement is fair to the Fund and its shareholders. The Board considered and approved the Agreement for the Fund at an in-person meeting held on March 4, 2020.

The Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of the Fund’s shareholders.

The Board examined the nature, extent and quality of the advisory services provided by the Adviser. The Board considered the terms of the Agreement, information and reports provided by the Adviser on its personnel and operations, and the Adviser’s experience in managing the investment strategy of the Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction process and the Adviser’s compliance program, pending litigation, insurance coverage, business continuity program, and information security practices.

12

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

ADDITIONAL INFORMATION

March 31, 2020 (Unaudited)

The Board noted that the Adviser was affiliated with the Trust’s fund administrator, transfer agent, and fund accountant as those services are provided by The Northern Trust Company. Taking into account the personnel involved in servicing the Fund as well as the materials and services provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services received from the Adviser.

The Board reviewed the investment performance of the Fund and compared the Fund’s performance through December 31, 2019 to Fund’s benchmark and peer group for the Fund. The Board reviewed the peer group which was drawn from Lipper Institutional U.S. Treasury Money Market Funds as further refined by assets under management. After considering the information presented to it, the Board expressed satisfaction with the performance of the Fund and the Adviser.

The Board considered the cost of services provided and the profits realized by the Adviser and, among other things, discussed the Adviser’s assertions related to profitability. The Board then reviewed the advisory fee paid by the Fund and the total operating expenses of the Fund. The Board noted that the Adviser received a management fee of 0.11% of the average daily net assets of the Fund noting that the fee was in-line with the Fund’s peer group and the Lipper Institutional Money Market Funds average. Turning to total annual operating expenses, the Board noted that under the Expense Limitation Agreement, the Adviser had contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the total annual operating expenses to 0.10% annually. Among other factors considered when reviewing the advisory fee and the expense limitation was the fact that the Fund was not publicly marketed, but rather was privately placed. The Board concluded that the advisory fee and expense ratios were reasonable.

The Board considered the profitability of the Adviser’s relationship with the Fund. Referring to information provided by the Adviser, the Board determined that the profit earned by the Adviser for management of the Fund was not excessive.

In considering the economies of scale for the Fund, the Board considered that the Fund was a private placement and the size and scale had remained similar to its launch size. The Board determined the investment advisory fee to be appropriate and reasonable for the Fund at its size and scale and that no additional economies of scale were anticipated.

The Board considered that the Adviser may derive ancillary benefits from its management of the Fund and again considered that the Adviser was affiliated with the Fund’s administrator, transfer agent, and fund accountant.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to the various factors considered.

C.   Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by writing to the Fund at NTAM Treasury Assets Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 855-351-4583 (toll free); and (ii) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, by calling the Fund at 855-351-4583 (toll free); and (ii) on the SEC’s website at www.sec.gov.

For relevant periods ended December 31, 2018 and prior, the Fund filed a complete Schedule of Portfolio Holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge on the SEC’s website at www.sec.gov.

13

Investment Adviser

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

Deloitte & Touche LLP

111 S. Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Placement Agent

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information, call

855-351-4583 (toll free)

(b) Not applicable.

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	June 5, 2020

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 5, 2020